NATIONWIDE VL

SEPARATE

ACCOUNT-G

Annual Report

To

Policyholders

December 31, 2021

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and

Contract Owners of Nationwide VL Separate Account-G:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide VL Separate Account-G (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 8 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods in Note 8, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/    KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 4, 2022

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - New World Fund: Class 2 (AMVNW2)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class I (BRVGA1)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

DELAWARE FUNDS BY MACQUARIE

Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)

DIMENSIONAL FUND ADVISORS INC.

DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio (DFVGB)

DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI) (1)

DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class (DFVIPS)

DFA Investment Dimensions Group Inc. - VA International Small Portfolio (DFVIS)

DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)

DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio (DFVSTF)

DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio (DFVULV)

DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio (DFVUTV)

DWS INVESTMENT MANAGEMENT AMERICAS, INC.

Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A (DSGIBA)

Deutsche DWS Variable Series I - DWS Capital Growth VIP: Class A (DSVCGA)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products - Emerging Markets Portfolio - Service Class (FEMS)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class (FRESS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 1 (FTVFA1)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 1 (FTVIS1)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS) (1)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

GUGGENHEIM INVESTMENTS

Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares (AVMCCI) (1)

Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

Invesco - Invesco V.I. Main Street Fund: Series I (OVGI) (1)

Invesco - Invesco V.I. Global Fund: Series I (OVGS) (1)

Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)

Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB) (1)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC) (1)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Corporate Bond: Class II (WRBDP) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Balanced: Class II (WRBP) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Core Equity: Class II (WRCEP) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Global Equity Income: Class II (WRDIV) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II (WRENG) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Global Bond: Class II (WRGBP) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Natural Resources: Class II (WRGNR) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Growth: Class II (WRGP) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II (WRHIP) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy International Core Equity: Class II (WRI2P) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Global Growth: Class II (WRIP) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Limited-Term Bond: Class II (WRLTBP) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Government Money Market: Class II (WRMMP) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Aggressive: Class II (WRPAP) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Conservative: Class II (WRPCP) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Aggressive: Class II (WRPMAP) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Aggressive - Managed Volatility: Class II (WRPMAV) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Conservative: Class II (WRPMCP) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Conservative - Managed Volatility: Class II (WRPMCV) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderate - Managed Volatility: Class II (WRPMMV) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderate: Class II (WRPMP) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Securian Real Estate Securities: Class II (WRRESP) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Small Cap Growth: Class II (WRSCP) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Small Cap Core: Class II (WRSCV) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II (WRSTP) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Value: Class II (WRVP) (1)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

M FUNDS

M Fund, Inc. - M International Equity Fund (MFBIE)

M Fund, Inc. - M Large Cap Value Fund (MFBOV)

M Fund, Inc. - M Capital Appreciation Fund (MFFCA)

M Fund, Inc. - M Large Cap Growth Fund (MFTCG)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Initial Class (MNDIC)

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)

MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Initial Class (MVIVIC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MFS(R) Variable Insurance Trust - MFS Utilities Series: Initial Class (MVUIC)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB) (1)

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF) (1)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2) (1)

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2) (1)

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2) (1)

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2) (1)

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2) (1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF) (1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I (IDPG)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I (IDPGI)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I (NCPG)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I (NCPGI)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1) (1)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class P (NVDBLP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class P (NVDMAP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class P (NVDMCP)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class P (NVIDAP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class P (NVIDCP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1) (1)

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1) (1)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I (NVNMO1) (1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class II (NVNSR2) (1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1) (1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class I (NVSTB1)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V (SAM5)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)

NORTHERN LIGHTS

Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)

Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)

Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IA (PVEIIA) (1)

Putnam Variable Trust - Putnam VT International Value Fund: Class IA (PVIVIA)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio (TRHSP)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - Global Resources Fund: Initial Class (VWHA) (1)

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)

WELLS FARGO FUNDS

Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG) (1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from October 16, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from September 11, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX) (1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from May 8, 2020 (inception) to December 31, 2020.

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from May 6, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class Y (NJMMAY)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from April 30, 2020 (inception) to December 31, 2020.

INVESCO INVESTMENTS

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG) (1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from March 23, 2020 (inception) to December 31, 2020.

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Conservative - Managed Volatility: Class II (WRPMCV)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
ALVDAA	7,183	$95,700	$107,318	$27	$107,345	$-	$107,345
ALVIVB	16,626	213,330	259,705	-	259,705	5	259,700
ALVSVA	223,366	4,074,840	5,240,158	144	5,240,302	-	5,240,302
ACVIP1	1,065,312	11,128,340	12,197,828	219	12,198,047	-	12,198,047
ACVIP2	40,929	453,551	467,405	-	467,405	15	467,390
ACVMV1	166,129	3,259,151	4,156,541	207	4,156,748	-	4,156,748
AMVNW2	64,211	1,728,891	2,021,364	18	2,021,382	-	2,021,382
BRVGA1	873,792	14,689,743	15,544,756	1,494	15,546,250	-	15,546,250
BRVHYI	515,110	3,848,360	3,909,684	14,044	3,923,728	-	3,923,728
MLVGA2	96,897	1,649,007	1,716,044	4	1,716,048	-	1,716,048
DSIF	313,272	15,143,408	24,375,685	1,167	24,376,852	-	24,376,852
DVSCS	264,757	4,481,828	6,235,025	225	6,235,250	-	6,235,250
DWVSVS	57,388	1,949,467	2,597,374	25	2,597,399	-	2,597,399
DFVGB	2,119,017	22,516,102	22,122,535	224	22,122,759	-	22,122,759
DFVGMI	351,035	4,826,667	5,539,328	25	5,539,353	-	5,539,353
DFVIPS	389,274	4,261,443	4,398,798	-	4,398,798	83	4,398,715
DFVIS	2,154,540	26,248,768	29,431,013	851	29,431,864	-	29,431,864
DFVIV	2,365,966	27,276,707	31,585,653	504	31,586,157	-	31,586,157
DFVSTF	2,025,474	20,726,128	20,619,321	226	20,619,547	-	20,619,547
DFVULV	1,259,292	31,321,316	41,707,738	588	41,708,326	-	41,708,326
DFVUTV	1,310,636	23,460,255	30,891,686	674	30,892,360	-	30,892,360
DSGIBA	189,321	4,588,716	5,070,014	22	5,070,036	-	5,070,036
DSVCGA	66,059	2,625,200	3,244,153	-	3,244,153	196	3,243,957
FQB	49,345	544,295	555,623	22	555,645	-	555,645
FCS	228,923	11,005,900	12,361,850	-	12,361,850	228	12,361,622
FEIS	461,148	10,352,019	11,976,013	668	11,976,681	-	11,976,681
FEMS	516,134	6,756,233	6,508,451	119	6,508,570	-	6,508,570
FF10S	123,939	1,612,043	1,788,434	-	1,788,434	27	1,788,407
FF20S	258,023	3,496,381	3,965,811	84	3,965,895	-	3,965,895
FF30S	651,937	8,909,730	11,656,627	273	11,656,900	-	11,656,900
FGS	631,150	54,948,066	64,187,942	5,913	64,193,855	-	64,193,855
FIGBS	593,798	7,769,648	7,826,256	890	7,827,146	-	7,827,146
FMCS	315,913	10,696,998	12,835,549	1,043	12,836,592	-	12,836,592
FNRS2	523,386	6,652,008	8,211,928	176	8,212,104	-	8,212,104
FOS	210,511	4,967,461	6,132,189	203	6,132,392	-	6,132,392
FRESS	209,902	3,966,620	4,976,774	56	4,976,830	-	4,976,830
FVSS	778	10,649	12,713	10	12,723	-	12,723
FTVDM2	36,229	320,631	386,567	7	386,574	-	386,574
FTVFA1	92,221	551,164	555,168	75	555,243	-	555,243
FTVFA2	256,579	1,598,628	1,529,213	7	1,529,220	-	1,529,220
FTVGB1	333,268	5,449,118	4,605,769	213	4,605,982	-	4,605,982
FTVGI2	66,918	1,089,181	878,631	-	878,631	3	878,628
FTVIS1	259,743	4,133,534	4,537,718	221	4,537,939	-	4,537,939
FTVIS2	41,163	628,244	689,886	-	689,886	17	689,869
FTVSVI	185,556	2,979,108	3,419,791	198	3,419,989	-	3,419,989
TIF2	37,652	533,667	511,695	12	511,707	-	511,707
GVGMNS	9,246	114,844	118,909	52	118,961	-	118,961
GVMSAS	48,622	472,904	474,555	21	474,576	-	474,576
RVARS	40,880	1,021,487	1,104,175	68	1,104,243	-	1,104,243
ACEG	1,640	140,946	145,367	21	145,388	-	145,388
AVMCCI	31,362	375,074	406,759	3	406,762	-	406,762
IVBRA1	1,051,460	11,166,814	11,313,709	-	11,313,709	3,444	11,310,265
OVAG	6,375	663,611	730,791	21	730,812	-	730,812

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
OVGS	122,848	5,524,400	7,029,349	83	7,029,432	-	7,029,432
OVIG	2,606,977	6,668,045	7,612,372	84	7,612,456	-	7,612,456
OVSB	93,013	460,655	413,909	43	413,952	-	413,952
OVSC	130,821	3,533,963	4,116,952	880	4,117,832	-	4,117,832
WRASP	1,162,189	10,653,110	11,841,313	1,526	11,842,839	-	11,842,839
WRBDP	185,971	1,008,571	1,047,278	143	1,047,421	-	1,047,421
WRBP	99,049	773,637	929,950	73	930,023	-	930,023
WRCEP	93,962	1,098,382	1,662,293	176	1,662,469	-	1,662,469
WRDIV	135,297	892,508	931,992	113	932,105	-	932,105
WRENG	95,350	326,464	331,083	58	331,141	-	331,141
WRGBP	17,855	88,656	89,751	44	89,795	-	89,795
WRGNR	175,917	677,005	723,951	112	724,063	-	724,063
WRGP	151,704	1,660,760	2,252,953	174	2,253,127	-	2,253,127
WRHIP	1,149,265	3,927,220	3,898,995	208	3,899,203	-	3,899,203
WRI2P	44,087	716,487	814,397	104	814,501	-	814,501
WRIP	247,942	973,500	1,193,520	140	1,193,660	-	1,193,660
WRLTBP	43,014	213,071	210,311	75	210,386	-	210,386
WRMCG	396,459	5,930,120	7,073,541	328	7,073,869	-	7,073,869
WRMMP	335,952	335,952	335,952	63	336,015	-	336,015
WRPAP	346,711	1,623,074	1,895,154	123	1,895,277	-	1,895,277
WRPCP	76,999	385,013	423,616	16	423,632	-	423,632
WRPMAP	1,783,982	9,236,784	10,089,490	907	10,090,397	-	10,090,397
WRPMAV	75,548	395,291	461,325	-	461,325	3	461,322
WRPMCP	168,331	841,520	930,952	22	930,974	-	930,974
WRPMCV	140	695	841	6	847	-	847
WRPMMV	53,686	291,907	339,861	-	339,861	2	339,859
WRPMP	1,185,169	6,052,719	6,535,259	635	6,535,894	-	6,535,894
WRRESP	37,733	266,364	368,578	26	368,604	-	368,604
WRSCP	136,759	1,296,421	1,495,800	91	1,495,891	-	1,495,891
WRSCV	25,495	353,297	426,474	43	426,517	-	426,517
WRSTP	106,277	2,874,785	3,135,807	749	3,136,556	-	3,136,556
WRVP	68,406	405,398	563,580	46	563,626	-	563,626
JACAS	111,798	4,378,405	6,332,262	372	6,332,634	-	6,332,634
JAEI	63,488	5,162,006	6,381,208	113	6,381,321	-	6,381,321
JAGTS	1,964,710	30,038,620	41,082,095	4,465	41,086,560	-	41,086,560
JAIGS	74,216	2,167,230	3,044,334	235	3,044,569	-	3,044,569
JAMGS	70,085	5,624,983	6,482,169	-	6,482,169	607	6,481,562
LOVTRC	362,172	6,269,828	6,102,605	29	6,102,634	-	6,102,634
MFBIE	178,547	2,210,495	2,580,001	27	2,580,028	-	2,580,028
MFBOV	192,549	2,497,875	2,963,330	138	2,963,468	-	2,963,468
MFFCA	160,826	4,236,815	4,551,382	60	4,551,442	-	4,551,442
MFTCG	167,961	5,076,466	5,688,854	86	5,688,940	-	5,688,940
MNDIC	283,979	6,402,359	6,616,708	101	6,616,809	-	6,616,809
MV2IGI	741	14,246	20,430	-	20,430	14	20,416
MV3MVI	83,377	848,944	924,653	7	924,660	-	924,660
MVFIC	858,473	16,945,880	21,221,447	1,106	21,222,553	-	21,222,553
MVIGIC	198,057	3,213,370	3,323,394	6	3,323,400	-	3,323,400
MVIVIC	385,394	10,229,735	14,498,534	262	14,498,796	-	14,498,796
MVIVSC	1,990	41,387	73,532	-	73,532	14	73,518
MVUIC	13,046	454,195	499,792	7	499,799	-	499,799
MSVFI	13,834	152,028	144,847	300	145,147	-	145,147
DTRTFB	73,415	744,967	725,344	19	725,363	-	725,363
EIF	149,683	2,844,533	3,411,266	463	3,411,729	-	3,411,729

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
GBF	263,878	2,962,906	2,868,355	763	2,869,118	-	2,869,118
GEM	1,191,919	13,975,287	16,376,965	425	16,377,390	-	16,377,390
GIG	79,947	914,524	1,019,325	76	1,019,401	-	1,019,401
GVAAA2	1,947,716	49,970,888	58,626,241	-	58,626,241	7,067	58,619,174
GVABD2	94,112	1,120,174	1,150,988	68	1,151,056	-	1,151,056
GVAGG2	200,323	6,409,670	9,118,695	270	9,118,965	-	9,118,965
GVAGI2	64,847	3,575,330	4,399,254	368	4,399,622	-	4,399,622
GVAGR2	87,692	8,115,727	12,672,335	795	12,673,130	-	12,673,130
GVDMA	721,169	8,915,053	10,601,190	-	10,601,190	20	10,601,170
GVDMC	43,199	484,601	513,207	-	513,207	4	513,203
GVEX1	5,134,550	105,142,545	143,459,338	1,110	143,460,448	-	143,460,448
GVIDA	159,113	1,980,618	2,356,458	5	2,356,463	-	2,356,463
GVIDC	53,616	551,873	575,834	-	575,834	3	575,831
GVIDM	426,661	5,093,284	5,606,330	-	5,606,330	1,406	5,604,924
GVIX2	296,448	2,935,237	3,314,292	149	3,314,441	-	3,314,441
HIBF	616,495	4,049,219	4,038,045	509	4,038,554	-	4,038,554
IDPG	335,802	3,803,546	4,351,993	-	4,351,993	8	4,351,985
IDPGI	129,461	1,449,329	1,553,536	-	1,553,536	6	1,553,530
MCIF	678,933	15,040,915	18,786,072	310	18,786,382	-	18,786,382
MSBF	205,282	1,881,171	1,878,331	63	1,878,394	-	1,878,394
NCPG	518,594	5,774,264	6,772,837	-	6,772,837	6	6,772,831
NCPGI	307,266	3,282,680	3,724,060	-	3,724,060	41	3,724,019
NJMMAY	12,518	128,230	127,936	1	127,937	-	127,937
NVAMV1	248,560	3,799,395	4,938,886	-	4,938,886	9	4,938,877
NVAMVX	166,795	2,400,839	3,309,203	247	3,309,450	-	3,309,450
NVBX	500,200	5,501,431	5,347,133	-	5,347,133	11	5,347,122
NVCBD1	291,346	3,258,512	3,146,539	99	3,146,638	-	3,146,638
NVCCA1	2,698,005	28,500,058	33,077,539	298	33,077,837	-	33,077,837
NVCCN1	288,449	2,970,916	3,273,897	55	3,273,952	-	3,273,952
NVCMA1	6,576,612	62,191,396	73,855,351	-	73,855,351	3,409	73,851,942
NVCMC1	321,037	3,394,430	3,874,915	76	3,874,991	-	3,874,991
NVCMD1	3,033,063	32,982,748	37,367,332	1,004	37,368,336	-	37,368,336
NVCRA1	2,838,354	28,265,961	37,012,131	-	37,012,131	8	37,012,123
NVCRB1	1,156,347	12,852,609	14,431,207	205	14,431,412	-	14,431,412
NVDBL2	30,090	442,024	521,758	2	521,760	-	521,760
NVDBLP	671,396	10,403,978	11,615,152	295	11,615,447	-	11,615,447
NVDCA2	157	2,854	3,176	-	3,176	5	3,171
NVDCAP	756,401	13,207,695	15,218,794	232	15,219,026	-	15,219,026
NVDMAP	7,005,868	91,421,234	102,145,556	-	102,145,556	2,557	102,142,999
NVDMCP	210,000	2,309,754	2,477,999	76	2,478,075	-	2,478,075
NVFIII	41,097	459,301	450,837	4	450,841	-	450,841
NVGEII	24,752	365,970	402,707	-	402,707	4	402,703
NVIDAP	2,638,039	33,295,317	38,831,930	476	38,832,406	-	38,832,406
NVIDCP	382,499	3,863,446	4,092,735	-	4,092,735	1	4,092,734
NVIDMP	2,318,770	28,530,510	30,306,325	862	30,307,187	-	30,307,187
NVIE6	7,620	72,564	96,236	-	96,236	3	96,233
NVIX	725,952	7,524,704	8,130,664	14	8,130,678	-	8,130,678
NVLCP1	1,595,108	18,691,719	18,327,790	288	18,328,078	-	18,328,078
NVMIG1	361,610	4,164,065	4,180,213	96	4,180,309	-	4,180,309
NVMIVX	343,788	3,231,223	3,957,003	102	3,957,105	-	3,957,105
NVMLG1	585,730	5,875,879	6,138,453	163	6,138,616	-	6,138,616
NVMMG1	883,047	11,441,168	10,208,025	739	10,208,764	-	10,208,764
NVMMV1	736,982	6,243,266	7,016,072	245	7,016,317	-	7,016,317

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
NVMMV2	55,781	515,111	534,940	560	535,500	-	535,500
NVNMO1	107,621	1,256,675	1,630,462	114	1,630,576	-	1,630,576
NVNSR2	128,415	1,778,173	2,031,522	1,170	2,032,692	-	2,032,692
NVOLG1	1,156,378	23,387,773	27,787,774	312	27,788,086	-	27,788,086
NVRE1	1,822,660	12,176,704	19,229,060	309	19,229,369	-	19,229,369
NVSIX2	1,552,796	13,428,444	15,729,826	121	15,729,947	-	15,729,947
NVSTB1	404,258	4,223,831	4,147,688	13	4,147,701	-	4,147,701
NVSTB2	4,354	45,103	44,498	-	44,498	2	44,496
NVTIV3	52,120	551,714	604,590	-	604,590	32	604,558
SAM	1,153,209	1,153,209	1,153,209	166	1,153,375	-	1,153,375
SAM5	14,232,778	14,232,778	14,232,778	1,082	14,233,860	-	14,233,860
SCF	170,315	3,497,304	4,409,452	129	4,409,581	-	4,409,581
SCGF	428,083	8,921,197	8,506,017	151	8,506,168	-	8,506,168
SCVF	386,239	3,943,118	4,472,646	116	4,472,762	-	4,472,762
TRF	355,699	7,347,524	9,682,132	1,325	9,683,457	-	9,683,457
AMMCGS	2,565	73,213	92,403	-	92,403	7	92,396
AMSRS	4,406	107,846	163,145	5	163,150	-	163,150
AMTB	62,104	657,724	650,851	508	651,359	-	651,359
NOTB3	197,865	2,225,121	2,518,823	15	2,518,838	-	2,518,838
NOTG3	346,727	3,946,575	4,521,322	-	4,521,322	305	4,521,017
NOTMG3	238,866	2,691,780	3,203,191	5	3,203,196	-	3,203,196
PMVAAA	97,870	1,078,422	1,126,481	1	1,126,482	-	1,126,482
PMVFBA	146,918	1,456,606	1,347,240	139	1,347,379	-	1,347,379
PMVLDA	545,390	5,586,344	5,579,340	281	5,579,621	-	5,579,621
PMVRSA	636,366	3,908,941	4,925,469	42	4,925,511	-	4,925,511
PVEIIA	77,905	1,998,122	2,429,852	-	2,429,852	6	2,429,846
PVIVIA	30,128	326,422	347,073	-	347,073	11	347,062
TRHS2	20,250	881,461	1,239,124	2	1,239,126	-	1,239,126
TRHSP	684,152	33,437,003	44,278,336	724	44,279,060	-	44,279,060
VWHA	137,803	2,903,966	3,666,938	137	3,667,075	-	3,667,075
VRVDRI	30,808	671,572	779,749	53	779,802	-	779,802
WFVSCG	160,669	1,853,272	2,255,788	154	2,255,942	-	2,255,942

Total (unaudited)			$1,664,657,669	$64,075	$1,664,721,744	$19,589	$1,664,702,155

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no policyholders were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	Total (unaudited)	ALVDAA	ALVIVB	ALVSVA	ACVIP1	ACVIP2	ACVMV1	AMVNW2
Reinvested dividends	$15,724,293	1,793	4,407	38,631	393,182	14,291	46,418	16,217

Net investment income (loss)	15,724,293	1,793	4,407	38,631	393,182	14,291	46,418	16,217

Realized gain (loss) on investments	24,084,015	2,718	6,290	103,882	136,240	(1,076)	106,960	20,708
Change in unrealized gain (loss) on investments	127,983,502	4,125	20,164	1,298,964	231,594	14,506	682,330	(30,541)

Net gain (loss) on investments	152,067,517	6,843	26,454	1,402,846	367,834	13,430	789,290	(9,833)

Reinvested capital gains	55,778,213	-	-	-	-	-	-	53,116

Net increase (decrease) in contract owners’ equity resulting from operations	$223,570,023	8,636	30,861	1,441,477	761,016	27,721	835,708	59,500

Investment Activity*:	BRVGA1	BRVHYI	MLVGA2	DCAP	DSIF	DVSCS	DWVSVS	DFVGB
Reinvested dividends	$140,403	127,917	13,083	9,728	250,870	44,321	16,729	163,124

Net investment income (loss)	140,403	127,917	13,083	9,728	250,870	44,321	16,729	163,124

Realized gain (loss) on investments	126,846	47,343	15,498	773,493	714,167	290,848	83,234	(41,381)
Change in unrealized gain (loss) on investments	(1,427,594)	(44,224)	(158,443)	(431,561)	3,544,724	1,017,775	677,758	(345,400)

Net gain (loss) on investments	(1,300,748)	3,119	(142,945)	341,932	4,258,891	1,308,623	760,992	(386,781)

Reinvested capital gains	2,121,508	11,096	236,658	240,942	956,253	90,755	-	2,141

Net increase (decrease) in contract owners’ equity resulting from operations	$961,163	142,132	106,796	592,602	5,466,014	1,443,699	777,721	(221,516)

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	DFVGMI	DFVIPS	DFVIS	DFVIV	DFVSTF	DFVULV	DFVUTV	DSGIBA
Reinvested dividends	$78,335	196,637	737,681	1,228,775	1,302	682,020	413,214	83,658

Net investment income (loss)	78,335	196,637	737,681	1,228,775	1,302	682,020	413,214	83,658

Realized gain (loss) on investments	27,924	43,825	459,083	80,259	(6,987)	757,632	1,415,510	34,255
Change in unrealized gain (loss) on investments	328,193	(63,610)	482,357	3,253,887	(33,110)	7,239,244	4,988,910	214,797

Net gain (loss) on investments	356,117	(19,785)	941,440	3,334,146	(40,097)	7,996,876	6,404,420	249,052

Reinvested capital gains	175,613	35,317	1,989,621	-	-	-	2,075,314	50,596

Net increase (decrease) in contract owners’ equity resulting from operations	$610,065	212,169	3,668,742	4,562,921	(38,795)	8,678,896	8,892,948	383,306

Investment Activity*:	DSVCGA	FQB	FCS	FEIS	FEMS	FF10S	FF20S	FF30S
Reinvested dividends	$4,132	13,893	3,842	198,630	133,521	16,909	39,002	112,618

Net investment income (loss)	4,132	13,893	3,842	198,630	133,521	16,909	39,002	112,618

Realized gain (loss) on investments	57,522	5,595	226,150	28,042	78,644	19,798	22,445	109,127
Change in unrealized gain (loss) on investments	294,121	(32,526)	778,786	815,236	(1,104,054)	2,183	84,420	578,345

Net gain (loss) on investments	351,643	(26,931)	1,004,936	843,278	(1,025,410)	21,981	106,865	687,472

Reinvested capital gains	103,520	4,819	1,277,426	1,219,482	630,198	60,971	170,563	454,395

Net increase (decrease) in contract owners’ equity resulting from operations	$459,295	(8,219)	2,286,204	2,261,390	(261,691)	99,861	316,430	1,254,485

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	FGS	FIGBS	FMCS	FNRS2	FOS	FRESS	FVSS	FTVDM2
Reinvested dividends	$-	151,192	62,454	178,236	25,184	42,768	172	3,246

Net investment income (loss)	-	151,192	62,454	178,236	25,184	42,768	172	3,246

Realized gain (loss) on investments	1,654,205	38,895	307,743	(691,740)	619,061	28,985	145	13,044
Change in unrealized gain (loss) on investments	(2,533,308)	(440,907)	353,600	3,786,793	11,278	1,143,172	1,987	(46,140)

Net gain (loss) on investments	(879,103)	(402,012)	661,343	3,095,053	630,339	1,172,157	2,132	(33,096)

Reinvested capital gains	11,515,858	208,297	1,944,784	-	445,863	26,005	1,006	7,439

Net increase (decrease) in contract owners’ equity resulting from operations	$10,636,755	(42,523)	2,668,581	3,273,289	1,101,386	1,240,930	3,310	(22,411)

Investment Activity*:	FTVFA1	FTVFA2	FTVGB1	FTVGI2	FTVIS1	FTVIS2	FTVRDI	FTVSVI
Reinvested dividends	$9,800	25,152	-	-	181,776	30,486	483	37,472

Net investment income (loss)	9,800	25,152	-	-	181,776	30,486	483	37,472

Realized gain (loss) on investments	(12,454)	(9,001)	(252,836)	(75,956)	52,481	3,000	14,901	(31,452)
Change in unrealized gain (loss) on investments	59,018	144,311	5,686	27,672	383,422	66,946	(6,420)	655,871

Net gain (loss) on investments	46,564	135,310	(247,150)	(48,284)	435,903	69,946	8,481	624,419

Reinvested capital gains	-	-	-	-	-	-	1,463	83,572

Net increase (decrease) in contract owners’ equity resulting from operations	$56,364	160,462	(247,150)	(48,284)	617,679	100,432	10,427	745,463

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	TIF2	GVGMNS	GVMSAS	RVARS	ACEG	AVMCCI	IVBRA1	OVAG
Reinvested dividends	$11,485	-	7,041	-	-	2,083	347,044	-

Net investment income (loss)	11,485	-	7,041	-	-	2,083	347,044	-

Realized gain (loss) on investments	(19,813)	825	3,854	11,382	1,827	(2,676)	(6,387)	31,023
Change in unrealized gain (loss) on investments	34,193	1,184	(2,246)	36,937	(3,992)	82,443	237,127	(21,868)

Net gain (loss) on investments	14,380	2,009	1,608	48,319	(2,165)	79,767	230,740	9,155

Reinvested capital gains	-	14,240	-	26,522	16,642	-	345,689	68,969

Net increase (decrease) in contract owners’ equity resulting from operations	$25,865	16,249	8,649	74,841	14,477	81,850	923,473	78,124

Investment Activity*:	OVGI	OVGS	OVIG	OVSB	OVSC	WRASP	WRBDP	WRBP
Reinvested dividends	$35,253	-	-	20,018	14,044	183,980	19,893	8,499

Net investment income (loss)	35,253	-	-	20,018	14,044	183,980	19,893	8,499

Realized gain (loss) on investments	1,036,912	222,142	173,250	(22,730)	340,323	(18,022)	647	5,634
Change in unrealized gain (loss) on investments	(187,675)	279,336	(211,522)	(16,912)	85,012	(228,731)	(68,084)	61,221

Net gain (loss) on investments	849,237	501,478	(38,272)	(39,642)	425,335	(246,753)	(67,437)	66,855

Reinvested capital gains	287,383	341,775	672,048	-	236,187	1,184,669	40,629	51,799

Net increase (decrease) in contract owners’ equity resulting from operations	$1,171,873	843,253	633,776	(19,624)	675,566	1,121,896	(6,915)	127,153

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	WRCEP	WRDIV	WRENG	WRGBP	WRGNR	WRGP	WRHIP	WRI2P
Reinvested dividends	$8,160	18,979	4,670	3,053	10,602	-	218,941	8,146

Net investment income (loss)	8,160	18,979	4,670	3,053	10,602	-	218,941	8,146

Realized gain (loss) on investments	33,104	(21,397)	(41,887)	55	(18,166)	14,020	(12,472)	9,605
Change in unrealized gain (loss) on investments	283,842	136,976	143,576	(3,811)	160,487	321,726	8,984	84,374

Net gain (loss) on investments	316,946	115,579	101,689	(3,756)	142,321	335,746	(3,488)	93,979

Reinvested capital gains	57,241	-	-	-	-	186,001	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$382,347	134,558	106,359	(703)	152,923	521,747	215,453	102,125

Investment Activity*:	WRIP	WRLTBP	WRMCG	WRMMP	WRPAP	WRPCP	WRPMAP	WRPMAV
Reinvested dividends	$624	3,170	-	10	28,189	7,083	182,288	6,226

Net investment income (loss)	624	3,170	-	10	28,189	7,083	182,288	6,226

Realized gain (loss) on investments	(80,693)	71	270,935	-	3,219	376	613	3,365
Change in unrealized gain (loss) on investments	211,466	(5,100)	(166,446)	-	181,497	14,200	850,285	43,776

Net gain (loss) on investments	130,773	(5,029)	104,489	-	184,716	14,576	850,898	47,141

Reinvested capital gains	52,960	855	470,671	-	82,917	16,527	454,695	5,858

Net increase (decrease) in contract owners’ equity resulting from operations	$184,357	(1,004)	575,160	10	295,822	38,186	1,487,881	59,225

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	WRPMCP	WRPMCV	WRPMMV	WRPMP	WRRESP	WRSCP	WRSCV	WRSTP
Reinvested dividends	$17,168	13	5,054	118,587	2,807	14,672	-	-

Net investment income (loss)	17,168	13	5,054	118,587	2,807	14,672	-	-

Realized gain (loss) on investments	446	4	1,176	8,129	(111)	28,736	2,907	84,103
Change in unrealized gain (loss) on investments	43,912	49	28,660	422,875	106,089	(161,957)	77,088	(551,356)

Net gain (loss) on investments	44,358	53	29,836	431,004	105,978	(133,221)	79,995	(467,253)

Reinvested capital gains	37,422	17	3,837	276,191	4,720	179,570	-	890,117

Net increase (decrease) in contract owners’ equity resulting from operations	$98,948	83	38,727	825,782	113,505	61,021	79,995	422,864

Investment Activity*:	WRVP	JACAS	JAEI	JAGTS	JAIGS	JAMGS	LOVTRC	MFBIE
Reinvested dividends	$9,604	-	19,006	39,096	30,653	11,102	117,631	60,961

Net investment income (loss)	9,604	-	19,006	39,096	30,653	11,102	117,631	60,961

Realized gain (loss) on investments	5,337	420,785	203,866	890,016	34,822	43,169	46,409	86,362
Change in unrealized gain (loss) on investments	122,018	50,580	197,399	72,489	321,779	250,180	(217,808)	109,793

Net gain (loss) on investments	127,355	471,365	401,265	962,505	356,601	293,349	(171,399)	196,155

Reinvested capital gains	-	761,685	501,552	4,482,599	-	418,781	39,902	-

Net increase (decrease) in contract owners’ equity resulting from operations	$136,959	1,233,050	921,823	5,484,200	387,254	723,232	(13,866)	257,116

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	MFBOV	MFFCA	MFTCG	MNDIC	MV2IGI	MV3MVI	MVFIC	MVIGIC
Reinvested dividends	$44,659	-	-	-	45	4,400	251,798	14,235

Net investment income (loss)	44,659	-	-	-	45	4,400	251,798	14,235

Realized gain (loss) on investments	213,963	117,769	216,335	216,154	199	7,852	299,925	60,543
Change in unrealized gain (loss) on investments	559,181	(166,992)	(197,006)	(1,169,018)	1,608	73,534	3,224,753	(30,783)

Net gain (loss) on investments	773,144	(49,223)	19,329	(952,864)	1,807	81,386	3,524,678	29,760

Reinvested capital gains	-	752,122	963,698	1,072,480	2,421	3,727	419,310	116,096

Net increase (decrease) in contract owners’ equity resulting from operations	$817,803	702,899	983,027	119,616	4,273	89,513	4,195,786	160,091

Investment Activity*:	MVIVIC	MVIVSC	MVUIC	MSVFI	DTRTFB	EIF	GBF	GEM
Reinvested dividends	$47,278	99	5,436	5,607	15,240	41,728	48,511	162,307

Net investment income (loss)	47,278	99	5,436	5,607	15,240	41,728	48,511	162,307

Realized gain (loss) on investments	337,239	1,804	1,985	1,006	(215)	95,879	6,502	501,215
Change in unrealized gain (loss) on investments	644,722	3,155	29,563	(16,569)	(19,628)	407,488	(112,019)	(1,889,992)

Net gain (loss) on investments	981,961	4,959	31,548	(15,563)	(19,843)	503,367	(105,517)	(1,388,777)

Reinvested capital gains	370,464	1,924	10,592	9,294	1,824	32,229	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,399,703	6,982	47,576	(662)	(2,779)	577,324	(57,006)	(1,226,470)

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	GIG	GVAAA2	GVABD2	GVAGG2	GVAGI2	GVAGR2	GVDMA	GVDMC
Reinvested dividends	$27,229	593,143	15,605	-	38,424	-	16,290	1,061

Net investment income (loss)	27,229	593,143	15,605	-	38,424	-	16,290	1,061

Realized gain (loss) on investments	22,358	422,689	6,739	347,417	27,294	512,327	401,672	815
Change in unrealized gain (loss) on investments	76,082	5,626,081	(36,547)	727,936	634,310	1,509,828	796,228	27,943

Net gain (loss) on investments	98,440	6,048,770	(29,808)	1,075,353	661,604	2,022,155	1,197,900	28,758

Reinvested capital gains	-	324,621	4,343	249,446	66,434	190,946	157,435	4,345

Net increase (decrease) in contract owners’ equity resulting from operations	$125,669	6,966,534	(9,860)	1,324,799	766,462	2,213,101	1,371,625	34,164

Investment Activity*:	GVEX1	GVIDA	GVIDC	GVIDM	GVIX2	HIBF	IDPG	IDPGI
Reinvested dividends	$2,692,780	3,071	1,314	11,051	88,792	190,727	17,536	6,450

Net investment income (loss)	2,692,780	3,071	1,314	11,051	88,792	190,727	17,536	6,450

Realized gain (loss) on investments	3,257,202	77,173	350	124,172	75,226	(1,361)	18,471	17,399
Change in unrealized gain (loss) on investments	20,501,121	228,830	10,447	367,008	101,923	(15,167)	257,785	48,756

Net gain (loss) on investments	23,758,323	306,003	10,797	491,180	177,149	(16,528)	276,256	66,155

Reinvested capital gains	819,835	39,594	3,529	66,079	-	-	150,923	34,426

Net increase (decrease) in contract owners’ equity resulting from operations	$27,270,938	348,668	15,640	568,310	265,941	174,199	444,715	107,031

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	MCIF	MSBF	NCPG	NCPGI	NJMMAY	NVAMV1	NVAMVX	NVBX
Reinvested dividends	$210,523	103,863	19,354	10,953	2,804	57,314	40,770	105,329

Net investment income (loss)	210,523	103,863	19,354	10,953	2,804	57,314	40,770	105,329

Realized gain (loss) on investments	499,452	5,619	168,129	25,065	255	24,586	56,835	10,657
Change in unrealized gain (loss) on investments	2,575,873	(16,574)	628,597	275,856	(564)	1,283,309	701,578	(189,605)

Net gain (loss) on investments	3,075,325	(10,955)	796,726	300,921	(309)	1,307,895	758,413	(178,948)

Reinvested capital gains	306,037	-	-	-	4,129	-	-	19,478

Net increase (decrease) in contract owners’ equity resulting from operations	$3,591,885	92,908	816,080	311,874	6,624	1,365,209	799,183	(54,141)

Investment Activity*:	NVCBD1	NVCCA1	NVCCN1	NVCMA1	NVCMC1	NVCMD1	NVCRA1	NVCRB1
Reinvested dividends	$62,027	84,614	6,836	163,930	9,683	94,827	65,162	35,532

Net investment income (loss)	62,027	84,614	6,836	163,930	9,683	94,827	65,162	35,532

Realized gain (loss) on investments	13,778	(39,363)	16,132	(401,725)	49,584	(22,790)	113,744	2,771
Change in unrealized gain (loss) on investments	(197,188)	4,251,150	105,077	11,183,025	270,883	4,387,544	5,812,011	1,335,145

Net gain (loss) on investments	(183,410)	4,211,787	121,209	10,781,300	320,467	4,364,754	5,925,755	1,337,916

Reinvested capital gains	88,742	-	7,127	-	963	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(32,641)	4,296,401	135,172	10,945,230	331,113	4,459,581	5,990,917	1,373,448

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	NVDBL2	NVDBLP	NVDCA2	NVDCAP	NVDMAP	NVDMCP	NVFIII	NVGEII
Reinvested dividends	$1,125	43,183	117	52,178	301,501	10,564	4,071	4,420

Net investment income (loss)	1,125	43,183	117	52,178	301,501	10,564	4,071	4,420

Realized gain (loss) on investments	29,709	121,669	11,236	26,567	206,061	9,564	(5,476)	6,342
Change in unrealized gain (loss) on investments	9,913	636,278	(5,658)	1,331,854	10,273,766	119,985	(6,901)	28,310

Net gain (loss) on investments	39,622	757,947	5,578	1,358,421	10,479,827	129,549	(12,377)	34,652

Reinvested capital gains	5,343	108,053	1,045	217,002	1,466,412	21,945	114	209

Net increase (decrease) in contract owners’ equity resulting from operations	$46,090	909,183	6,740	1,627,601	12,247,740	162,058	(8,192)	39,281

Investment Activity*:	NVIDAP	NVIDCP	NVIDMP	NVIE6	NVIX	NVLCP1	NVMIG1	NVMIVX
Reinvested dividends	$88,465	16,631	124,069	2,213	227,725	336,036	16,294	132,762

Net investment income (loss)	88,465	16,631	124,069	2,213	227,725	336,036	16,294	132,762

Realized gain (loss) on investments	143,717	73,545	(68,361)	2,619	120,939	31,380	138,195	56,343
Change in unrealized gain (loss) on investments	4,247,650	12,824	2,432,254	6,534	323,413	(674,595)	(376,496)	188,340

Net gain (loss) on investments	4,391,367	86,369	2,363,893	9,153	444,352	(643,215)	(238,301)	244,683

Reinvested capital gains	609,030	25,062	339,852	-	-	263,984	138,403	-

Net increase (decrease) in contract owners’ equity resulting from operations	$5,088,862	128,062	2,827,814	11,366	672,077	(43,195)	(83,604)	377,445

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	NVMLG1	NVMMG1	NVMMV1	NVMMV2	NVNMO1	NVNSR2	NVOLG1	NVRE1
Reinvested dividends	$-	13,224	56,705	3,806	4,581	5,968	123,511	179,968

Net investment income (loss)	-	13,224	56,705	3,806	4,581	5,968	123,511	179,968

Realized gain (loss) on investments	(133,081)	1,361,685	(150,287)	(8,697)	19,271	40,005	584,125	986,936
Change in unrealized gain (loss) on investments	1,008,064	(3,760,358)	1,398,125	111,367	239,408	154,034	3,669,966	5,528,480

Net gain (loss) on investments	874,983	(2,398,673)	1,247,838	102,670	258,679	194,039	4,254,091	6,515,416

Reinvested capital gains	922,479	1,466,865	-	-	30,191	214,246	290,099	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,797,462	(918,584)	1,304,543	106,476	293,451	414,253	4,667,701	6,695,384

Investment Activity*:	NVSIX2	NVSTB1	NVSTB2	NVTIV3	SAM5	SCF	SCGF	SCVF
Reinvested dividends	$124,532	53,311	485	14,838	5	-	-	-

Net investment income (loss)	124,532	53,311	485	14,838	5	-	-	-

Realized gain (loss) on investments	(1,437,878)	9,785	(27)	10,133	-	64,924	1,321,934	(156,811)
Change in unrealized gain (loss) on investments	2,703,530	(84,220)	(739)	41,246	-	766,345	(1,695,476)	1,184,218

Net gain (loss) on investments	1,265,652	(74,435)	(766)	51,379	-	831,269	(373,542)	1,027,407

Reinvested capital gains	287,238	-	-	-	-	42,999	674,582	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,677,422	(21,124)	(281)	66,217	5	874,268	301,040	1,027,407

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	TRF	AMMCGS	AMSRS	AMTB	NOTB3	NOTG3	NOTMG3	PMVAAA
Reinvested dividends	$69,763	-	575	16,911	23,947	41,839	30,441	109,875

Net investment income (loss)	69,763	-	575	16,911	23,947	41,839	30,441	109,875

Realized gain (loss) on investments	268,120	568	5,781	(232)	22,192	45,446	33,262	7,942
Change in unrealized gain (loss) on investments	1,049,336	(1,954)	22,426	(12,023)	147,220	423,425	239,422	5,986

Net gain (loss) on investments	1,317,456	(1,386)	28,207	(12,255)	169,412	468,871	272,684	13,928

Reinvested capital gains	423,759	10,673	2,941	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,810,978	9,287	31,723	4,656	193,359	510,710	303,125	123,803

Investment Activity*:	PMVFBA	PMVLDA	PMVRSA	PMVTRA	PVEIIA	PVIVIA	TRHS2	TRHSP
Reinvested dividends	$75,718	28,145	198,893	153,863	21,452	1,927	-	-

Net investment income (loss)	75,718	28,145	198,893	153,863	21,452	1,927	-	-

Realized gain (loss) on investments	(17,265)	3,809	40,951	(127,397)	17,262	3,437	27,947	945,610
Change in unrealized gain (loss) on investments	(167,873)	(83,011)	1,095,132	(592,925)	306,065	9,031	38,331	1,142,326

Net gain (loss) on investments	(185,138)	(79,202)	1,136,083	(720,322)	323,327	12,468	66,278	2,087,936

Reinvested capital gains	2,172	-	-	406,661	57,501	1,111	78,512	2,715,776

Net increase (decrease) in contract owners’ equity resulting from operations	$(107,248)	(51,057)	1,334,976	(159,798)	402,280	15,506	144,790	4,803,712

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	VWHA	VRVDRI	WFVSCG
Reinvested dividends	$14,646	6,134	-

Net investment income (loss)	14,646	6,134	-

Realized gain (loss) on investments	74,440	19,942	206,597
Change in unrealized gain (loss) on investments	419,577	97,627	(285,137)

Net gain (loss) on investments	494,017	117,569	(78,540)

Reinvested capital gains	-	10,768	243,312

Net increase (decrease) in contract owners’ equity resulting from operations	$508,663	134,471	164,772

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	Total (unaudited)		ALVDAA		ALVIVB		ALVSVA
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$15,724,293	14,339,497	1,793	2,182	4,407	4,291	38,631	39,105
Realized gain (loss) on investments	24,084,015	(3,218,497)	2,718	742	6,290	(5,719)	103,882	(363,012)
Change in unrealized gain (loss) on investments	127,983,502	100,932,404	4,125	636	20,164	18,681	1,298,964	181,069
Reinvested capital gains	55,778,213	47,254,449	-	-	-	-	-	178,999

Net increase (decrease) in contract owners’ equity resulting from operations	223,570,023	159,307,853	8,636	3,560	30,861	17,253	1,441,477	36,161

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	213,310,448	167,217,821	13,305	17,043	8,792	34,499	283,082	360,913
Transfers between funds	-	-	22,219	(5,116)	(58,961)	128,108	(289,773)	(468,636)
Surrenders (notes 2, 3, 4, 5 and 6)	(108,844,102)	(105,981,858)	(37,265)	(93,424)	(19,611)	(167,420)	(324,504)	(609,438)
Adjustments to maintain reserves	(3,203)	(37,802)	23	13	(2)	(7)	(24)	(188)

Net equity transactions	104,463,143	61,198,161	(1,718)	(81,484)	(69,782)	(4,820)	(331,219)	(717,349)

Net change in contract owners’ equity	328,033,166	220,506,014	6,918	(77,924)	(38,921)	12,433	1,110,258	(681,188)
Contract owners’ equity at beginning of period	1,336,668,989	1,116,162,975	100,427	178,351	298,621	286,188	4,130,044	4,811,232

Contract owners’ equity at end of period	$1,664,702,155	1,336,668,989	107,345	100,427	259,700	298,621	5,240,302	4,130,044

CHANGE IN UNITS:
Beginning units	61,850,714	57,456,657	6,303	11,756	32,378	31,716	157,186	189,281
Units purchased	14,894,764	15,819,623	2,146	1,332	1,434	20,692	9,427	27,183
Units surrendered	(10,777,688)	(11,425,566)	(2,306)	(6,785)	(8,411)	(20,030)	(19,908)	(59,278)

Ending units	65,967,790	61,850,714	6,143	6,303	25,401	32,378	146,705	157,186

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	ACVIP1		ACVIP2		ACVMV1		AMVNW2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$393,182	166,619	14,291	5,869	46,418	63,726	16,217	699
Realized gain (loss) on investments	136,240	65,204	(1,076)	(2,161)	106,960	(25,050)	20,708	(2,588)
Change in unrealized gain (loss) on investments	231,594	716,962	14,506	35,516	682,330	(36,415)	(30,541)	246,800
Reinvested capital gains	-	-	-	-	-	-	53,116	10,307

Net increase (decrease) in contract owners’ equity resulting from operations	761,016	948,785	27,721	39,224	835,708	2,261	59,500	255,218

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	979,340	1,198,485	6,695	6,454	159,138	168,713	666,019	394,677
Transfers between funds	331,568	(972,201)	990	43	(310,847)	(377,509)	115,620	(1,803)
Surrenders (notes 2, 3, 4, 5 and 6)	(640,647)	(950,267)	(16,927)	(15,267)	(262,458)	(167,652)	(168,452)	(191,066)
Adjustments to maintain reserves	48	11,701	(12)	(4)	(60)	(307)	22	(82)

Net equity transactions	670,309	(712,282)	(9,254)	(8,774)	(414,227)	(376,755)	613,209	201,726

Net change in contract owners’ equity	1,431,325	236,503	18,467	30,450	421,481	(374,494)	672,709	456,944
Contract owners’ equity at beginning of period	10,766,722	10,530,219	448,923	418,473	3,735,267	4,109,761	1,348,673	891,729

Contract owners’ equity at end of period	$12,198,047	10,766,722	467,390	448,923	4,156,748	3,735,267	2,021,382	1,348,673

CHANGE IN UNITS:
Beginning units	872,794	938,205	25,104	25,637	88,790	98,875	89,545	73,168
Units purchased	167,063	128,657	412	408	4,245	7,506	49,991	34,756
Units surrendered	(112,380)	(194,068)	(921)	(941)	(12,835)	(17,591)	(11,622)	(18,379)

Ending units	927,477	872,794	24,595	25,104	80,200	88,790	127,914	89,545

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	BRVGA1		BRVHYI		MLVGA2		DCAP
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$140,403	165,125	127,917	77,497	13,083	17,036	9,728	16,959
Realized gain (loss) on investments	126,846	(19,594)	47,343	11,621	15,498	1,070	773,493	30,577
Change in unrealized gain (loss) on investments	(1,427,594)	1,640,241	(44,224)	76,284	(158,443)	176,963	(431,561)	272,060
Reinvested capital gains	2,121,508	678,047	11,096	-	236,658	79,140	240,942	173,555

Net increase (decrease) in contract owners’ equity resulting from operations	961,163	2,463,819	142,132	165,402	106,796	274,209	592,602	493,151

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,218,378	881,570	1,065,498	738,249	4,153	6,170	115,230	121,402
Transfers between funds	114,085	(1,087,919)	1,112,342	827,092	76,800	(124,525)	(3,053,362)	10,800
Surrenders (notes 2, 3, 4, 5 and 6)	(1,142,401)	(1,155,636)	(912,815)	(274,136)	(139,180)	(157,825)	(68,338)	(382,305)
Adjustments to maintain reserves	705	(45)	4,141	5,747	11	(10)	(58)	(42)

Net equity transactions	190,767	(1,362,030)	1,269,166	1,296,952	(58,216)	(276,190)	(3,006,528)	(250,145)

Net change in contract owners’ equity	1,151,930	1,101,789	1,411,298	1,462,354	48,580	(1,981)	(2,413,926)	243,006
Contract owners’ equity at beginning of period	14,394,320	13,292,531	2,512,430	1,050,076	1,667,468	1,669,449	2,413,926	2,170,920

Contract owners’ equity at end of period	$15,546,250	14,394,320	3,923,728	2,512,430	1,716,048	1,667,468	-	2,413,926

CHANGE IN UNITS:
Beginning units	765,348	855,232	201,810	90,475	65,109	78,748	55,964	62,253
Units purchased	73,004	58,157	168,699	142,916	3,227	306	3,219	10,114
Units surrendered	(63,472)	(148,041)	(71,313)	(31,581)	(5,449)	(13,945)	(59,183)	(16,403)

Ending units	774,880	765,348	299,196	201,810	62,887	65,109	-	55,964

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	DSIF		DVSCS		DWVSVS		DFVGB
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$250,870	276,998	44,321	52,427	16,729	22,202	163,124	5,050
Realized gain (loss) on investments	714,167	1,004,285	290,848	(112,895)	83,234	(52,271)	(41,381)	(118,460)
Change in unrealized gain (loss) on investments	3,544,724	711,871	1,017,775	307,249	677,758	(109,127)	(345,400)	368,985
Reinvested capital gains	956,253	1,086,387	90,755	298,524	-	126,589	2,141	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,466,014	3,079,541	1,443,699	545,305	777,721	(12,607)	(221,516)	255,575

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	608,675	716,914	229,790	257,905	145,314	193,651	2,755,662	3,026,544
Transfers between funds	(890,567)	(1,105,082)	(628,972)	(401,747)	(736,094)	20,123	1,450,100	(990,122)
Surrenders (notes 2, 3, 4, 5 and 6)	(709,702)	(1,119,513)	(566,636)	(356,107)	(128,429)	(135,253)	(1,088,450)	(1,648,655)
Adjustments to maintain reserves	43	15,362	(33)	8,820	20	(31)	1,228	(12,195)

Net equity transactions	(991,551)	(1,492,319)	(965,851)	(491,129)	(719,189)	78,490	3,118,540	375,572

Net change in contract owners’ equity	4,474,463	1,587,222	477,848	54,176	58,532	65,883	2,897,024	631,147
Contract owners’ equity at beginning of period	19,902,389	18,315,167	5,757,402	5,703,226	2,538,867	2,472,984	19,225,735	18,594,588

Contract owners’ equity at end of period	$24,376,852	19,902,389	6,235,250	5,757,402	2,597,399	2,538,867	22,122,759	19,225,735

CHANGE IN UNITS:
Beginning units	473,165	514,215	143,928	157,959	136,970	130,512	1,607,313	1,576,277
Units purchased	21,964	29,493	6,583	13,220	7,573	23,018	471,003	291,946
Units surrendered	(43,812)	(70,543)	(26,942)	(27,251)	(39,981)	(16,560)	(209,366)	(260,910)

Ending units	451,317	473,165	123,569	143,928	104,562	136,970	1,868,950	1,607,313

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	DFVGMI		DFVIPS		DFVIS		DFVIV
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$78,335	40,256	196,637	27,882	737,681	455,141	1,228,775	540,794
Realized gain (loss) on investments	27,924	36,950	43,825	43,902	459,083	(65,057)	80,259	(454,969)
Change in unrealized gain (loss) on investments	328,193	340,090	(63,610)	150,658	482,357	1,765,934	3,253,887	419,285
Reinvested capital gains	175,613	43,537	35,317	14,716	1,989,621	400,893	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	610,065	460,833	212,169	237,158	3,668,742	2,556,911	4,562,921	505,110

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	628,246	454,622	684,596	493,521	3,748,125	3,543,748	4,341,694	4,163,492
Transfers between funds	526,105	1,000,158	994,897	366,743	(1,512,560)	(1,954,546)	(927,667)	(385,892)
Surrenders (notes 2, 3, 4, 5 and 6)	(178,345)	(123,592)	(245,331)	(175,268)	(1,551,966)	(1,851,381)	(1,547,285)	(1,786,416)
Adjustments to maintain reserves	(2)	(8,134)	1,776	(2,270)	(1,404)	2,228	(1,802)	(613)

Net equity transactions	976,004	1,323,054	1,435,938	682,726	682,195	(259,951)	1,864,940	1,990,571

Net change in contract owners’ equity	1,586,069	1,783,887	1,648,107	919,884	4,350,937	2,296,960	6,427,861	2,495,681
Contract owners’ equity at beginning of period	3,953,284	2,169,397	2,750,608	1,830,724	25,080,927	22,783,967	25,158,296	22,662,615

Contract owners’ equity at end of period	$5,539,353	3,953,284	4,398,715	2,750,608	29,431,864	25,080,927	31,586,157	25,158,296

CHANGE IN UNITS:
Beginning units	295,982	180,087	223,212	165,934	1,254,355	1,246,703	1,700,699	1,504,700
Units purchased	84,513	139,211	136,581	84,841	188,405	233,669	281,697	449,534
Units surrendered	(17,346)	(23,316)	(21,702)	(27,563)	(157,937)	(226,017)	(174,633)	(253,535)

Ending units	363,149	295,982	338,091	223,212	1,284,823	1,254,355	1,807,763	1,700,699

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	DFVSTF		DFVULV		DFVUTV		DSGIBA
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$1,302	105,974	682,020	646,403	413,214	352,185	83,658	66,245
Realized gain (loss) on investments	(6,987)	17,531	757,632	164,081	1,415,510	(606,240)	34,255	(16,095)
Change in unrealized gain (loss) on investments	(33,110)	(16,341)	7,239,244	(546,430)	4,988,910	2,287,564	214,797	156,094
Reinvested capital gains	-	-	-	-	2,075,314	-	50,596	48,785

Net increase (decrease) in contract owners’ equity resulting from operations	(38,795)	107,164	8,678,896	264,054	8,892,948	2,033,509	383,306	255,029

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	2,462,603	2,681,322	4,350,674	4,686,883	3,616,009	3,204,506	1,841,252	1,103,940
Transfers between funds	1,201,068	(1,508,333)	(1,421,081)	(772,594)	(3,290,750)	(1,834,613)	81,759	(70,620)
Surrenders (notes 2, 3, 4, 5 and 6)	(1,209,545)	(1,517,607)	(2,255,039)	(1,987,727)	(1,863,961)	(1,636,970)	(271,384)	(217,916)
Adjustments to maintain reserves	(1,914)	(8,146)	21,594	(4,658)	21,690	(4,619)	(4)	402

Net equity transactions	2,452,212	(352,764)	696,148	1,921,904	(1,517,012)	(271,696)	1,651,623	815,806

Net change in contract owners’ equity	2,413,417	(245,600)	9,375,044	2,185,958	7,375,936	1,761,813	2,034,929	1,070,835
Contract owners’ equity at beginning of period	18,206,130	18,451,730	32,333,282	30,147,324	23,516,424	21,754,611	3,035,107	1,964,272

Contract owners’ equity at end of period	$20,619,547	18,206,130	41,708,326	32,333,282	30,892,360	23,516,424	5,070,036	3,035,107

CHANGE IN UNITS:
Beginning units	1,688,867	1,720,630	1,295,368	1,190,909	1,015,289	976,352	208,291	145,961
Units purchased	474,101	302,638	178,579	261,044	226,261	201,151	129,298	92,395
Units surrendered	(246,588)	(334,401)	(158,604)	(156,585)	(286,702)	(162,214)	(24,000)	(30,065)

Ending units	1,916,380	1,688,867	1,315,343	1,295,368	954,848	1,015,289	313,589	208,291

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	DSVCGA		FQB		FCS		FEIS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$4,132	3,852	13,893	16,685	3,842	3,133	198,630	131,971
Realized gain (loss) on investments	57,522	9,836	5,595	(986)	226,150	37,374	28,042	(155,549)
Change in unrealized gain (loss) on investments	294,121	267,389	(32,526)	28,544	778,786	562,333	815,236	163,972
Reinvested capital gains	103,520	52,353	4,819	1,787	1,277,426	4,182	1,219,482	345,934

Net increase (decrease) in contract owners’ equity resulting from operations	459,295	333,430	(8,219)	46,030	2,286,204	607,022	2,261,390	486,328

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,551,836	693,026	39,013	43,779	3,458,177	837,709	700,463	626,357
Transfers between funds	(6,131)	(4,639)	(76,382)	117,188	929,142	4,984,042	954,363	(89,028)
Surrenders (notes 2, 3, 4, 5 and 6)	(264,959)	(130,303)	(25,311)	(32,743)	(845,790)	(130,245)	(559,935)	(652,231)
Adjustments to maintain reserves	(205)	(11)	(16)	31	4,480	(4,701)	256	200

Net equity transactions	1,280,541	558,073	(62,696)	128,255	3,546,009	5,686,805	1,095,147	(114,702)

Net change in contract owners’ equity	1,739,836	891,503	(70,915)	174,285	5,832,213	6,293,827	3,356,537	371,626
Contract owners’ equity at beginning of period	1,504,121	612,618	626,560	452,275	6,529,409	235,582	8,620,144	8,248,518

Contract owners’ equity at end of period	$3,243,957	1,504,121	555,645	626,560	12,361,622	6,529,409	11,976,681	8,620,144

CHANGE IN UNITS:
Beginning units	73,954	41,881	31,213	24,360	450,346	21,193	295,420	301,092
Units purchased	68,171	42,899	2,857	10,460	280,628	442,541	54,569	36,055
Units surrendered	(12,217)	(10,826)	(5,998)	(3,607)	(63,358)	(13,388)	(21,173)	(41,727)

Ending units	129,908	73,954	28,072	31,213	667,616	450,346	328,816	295,420

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FEMS		FF10S		FF20S		FF30S
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$133,521	20,065	16,909	19,489	39,002	32,054	112,618	104,823
Realized gain (loss) on investments	78,644	83,211	19,798	32,265	22,445	12,766	109,127	149,555
Change in unrealized gain (loss) on investments	(1,104,054)	672,082	2,183	70,091	84,420	161,445	578,345	765,613
Reinvested capital gains	630,198	191,808	60,971	70,074	170,563	170,255	454,395	410,286

Net increase (decrease) in contract owners’ equity resulting from operations	(261,691)	967,166	99,861	191,919	316,430	376,520	1,254,485	1,430,277

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,431,817	598,325	73,098	88,904	248,212	220,280	642,683	654,034
Transfers between funds	1,869,524	1,286,448	(19,578)	(241,137)	649,097	(280,564)	151,146	562,194
Surrenders (notes 2, 3, 4, 5 and 6)	(265,739)	(442,839)	(104,914)	(154,956)	(198,425)	(376,769)	(585,627)	(636,044)
Adjustments to maintain reserves	(1,043)	72	(33)	(22)	8	(41)	134	(208)

Net equity transactions	3,034,559	1,442,006	(51,427)	(307,211)	698,892	(437,094)	208,336	579,976

Net change in contract owners’ equity	2,772,868	2,409,172	48,434	(115,292)	1,015,322	(60,574)	1,462,821	2,010,253
Contract owners’ equity at beginning of period	3,735,702	1,326,530	1,739,973	1,855,265	2,950,573	3,011,147	10,194,079	8,183,826

Contract owners’ equity at end of period	$6,508,570	3,735,702	1,788,407	1,739,973	3,965,895	2,950,573	11,656,900	10,194,079

CHANGE IN UNITS:
Beginning units	264,410	123,059	65,894	78,967	100,177	117,482	308,413	289,083
Units purchased	231,069	184,270	3,158	3,751	31,876	9,167	23,523	43,702
Units surrendered	(24,045)	(42,919)	(5,032)	(16,824)	(9,049)	(26,472)	(17,728)	(24,372)

Ending units	471,434	264,410	64,020	65,894	123,004	100,177	314,208	308,413

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FGS		FIGBS		FMCS		FNRS2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	19,574	151,192	146,966	62,454	49,551	178,236	155,894
Realized gain (loss) on investments	1,654,205	2,466,085	38,895	57,676	307,743	(148,424)	(691,740)	(1,022,828)
Change in unrealized gain (loss) on investments	(2,533,308)	7,158,317	(440,907)	343,608	353,600	1,813,096	3,786,793	(1,195,878)
Reinvested capital gains	11,515,858	3,087,879	208,297	2,328	1,944,784	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	10,636,755	12,731,855	(42,523)	550,578	2,668,581	1,714,223	3,273,289	(2,062,812)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	7,861,023	4,671,416	533,265	455,385	607,828	642,622	957,301	868,583
Transfers between funds	3,725,638	3,196,885	834,205	744,863	(297,339)	(177,659)	(1,661,927)	635,654
Surrenders (notes 2, 3, 4, 5 and 6)	(3,445,676)	(3,482,951)	(642,106)	(349,908)	(963,866)	(866,601)	(769,877)	(523,243)
Adjustments to maintain reserves	4,908	(1,451)	(16)	(291)	23,551	(36)	81	6,548

Net equity transactions	8,145,893	4,383,899	725,348	850,049	(629,826)	(401,674)	(1,474,422)	987,542

Net change in contract owners’ equity	18,782,648	17,115,754	682,825	1,400,627	2,038,755	1,312,549	1,798,867	(1,075,270)
Contract owners’ equity at beginning of period	45,411,207	28,295,453	7,144,321	5,743,694	10,797,837	9,485,288	6,413,237	7,488,507

Contract owners’ equity at end of period	$64,193,855	45,411,207	7,827,146	7,144,321	12,836,592	10,797,837	8,212,104	6,413,237

CHANGE IN UNITS:
Beginning units	763,199	683,492	353,680	310,568	257,638	267,146	568,083	445,565
Units purchased	178,895	208,292	83,963	80,769	20,469	33,823	76,961	217,816
Units surrendered	(65,549)	(128,585)	(47,336)	(37,657)	(34,067)	(43,331)	(175,215)	(95,298)

Ending units	876,545	763,199	390,307	353,680	244,040	257,638	469,829	568,083

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FOS		FRESS		FVSS		FTVDM2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$25,184	16,954	42,768	47,177	172	110	3,246	12,671
Realized gain (loss) on investments	619,061	104,133	28,985	(19,260)	145	(406)	13,044	1,189
Change in unrealized gain (loss) on investments	11,278	653,879	1,143,172	(196,010)	1,987	126	(46,140)	29,280
Reinvested capital gains	445,863	21,275	26,005	74,293	1,006	542	7,439	7,952

Net increase (decrease) in contract owners’ equity resulting from operations	1,101,386	796,241	1,240,930	(93,800)	3,310	372	(22,411)	51,092

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	933,382	629,595	716,253	603,060	-	107	14,383	15,839
Transfers between funds	(1,199,324)	71,811	630,844	382,696	(281)	157	67,128	(22,280)
Surrenders (notes 2, 3, 4, 5 and 6)	(413,759)	(628,510)	(168,003)	(204,137)	(550)	(1,800)	(33,692)	(21,611)
Adjustments to maintain reserves	44	247	(1,186)	765	20	(11)	-	10

Net equity transactions	(679,657)	73,143	1,177,908	782,384	(811)	(1,547)	47,819	(28,042)

Net change in contract owners’ equity	421,729	869,384	2,418,838	688,584	2,499	(1,175)	25,408	23,050
Contract owners’ equity at beginning of period	5,710,663	4,841,279	2,557,992	1,869,408	10,224	11,399	361,166	338,116

Contract owners’ equity at end of period	$6,132,392	5,710,663	4,976,830	2,557,992	12,723	10,224	386,574	361,166

CHANGE IN UNITS:
Beginning units	389,820	381,679	230,628	157,100	325	392	23,110	25,353
Units purchased	75,925	73,089	112,457	106,680	-	26	5,749	1,631
Units surrendered	(115,659)	(64,948)	(19,946)	(33,152)	(22)	(93)	(2,617)	(3,874)

Ending units	350,086	389,820	323,139	230,628	303	325	26,242	23,110

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FTVFA1		FTVFA2		FTVGB1		FTVGI2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$9,800	9,202	25,152	18,342	-	456,932	-	85,991
Realized gain (loss) on investments	(12,454)	(33,856)	(9,001)	(8,794)	(252,836)	(165,806)	(75,956)	(20,929)
Change in unrealized gain (loss) on investments	59,018	(54,355)	144,311	(190,875)	5,686	(588,155)	27,672	(122,770)
Reinvested capital gains	-	139,016	-	326,811	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	56,364	60,007	160,462	145,484	(247,150)	(297,029)	(48,284)	(57,708)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	38,492	48,141	12,983	(22,633)	345,730	412,998	10,793	13,986
Transfers between funds	9,324	(2,421)	(212)	28,183	(359,307)	(132,589)	(30,405)	8,220
Surrenders (notes 2, 3, 4, 5 and 6)	(46,827)	(143,896)	(28,283)	(29,460)	(484,985)	(431,267)	(46,788)	(56,113)
Adjustments to maintain reserves	39	(653)	7	(7)	1	(353)	(4)	(2)

Net equity transactions	1,028	(98,829)	(15,505)	(23,917)	(498,561)	(151,211)	(66,404)	(33,909)

Net change in contract owners’ equity	57,392	(38,822)	144,957	121,567	(745,711)	(448,240)	(114,688)	(91,617)
Contract owners’ equity at beginning of period	497,851	536,673	1,384,263	1,262,696	5,351,693	5,799,933	993,316	1,084,933

Contract owners’ equity at end of period	$555,243	497,851	1,529,220	1,384,263	4,605,982	5,351,693	878,628	993,316

CHANGE IN UNITS:
Beginning units	24,760	29,944	69,652	70,996	474,728	488,258	99,586	103,027
Units purchased	2,581	3,263	615	6,569	79,043	53,714	13,447	3,007
Units surrendered	(2,644)	(8,447)	(1,370)	(7,913)	(125,384)	(67,244)	(20,316)	(6,448)

Ending units	24,697	24,760	68,897	69,652	428,387	474,728	92,717	99,586

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FTVIS1		FTVIS2		FTVRDI		FTVSVI
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$181,776	195,341	30,486	32,871	483	856	37,472	41,699
Realized gain (loss) on investments	52,481	(25,402)	3,000	963	14,901	(3,478)	(31,452)	(199,285)
Change in unrealized gain (loss) on investments	383,422	(127,911)	66,946	(35,011)	(6,420)	(1,874)	655,871	182,176
Reinvested capital gains	-	2,636	-	466	1,463	2,959	83,572	149,422

Net increase (decrease) in contract owners’ equity resulting from operations	617,679	44,664	100,432	(711)	10,427	(1,537)	745,463	174,012

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	494,927	604,169	7,784	14,275	1,058	847	152,525	163,733
Transfers between funds	194,015	(93,471)	(1,064)	(41,031)	(51,907)	(23,357)	(192,487)	(14,959)
Surrenders (notes 2, 3, 4, 5 and 6)	(365,332)	(278,089)	(24,290)	(34,427)	(1,374)	(49,011)	(235,148)	(204,456)
Adjustments to maintain reserves	8	(93)	(25)	19	(12)	7	29	(49)

Net equity transactions	323,618	232,516	(17,595)	(61,164)	(52,235)	(71,514)	(275,081)	(55,731)

Net change in contract owners’ equity	941,297	277,180	82,837	(61,875)	(41,808)	(73,051)	470,382	118,281
Contract owners’ equity at beginning of period	3,596,642	3,319,462	607,032	668,907	41,808	114,859	2,949,607	2,831,326

Contract owners’ equity at end of period	$4,537,939	3,596,642	689,869	607,032	-	41,808	3,419,989	2,949,607

CHANGE IN UNITS:
Beginning units	213,049	198,343	27,159	30,135	1,015	3,241	83,440	84,425
Units purchased	48,001	44,820	366	757	23	24	11,015	10,937
Units surrendered	(31,310)	(30,114)	(1,089)	(3,733)	(1,038)	(2,250)	(17,470)	(11,922)

Ending units	229,740	213,049	26,436	27,159	-	1,015	76,985	83,440

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	TIF2		GVGMNS		GVMSAS		RVARS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$11,485	18,260	-	266	7,041	1,834	-	10,255
Realized gain (loss) on investments	(19,813)	(26,956)	825	1,370	3,854	(311)	11,382	3,363
Change in unrealized gain (loss) on investments	34,193	6,041	1,184	301	(2,246)	4,133	36,937	42,115
Reinvested capital gains	-	-	14,240	1,374	-	-	26,522	-

Net increase (decrease) in contract owners’ equity resulting from operations	25,865	(2,655)	16,249	3,311	8,649	5,656	74,841	55,733

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	25,583	28,189	7,213	11,409	104,094	32,254	68,713	70,231
Transfers between funds	(6,991)	32,857	1,569	(9,768)	283,414	10,755	137,763	83,138
Surrenders (notes 2, 3, 4, 5 and 6)	(129,182)	(54,641)	(4,697)	(8,563)	(22,324)	(13,577)	(59,309)	(34,813)
Adjustments to maintain reserves	(9)	(83)	28	30	15	11	(12)	77

Net equity transactions	(110,599)	6,322	4,113	(6,892)	365,199	29,443	147,155	118,633

Net change in contract owners’ equity	(84,734)	3,667	20,362	(3,581)	373,848	35,099	221,996	174,366
Contract owners’ equity at beginning of period	596,441	592,774	98,599	102,180	100,728	65,629	882,247	707,881

Contract owners’ equity at end of period	$511,707	596,441	118,961	98,599	474,576	100,728	1,104,243	882,247

CHANGE IN UNITS:
Beginning units	62,081	60,985	6,536	7,052	9,141	6,356	74,972	64,599
Units purchased	3,021	10,536	669	986	36,547	4,253	21,687	14,430
Units surrendered	(13,967)	(9,440)	(417)	(1,502)	(4,607)	(1,468)	(9,857)	(4,057)

Ending units	51,135	62,081	6,788	6,536	41,081	9,141	86,802	74,972

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	ACEG		AVMCCI		IVBRA1		OVAG
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	18	2,083	2,175	347,044	653,331	-	-
Realized gain (loss) on investments	1,827	3,044	(2,676)	(45,285)	(6,387)	20,097	31,023	35,111
Change in unrealized gain (loss) on investments	(3,992)	4,469	82,443	(8,600)	237,127	(201,202)	(21,868)	89,049
Reinvested capital gains	16,642	1,917	-	61,582	345,689	421,173	68,969	-

Net increase (decrease) in contract owners’ equity resulting from operations	14,477	9,448	81,850	9,872	923,473	893,399	78,124	124,160

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	2,462	1,924	10,113	17,778	2,280,397	2,550,892	30,135	(13,046)
Transfers between funds	102,431	1,524	(15,435)	(130,164)	(439,629)	(360,072)	270,485	277,702
Surrenders (notes 2, 3, 4, 5 and 6)	(5,173)	(12,333)	(14,994)	(7,940)	(830,336)	(831,679)	(30,055)	(6,713)
Adjustments to maintain reserves	19	6	1	(9)	19,491	(174)	(5)	25

Net equity transactions	99,739	(8,879)	(20,315)	(120,335)	1,029,923	1,358,967	270,560	257,968

Net change in contract owners’ equity	114,216	569	61,535	(110,463)	1,953,396	2,252,366	348,684	382,128
Contract owners’ equity at beginning of period	31,172	30,603	345,227	455,690	9,356,869	7,104,503	382,128	-

Contract owners’ equity at end of period	$145,388	31,172	406,762	345,227	11,310,265	9,356,869	730,812	382,128

CHANGE IN UNITS:
Beginning units	820	1,146	16,806	24,235	647,561	541,919	25,773	-
Units purchased	2,768	149	3,191	1,292	151,830	208,733	18,427	26,780
Units surrendered	(171)	(475)	(3,930)	(8,721)	(84,843)	(103,091)	(2,814)	(1,007)

Ending units	3,417	820	16,067	16,806	714,548	647,561	41,386	25,773

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	OVGI		OVGS		OVIG		OVSB
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$35,253	58,159	-	31,337	-	50,495	20,018	31,657
Realized gain (loss) on investments	1,036,912	(36,994)	222,142	91,441	173,250	11,657	(22,730)	(7,066)
Change in unrealized gain (loss) on investments	(187,675)	126,246	279,336	888,130	(211,522)	1,056,220	(16,912)	(7,845)
Reinvested capital gains	287,383	383,009	341,775	163,277	672,048	74,581	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,171,873	530,420	843,253	1,174,185	633,776	1,192,953	(19,624)	16,746

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	215,113	294,148	775,538	483,667	1,566,888	1,071,555	13,912	19,087
Transfers between funds	(5,487,557)	(246,129)	271,633	(119,727)	(909,316)	579,369	(142,873)	(43,910)
Surrenders (notes 2, 3, 4, 5 and 6)	(270,891)	(212,004)	(454,819)	(509,175)	(420,901)	(353,778)	(12,763)	(13,070)
Adjustments to maintain reserves	(727)	(3)	4	(1)	(23)	(5)	35	(17)

Net equity transactions	(5,544,062)	(163,988)	592,356	(145,236)	236,648	1,297,141	(141,689)	(37,910)

Net change in contract owners’ equity	(4,372,189)	366,432	1,435,609	1,028,949	870,424	2,490,094	(161,313)	(21,164)
Contract owners’ equity at beginning of period	4,372,189	4,005,757	5,593,823	4,564,874	6,742,032	4,251,938	575,265	596,429

Contract owners’ equity at end of period	$-	4,372,189	7,029,432	5,593,823	7,612,456	6,742,032	413,952	575,265

CHANGE IN UNITS:
Beginning units	116,043	121,141	178,943	186,386	460,143	352,589	45,398	48,669
Units purchased	10,999	12,595	37,802	28,354	108,798	145,049	1,161	1,623
Units surrendered	(127,042)	(17,693)	(22,037)	(35,797)	(97,565)	(37,495)	(12,737)	(4,894)

Ending units	-	116,043	194,708	178,943	471,376	460,143	33,822	45,398

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	OVSC		WRASP		WRBDP		WRBP
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$14,044	15,637	183,980	203,048	19,893	22,364	8,499	9,942
Realized gain (loss) on investments	340,323	(3,178)	(18,022)	(183,430)	647	(3,027)	5,634	(5,546)
Change in unrealized gain (loss) on investments	85,012	462,700	(228,731)	1,148,112	(68,084)	73,808	61,221	59,076
Reinvested capital gains	236,187	35,418	1,184,669	167,718	40,629	-	51,799	37,890

Net increase (decrease) in contract owners’ equity resulting from operations	675,566	510,577	1,121,896	1,335,448	(6,915)	93,145	127,153	101,362

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	690,088	335,363	691,400	807,205	56,538	58,712	42,227	77,871
Transfers between funds	167,189	(275,802)	(108,509)	(593,463)	79,945	(7,396)	10,921	74,724
Surrenders (notes 2, 3, 4, 5 and 6)	(413,687)	(319,073)	(895,821)	(750,885)	(54,807)	(67,833)	(37,759)	(134,649)
Adjustments to maintain reserves	95	(196)	648	(444)	(53)	(10)	(24)	(25)

Net equity transactions	443,685	(259,708)	(312,282)	(537,587)	81,623	(16,527)	15,365	17,921

Net change in contract owners’ equity	1,119,251	250,869	809,614	797,861	74,708	76,618	142,518	119,283
Contract owners’ equity at beginning of period	2,998,581	2,747,712	11,033,225	10,235,364	972,713	896,095	787,505	668,222

Contract owners’ equity at end of period	$4,117,832	2,998,581	11,842,839	11,033,225	1,047,421	972,713	930,023	787,505

CHANGE IN UNITS:
Beginning units	69,816	76,724	586,496	619,589	54,657	55,873	30,083	29,129
Units purchased	29,400	12,310	43,152	58,094	8,180	4,256	2,015	7,125
Units surrendered	(20,984)	(19,218)	(59,635)	(91,187)	(3,480)	(5,472)	(1,462)	(6,171)

Ending units	78,232	69,816	570,013	586,496	59,357	54,657	30,636	30,083

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	WRCEP		WRDIV		WRENG		WRGBP
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$8,160	6,697	18,979	18,109	4,670	4,195	3,053	3,713
Realized gain (loss) on investments	33,104	(24,686)	(21,397)	(35,314)	(41,887)	(53,159)	55	2,486
Change in unrealized gain (loss) on investments	283,842	195,949	136,976	44,446	143,576	(40,150)	(3,811)	1,112
Reinvested capital gains	57,241	67,959	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	382,347	245,919	134,558	27,241	106,359	(89,114)	(703)	7,311

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	77,352	95,456	49,359	54,498	23,370	25,280	4,768	8,116
Transfers between funds	(31,693)	(62,330)	(9,633)	12,471	(40,742)	47,992	11,277	(13,851)
Surrenders (notes 2, 3, 4, 5 and 6)	(144,541)	(196,847)	(49,102)	(56,786)	(18,536)	(17,362)	(1,491)	(24,980)
Adjustments to maintain reserves	(28)	(204)	(26)	(172)	(13)	(15)	31	15

Net equity transactions	(98,910)	(163,925)	(9,402)	10,011	(35,921)	55,895	14,585	(30,700)

Net change in contract owners’ equity	283,437	81,994	125,156	37,252	70,438	(33,219)	13,882	(23,389)
Contract owners’ equity at beginning of period	1,379,032	1,297,038	806,949	769,697	260,703	293,922	75,913	99,302

Contract owners’ equity at end of period	$1,662,469	1,379,032	932,105	806,949	331,141	260,703	89,795	75,913

CHANGE IN UNITS:
Beginning units	37,667	43,050	38,508	37,887	66,753	47,539	5,485	7,760
Units purchased	2,074	3,723	2,918	5,152	4,907	27,431	1,166	638
Units surrendered	(4,524)	(9,106)	(3,400)	(4,531)	(11,948)	(8,217)	(108)	(2,913)

Ending units	35,217	37,667	38,026	38,508	59,712	66,753	6,543	5,485

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	WRGNR		WRGP		WRHIP		WRI2P
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$10,602	10,992	-	-	218,941	241,613	8,146	18,076
Realized gain (loss) on investments	(18,166)	(56,132)	14,020	2,710	(12,472)	(100,689)	9,605	(58,423)
Change in unrealized gain (loss) on investments	160,487	(16,349)	321,726	218,105	8,984	51,765	84,374	84,097
Reinvested capital gains	-	-	186,001	202,986	-	-	-	140

Net increase (decrease) in contract owners’ equity resulting from operations	152,923	(61,489)	521,747	423,801	215,453	192,689	102,125	43,890

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	42,139	52,567	87,989	90,907	251,805	297,672	39,021	52,951
Transfers between funds	(10,508)	30,534	(28,971)	(5,620)	203,766	(140,377)	(3,255)	(113,073)
Surrenders (notes 2, 3, 4, 5 and 6)	(33,855)	(38,775)	(88,727)	(176,300)	(274,105)	(390,121)	(49,423)	(82,198)
Adjustments to maintain reserves	(30)	(98)	(41)	(35)	(115)	(96)	(46)	(116)

Net equity transactions	(2,254)	44,228	(29,750)	(91,048)	181,351	(232,922)	(13,703)	(142,436)

Net change in contract owners’ equity	150,669	(17,261)	491,997	332,753	396,804	(40,233)	88,422	(98,546)
Contract owners’ equity at beginning of period	573,394	590,655	1,761,130	1,428,377	3,502,399	3,542,632	726,079	824,625

Contract owners’ equity at end of period	$724,063	573,394	2,253,127	1,761,130	3,899,203	3,502,399	814,501	726,079

CHANGE IN UNITS:
Beginning units	122,569	111,122	38,644	40,917	138,235	148,251	41,819	50,908
Units purchased	8,571	31,275	1,765	4,513	20,655	18,169	2,382	4,414
Units surrendered	(8,959)	(19,828)	(2,386)	(6,786)	(13,789)	(28,185)	(3,114)	(13,503)

Ending units	122,181	122,569	38,023	38,644	145,101	138,235	41,087	41,819

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	WRIP		WRLTBP		WRMCG		WRMMP
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$624	2,924	3,170	4,530	-	-	10	911
Realized gain (loss) on investments	(80,693)	(99,472)	71	577	270,935	159,516	-	-
Change in unrealized gain (loss) on investments	211,466	257,479	(5,100)	1,494	(166,446)	910,521	-	-
Reinvested capital gains	52,960	-	855	-	470,671	190,586	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	184,357	160,931	(1,004)	6,601	575,160	1,260,623	10	911

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	60,573	62,789	6,155	11,606	189,627	184,596	25,326	27,048
Transfers between funds	(6,950)	170,400	34,374	97,472	2,746,378	118,225	36,533	113,794
Surrenders (notes 2, 3, 4, 5 and 6)	(102,638)	(54,943)	(6,404)	(7,098)	(246,189)	(312,633)	(34,217)	(57,273)
Adjustments to maintain reserves	(21)	23	65	10	96	44	(37)	(10)

Net equity transactions	(49,036)	178,269	34,190	101,990	2,689,912	(9,768)	27,605	83,559

Net change in contract owners’ equity	135,321	339,200	33,186	108,591	3,265,072	1,250,855	27,615	84,470
Contract owners’ equity at beginning of period	1,058,339	719,139	177,200	68,609	3,808,797	2,557,942	308,400	223,930

Contract owners’ equity at end of period	$1,193,660	1,058,339	210,386	177,200	7,073,869	3,808,797	336,015	308,400

CHANGE IN UNITS:
Beginning units	45,830	37,550	14,650	5,907	65,426	65,470	28,959	21,106
Units purchased	2,508	11,902	3,363	9,822	49,502	12,099	6,650	13,771
Units surrendered	(4,482)	(3,622)	(534)	(1,079)	(10,496)	(12,143)	(4,058)	(5,918)

Ending units	43,856	45,830	17,479	14,650	104,432	65,426	31,551	28,959

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	WRPAP		WRPCP		WRPMAP		WRPMAV
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$28,189	19,087	7,083	5,578	182,288	130,908	6,226	4,028
Realized gain (loss) on investments	3,219	(5,927)	376	(2,615)	613	(45,224)	3,365	(100)
Change in unrealized gain (loss) on investments	181,497	22,801	14,200	17,097	850,285	108,536	43,776	1,581
Reinvested capital gains	82,917	165,368	16,527	20,810	454,695	943,355	5,858	28,472

Net increase (decrease) in contract owners’ equity resulting from operations	295,822	201,329	38,186	40,870	1,487,881	1,137,575	59,225	33,981

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	116,188	137,195	41,036	36,809	713,889	769,304	55,183	63,266
Transfers between funds	17,303	(4,128)	2,881	(3,863)	(19,736)	(117,840)	(24)	29,100
Surrenders (notes 2, 3, 4, 5 and 6)	(68,939)	(179,575)	(24,551)	(23,964)	(891,963)	(499,903)	(41,413)	(48,749)
Adjustments to maintain reserves	(75)	(190)	(24)	(33)	(250)	264	(1)	1

Net equity transactions	64,477	(46,698)	19,342	8,949	(198,060)	151,825	13,745	43,618

Net change in contract owners’ equity	360,299	154,631	57,528	49,819	1,289,821	1,289,400	72,970	77,599
Contract owners’ equity at beginning of period	1,534,978	1,380,347	366,104	316,285	8,800,576	7,511,176	388,352	310,753

Contract owners’ equity at end of period	$1,895,277	1,534,978	423,632	366,104	10,090,397	8,800,576	461,322	388,352

CHANGE IN UNITS:
Beginning units	55,716	57,971	17,834	17,359	345,752	339,706	25,572	22,450
Units purchased	4,505	6,383	2,029	2,003	26,933	37,013	3,299	6,740
Units surrendered	(2,379)	(8,638)	(1,133)	(1,528)	(33,516)	(30,967)	(2,512)	(3,618)

Ending units	57,842	55,716	18,730	17,834	339,169	345,752	26,359	25,572

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	WRPMCP		WRPMCV		WRPMMV		WRPMP
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$17,168	12,024	13	10	5,054	3,558	118,587	87,462
Realized gain (loss) on investments	446	(1,944)	4	1	1,176	45	8,129	(14,578)
Change in unrealized gain (loss) on investments	43,912	29,146	49	97	28,660	1,121	422,875	105,395
Reinvested capital gains	37,422	57,176	17	45	3,837	19,642	276,191	520,596

Net increase (decrease) in contract owners’ equity resulting from operations	98,948	96,402	83	153	38,727	24,366	825,782	698,875

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	75,774	107,408	-	-	20,618	15,421	432,218	397,089
Transfers between funds	8,721	47,971	-	657	10	689	(6,494)	(538)
Surrenders (notes 2, 3, 4, 5 and 6)	(38,116)	(44,577)	(29)	(24)	(18,057)	(7,335)	(319,992)	(303,112)
Adjustments to maintain reserves	(32)	(77)	-	7	2	2	(122)	(651)

Net equity transactions	46,347	110,725	(29)	640	2,573	8,777	105,610	92,788

Net change in contract owners’ equity	145,295	207,127	54	793	41,300	33,143	931,392	791,663
Contract owners’ equity at beginning of period	785,679	578,552	793	-	298,559	265,416	5,604,502	4,812,839

Contract owners’ equity at end of period	$930,974	785,679	847	793	339,859	298,559	6,535,894	5,604,502

CHANGE IN UNITS:
Beginning units	35,370	29,566	56	-	20,355	19,736	236,176	231,913
Units purchased	3,634	8,172	-	58	1,326	2,106	17,017	20,545
Units surrendered	(1,707)	(2,368)	(2)	(2)	(1,174)	(1,487)	(12,980)	(16,282)

Ending units	37,297	35,370	54	56	20,507	20,355	240,213	236,176

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	WRRESP		WRSCP		WRSCV		WRSTP
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$2,807	4,299	14,672	-	-	-	-	-
Realized gain (loss) on investments	(111)	(26,043)	28,736	(25,770)	2,907	(20,133)	84,103	96,103
Change in unrealized gain (loss) on investments	106,089	(7,770)	(161,957)	451,868	77,088	39,437	(551,356)	370,019
Reinvested capital gains	4,720	19,672	179,570	-	-	16,128	890,117	299,920

Net increase (decrease) in contract owners’ equity resulting from operations	113,505	(9,842)	61,021	426,098	79,995	35,432	422,864	766,042

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	18,232	19,862	82,643	102,285	28,708	30,418	133,944	148,493
Transfers between funds	(7,596)	(8,263)	(25,191)	(50,212)	(26,790)	27,067	(23,709)	(119,760)
Surrenders (notes 2, 3, 4, 5 and 6)	(16,389)	(38,839)	(132,031)	(113,528)	(43,082)	(44,023)	(259,124)	(246,376)
Adjustments to maintain reserves	(11)	(51)	(50)	(83)	(15)	(36)	488	(149)

Net equity transactions	(5,764)	(27,291)	(74,629)	(61,538)	(41,179)	13,426	(148,401)	(217,792)

Net change in contract owners’ equity	107,741	(37,133)	(13,608)	364,560	38,816	48,858	274,463	548,250
Contract owners’ equity at beginning of period	260,863	297,996	1,509,499	1,144,939	387,701	338,843	2,862,093	2,313,843

Contract owners’ equity at end of period	$368,604	260,863	1,495,891	1,509,499	426,517	387,701	3,136,556	2,862,093

CHANGE IN UNITS:
Beginning units	11,818	13,078	42,296	44,164	12,225	11,435	49,214	53,856
Units purchased	740	2,838	2,264	4,263	970	2,628	2,253	4,786
Units surrendered	(936)	(4,098)	(4,253)	(6,131)	(2,060)	(1,838)	(4,636)	(9,428)

Ending units	11,622	11,818	40,307	42,296	11,135	12,225	46,831	49,214

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	WRVP		JACAS		JAEI		JAGTS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$9,604	7,714	-	8,693	19,006	3,506	39,096	621
Realized gain (loss) on investments	5,337	(9,610)	420,785	243,591	203,866	96,873	890,016	623,935
Change in unrealized gain (loss) on investments	122,018	576	50,580	1,074,405	197,399	481,361	72,489	6,699,614
Reinvested capital gains	-	16,119	761,685	398,462	501,552	348,521	4,482,599	1,803,602

Net increase (decrease) in contract owners’ equity resulting from operations	136,959	14,799	1,233,050	1,725,151	921,823	930,261	5,484,200	9,127,772

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	20,135	26,194	132,898	177,637	550,910	721,270	8,141,105	3,950,737
Transfers between funds	(9,632)	(15,827)	(411,958)	(562,158)	(396,191)	(212,615)	60,155	2,883,018
Surrenders (notes 2, 3, 4, 5 and 6)	(34,868)	(9,594)	(412,836)	(397,125)	(309,656)	(385,245)	(2,760,090)	(1,849,151)
Adjustments to maintain reserves	2	(59)	(52)	(174)	(28)	(370)	6,684	(2,560)

Net equity transactions	(24,363)	714	(691,948)	(781,820)	(154,965)	123,040	5,447,854	4,982,044

Net change in contract owners’ equity	112,596	15,513	541,102	943,331	766,858	1,053,301	10,932,054	14,109,816
Contract owners’ equity at beginning of period	451,030	435,517	5,791,532	4,848,201	5,614,463	4,561,162	30,154,506	16,044,690

Contract owners’ equity at end of period	$563,626	451,030	6,332,634	5,791,532	6,381,321	5,614,463	41,086,560	30,154,506

CHANGE IN UNITS:
Beginning units	16,216	15,969	98,560	114,712	299,681	290,851	532,999	427,184
Units purchased	687	2,632	4,002	6,383	38,847	97,126	139,201	153,027
Units surrendered	(1,455)	(2,385)	(14,660)	(22,535)	(46,983)	(88,296)	(55,421)	(47,212)

Ending units	15,448	16,216	87,902	98,560	291,545	299,681	616,779	532,999

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	JAIGS		JAMGS		LOVTRC		MFBIE
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$30,653	30,628	11,102	-	117,631	109,488	60,961	33,685
Realized gain (loss) on investments	34,822	(79,505)	43,169	8,802	46,409	22,496	86,362	(23,340)
Change in unrealized gain (loss) on investments	321,779	470,929	250,180	459,797	(217,808)	31,356	109,793	222,484
Reinvested capital gains	-	-	418,781	161,896	39,902	87,129	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	387,254	422,052	723,232	630,495	(13,866)	250,469	257,116	232,829

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	151,141	121,514	2,425,787	1,714,634	2,359,067	1,794,649	324,658	237,883
Transfers between funds	(127,677)	(129,899)	236,987	(19,922)	51,286	906,705	(234,318)	(145)
Surrenders (notes 2, 3, 4, 5 and 6)	(310,129)	(198,021)	(561,144)	(282,133)	(1,059,406)	(546,240)	(109,508)	(91,350)
Adjustments to maintain reserves	(91)	(264)	(663)	(44)	(25)	145	3	(13)

Net equity transactions	(286,756)	(206,670)	2,100,967	1,412,535	1,350,922	2,155,259	(19,165)	146,375

Net change in contract owners’ equity	100,498	215,382	2,824,199	2,043,030	1,337,056	2,405,728	237,951	379,204
Contract owners’ equity at beginning of period	2,944,071	2,728,689	3,657,363	1,614,333	4,765,578	2,359,850	2,342,077	1,962,873

Contract owners’ equity at end of period	$3,044,569	2,944,071	6,481,562	3,657,363	6,102,634	4,765,578	2,580,028	2,342,077

CHANGE IN UNITS:
Beginning units	210,839	226,717	208,957	109,681	395,653	210,430	204,648	186,773
Units purchased	16,711	16,723	137,406	130,011	225,956	239,956	37,295	38,853
Units surrendered	(35,094)	(32,601)	(28,612)	(30,735)	(113,707)	(54,733)	(38,929)	(20,978)

Ending units	192,456	210,839	317,751	208,957	507,902	395,653	203,014	204,648

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	MFBOV		MFFCA		MFTCG		MNDIC
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$44,659	50,815	-	-	-	-	-	-
Realized gain (loss) on investments	213,963	(27,328)	117,769	(54,389)	216,335	303,020	216,154	180,395
Change in unrealized gain (loss) on investments	559,181	(100,886)	(166,992)	701,185	(197,006)	230,801	(1,169,018)	1,330,174
Reinvested capital gains	-	28,649	752,122	81,881	963,698	510,732	1,072,480	455,016

Net increase (decrease) in contract owners’ equity resulting from operations	817,803	(48,750)	702,899	728,677	983,027	1,044,553	119,616	1,965,585

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	318,473	268,924	564,473	484,430	635,152	569,467	341,314	466,827
Transfers between funds	(843,290)	15,900	(450,569)	88,022	(41,819)	(863,158)	127,212	238,721
Surrenders (notes 2, 3, 4, 5 and 6)	(159,039)	(90,888)	(340,391)	(162,843)	(420,041)	(313,776)	(434,262)	(355,453)
Adjustments to maintain reserves	97	12	45	(29)	66	(21)	(34)	(4)

Net equity transactions	(683,759)	193,948	(226,442)	409,580	173,358	(607,488)	34,230	350,091

Net change in contract owners’ equity	134,044	145,198	476,457	1,138,257	1,156,385	437,065	153,846	2,315,676
Contract owners’ equity at beginning of period	2,829,424	2,684,226	4,074,985	2,936,728	4,532,555	4,095,490	6,462,963	4,147,287

Contract owners’ equity at end of period	$2,963,468	2,829,424	4,551,442	4,074,985	5,688,940	4,532,555	6,616,809	6,462,963

CHANGE IN UNITS:
Beginning units	152,165	139,792	125,875	106,796	113,134	131,761	172,612	161,592
Units purchased	22,338	23,591	17,828	28,243	16,614	18,912	25,650	34,474
Units surrendered	(51,914)	(11,218)	(24,291)	(9,164)	(12,872)	(37,539)	(24,666)	(23,454)

Ending units	122,589	152,165	119,412	125,875	116,876	113,134	173,596	172,612

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	MV2IGI		MV3MVI		MVFIC		MVIGIC
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$45	66	4,400	90	251,798	216,701	14,235	9,872
Realized gain (loss) on investments	199	114	7,852	(2,494)	299,925	(134,862)	60,543	13,735
Change in unrealized gain (loss) on investments	1,608	1,515	73,534	2,175	3,224,753	(101,535)	(30,783)	137,572
Reinvested capital gains	2,421	1,392	3,727	304	419,310	607,342	116,096	8,980

Net increase (decrease) in contract owners’ equity resulting from operations	4,273	3,087	89,513	75	4,195,786	587,646	160,091	170,159

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	333,699	26,546	2,702,673	2,310,899	741,989	240,638
Transfers between funds	-	-	504,004	13,416	(486,230)	(267,214)	1,112,865	1,092,811
Surrenders (notes 2, 3, 4, 5 and 6)	(598)	(584)	(42,142)	(457)	(1,146,862)	(1,417,500)	(122,938)	(163,733)
Adjustments to maintain reserves	(23)	11	9	(3)	(137)	(734)	(102)	113

Net equity transactions	(621)	(573)	795,570	39,502	1,069,444	625,451	1,731,814	1,169,829

Net change in contract owners’ equity	3,652	2,514	885,083	39,577	5,265,230	1,213,097	1,891,905	1,339,988
Contract owners’ equity at beginning of period	16,764	14,250	39,577	-	15,957,323	14,744,226	1,431,495	91,507

Contract owners’ equity at end of period	$20,416	16,764	924,660	39,577	21,222,553	15,957,323	3,323,400	1,431,495

CHANGE IN UNITS:
Beginning units	722	752	2,873	-	441,043	421,662	112,725	8,347
Units purchased	-	-	51,331	2,918	79,627	86,892	140,247	118,596
Units surrendered	(24)	(30)	(2,960)	(45)	(53,108)	(67,511)	(13,461)	(14,218)

Ending units	698	722	51,244	2,873	467,562	441,043	239,511	112,725

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	MVIVIC		MVIVSC		MVUIC		MSVFI
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$47,278	115,996	99	500	5,436	4,334	5,607	3,943
Realized gain (loss) on investments	337,239	335,069	1,804	2,621	1,985	2,288	1,006	620
Change in unrealized gain (loss) on investments	644,722	1,586,499	3,155	7,659	29,563	11,797	(16,569)	3,676
Reinvested capital gains	370,464	233,744	1,924	1,308	10,592	4,519	9,294	1,441

Net increase (decrease) in contract owners’ equity resulting from operations	1,399,703	2,271,308	6,982	12,088	47,576	22,938	(662)	9,680

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	726,605	930,475	-	-	113,714	151,825	6,784	5,714
Transfers between funds	(278,860)	(726,554)	-	-	144,547	(9,184)	(10,919)	13,375
Surrenders (notes 2, 3, 4, 5 and 6)	(758,844)	(803,765)	(3,347)	(5,571)	(40,341)	(27,238)	(6,953)	(37,438)
Adjustments to maintain reserves	66	(308)	(9)	(8)	4,508	(4,494)	(16)	(65)

Net equity transactions	(311,033)	(600,152)	(3,356)	(5,579)	222,428	110,909	(11,104)	(18,414)

Net change in contract owners’ equity	1,088,670	1,671,156	3,626	6,509	270,004	133,847	(11,766)	(8,734)
Contract owners’ equity at beginning of period	13,410,126	11,738,970	69,892	63,383	229,795	95,948	156,913	165,647

Contract owners’ equity at end of period	$14,498,796	13,410,126	73,518	69,892	499,799	229,795	145,147	156,913

CHANGE IN UNITS:
Beginning units	499,784	527,288	2,297	2,504	16,785	7,164	7,906	8,997
Units purchased	34,977	42,530	1	-	18,271	13,308	356	988
Units surrendered	(45,990)	(70,034)	(107)	(207)	(3,058)	(3,687)	(925)	(2,079)

Ending units	488,771	499,784	2,191	2,297	31,998	16,785	7,337	7,906

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	DTRTFB		EIF		GBF		GEM
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$15,240	20,973	41,728	51,260	48,511	62,133	162,307	288,354
Realized gain (loss) on investments	(215)	2,662	95,879	70,863	6,502	144,527	501,215	159,467
Change in unrealized gain (loss) on investments	(19,628)	2,362	407,488	(160,818)	(112,019)	(25,704)	(1,889,992)	1,583,213
Reinvested capital gains	1,824	-	32,229	122,018	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,779)	25,997	577,324	83,323	(57,006)	180,956	(1,226,470)	2,031,034

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	205,140	171,036	233,444	200,019	738,979	982,599	1,440,554	1,542,758
Transfers between funds	(370,800)	514,454	(182,082)	34,742	(505,092)	(789,575)	97,263	(2,120,609)
Surrenders (notes 2, 3, 4, 5 and 6)	(42,766)	(35,327)	(247,547)	(484,404)	(148,785)	(180,026)	(1,089,847)	(1,136,782)
Adjustments to maintain reserves	3	6	71	66	3	155	111	(591)

Net equity transactions	(208,423)	650,169	(196,114)	(249,577)	85,105	13,153	448,081	(1,715,224)

Net change in contract owners’ equity	(211,202)	676,166	381,210	(166,254)	28,099	194,109	(778,389)	315,810
Contract owners’ equity at beginning of period	936,565	260,399	3,030,519	3,196,773	2,841,019	2,646,910	17,155,779	16,839,969

Contract owners’ equity at end of period	$725,363	936,565	3,411,729	3,030,519	2,869,118	2,841,019	16,377,390	17,155,779

CHANGE IN UNITS:
Beginning units	83,175	23,991	98,192	107,338	167,559	165,606	1,195,307	1,329,176
Units purchased	24,412	63,215	11,457	22,859	54,678	78,297	198,718	152,469
Units surrendered	(42,880)	(4,031)	(17,752)	(32,005)	(49,425)	(76,344)	(163,416)	(286,338)

Ending units	64,707	83,175	91,897	98,192	172,812	167,559	1,230,609	1,195,307

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GIG		GVAAA2		GVABD2		GVAGG2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$27,229	11,415	593,143	574,691	15,605	16,679	-	44,054
Realized gain (loss) on investments	22,358	(43,794)	422,689	485,442	6,739	3,703	347,417	97,310
Change in unrealized gain (loss) on investments	76,082	87,211	5,626,081	665,498	(36,547)	48,099	727,936	1,284,291
Reinvested capital gains	-	-	324,621	2,971,431	4,343	538	249,446	449,126

Net increase (decrease) in contract owners’ equity resulting from operations	125,669	54,832	6,966,534	4,697,062	(9,860)	69,019	1,324,799	1,874,781

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	78,609	44,987	7,755,932	7,094,827	38,922	40,957	416,662	404,535
Transfers between funds	(98,630)	(193,804)	3,581,662	(454,958)	286,296	60,120	(119,115)	(271,581)
Surrenders (notes 2, 3, 4, 5 and 6)	(41,916)	(56,940)	(3,918,495)	(4,066,185)	(28,433)	(66,059)	(590,944)	(420,770)
Adjustments to maintain reserves	3	24	(352,793)	345,006	(19)	(109)	(33)	(450)

Net equity transactions	(61,934)	(205,733)	7,066,306	2,918,690	296,766	34,909	(293,430)	(288,266)

Net change in contract owners’ equity	63,735	(150,901)	14,032,840	7,615,752	286,906	103,928	1,031,369	1,586,515
Contract owners’ equity at beginning of period	955,666	1,106,567	44,586,334	36,970,582	864,150	760,222	8,087,596	6,501,081

Contract owners’ equity at end of period	$1,019,401	955,666	58,619,174	44,586,334	1,151,056	864,150	9,118,965	8,087,596

CHANGE IN UNITS:
Beginning units	71,410	89,258	1,654,942	1,536,896	52,616	50,549	209,693	219,007
Units purchased	10,437	7,091	400,192	288,452	25,561	7,162	19,759	23,263
Units surrendered	(14,234)	(24,939)	(158,330)	(170,406)	(7,587)	(5,095)	(25,636)	(32,577)

Ending units	67,613	71,410	1,896,804	1,654,942	70,590	52,616	203,816	209,693

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GVAGI2		GVAGR2		GVDMA		GVDMC
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$38,424	48,314	-	56,077	16,290	21,143	1,061	670
Realized gain (loss) on investments	27,294	(49,662)	512,327	82,037	401,672	152,212	815	(1,446)
Change in unrealized gain (loss) on investments	634,310	66,658	1,509,828	2,568,669	796,228	353,902	27,943	28,679
Reinvested capital gains	66,434	298,306	190,946	734,352	157,435	601,877	4,345	14,242

Net increase (decrease) in contract owners’ equity resulting from operations	766,462	363,616	2,213,101	3,441,135	1,371,625	1,129,134	34,164	42,145

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	133,339	145,539	497,874	294,327	243,912	237,989	16,098	17,075
Transfers between funds	587,617	14,552	375,081	401,126	(24,364)	(167,142)	(6,716)	(1,570)
Surrenders (notes 2, 3, 4, 5 and 6)	(227,824)	(237,649)	(781,952)	(551,185)	(1,448,379)	(812,440)	(56,867)	(6,984)
Adjustments to maintain reserves	93	(22)	200	59	(8)	29	(15)	6

Net equity transactions	493,225	(77,580)	91,203	144,327	(1,228,839)	(741,564)	(47,500)	8,527

Net change in contract owners’ equity	1,259,687	286,036	2,304,304	3,585,462	142,786	387,570	(13,336)	50,672
Contract owners’ equity at beginning of period	3,139,935	2,853,899	10,368,826	6,783,364	10,458,384	10,070,814	526,539	475,867

Contract owners’ equity at end of period	$4,399,622	3,139,935	12,673,130	10,368,826	10,601,170	10,458,384	513,203	526,539

CHANGE IN UNITS:
Beginning units	110,692	113,766	214,322	212,412	361,599	391,126	23,650	23,202
Units purchased	22,811	11,454	25,062	27,984	9,410	10,515	1,608	3,168
Units surrendered	(8,064)	(14,528)	(23,846)	(26,074)	(48,429)	(40,042)	(3,656)	(2,720)

Ending units	125,439	110,692	215,538	214,322	322,580	361,599	21,602	23,650

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GVEX1		GVIDA		GVIDC		GVIDM
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$2,692,780	1,400,127	3,071	5,008	1,314	556	11,051	5,678
Realized gain (loss) on investments	3,257,202	3,069,472	77,173	78,522	350	(4,541)	124,172	33,857
Change in unrealized gain (loss) on investments	20,501,121	7,302,467	228,830	17,712	10,447	37,583	367,008	229,559
Reinvested capital gains	819,835	1,446,727	39,594	147,600	3,529	5,299	66,079	234,402

Net increase (decrease) in contract owners’ equity resulting from operations	27,270,938	13,218,793	348,668	248,842	15,640	38,897	568,310	503,496

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	28,429,060	12,297,552	57,628	62,863	(52,753)	3,773	50,233	53,054
Transfers between funds	9,729,961	(1,571,877)	(125,693)	(266,541)	34,069	49	(306,926)	1,216,432
Surrenders (notes 2, 3, 4, 5 and 6)	(7,606,572)	(5,220,661)	(215,262)	(167,197)	91	(154,736)	(556,620)	(406,827)
Adjustments to maintain reserves	47,272	(17,957)	3	11	(12)	5	(298)	(819)

Net equity transactions	30,599,721	5,487,057	(283,324)	(370,864)	(18,605)	(150,909)	(813,611)	861,840

Net change in contract owners’ equity	57,870,659	18,705,850	65,344	(122,022)	(2,965)	(112,012)	(245,301)	1,365,336
Contract owners’ equity at beginning of period	85,589,789	66,883,939	2,291,119	2,413,141	578,796	690,808	5,850,225	4,484,889

Contract owners’ equity at end of period	$143,460,448	85,589,789	2,356,463	2,291,119	575,831	578,796	5,604,924	5,850,225

CHANGE IN UNITS:
Beginning units	3,142,627	2,901,805	75,104	89,242	30,767	39,187	228,957	193,679
Units purchased	1,266,197	804,910	1,766	2,507	2,904	246	4,736	58,441
Units surrendered	(305,413)	(564,088)	(9,992)	(16,645)	(3,881)	(8,666)	(34,845)	(23,163)

Ending units	4,103,411	3,142,627	66,878	75,104	29,790	30,767	198,848	228,957

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GVIX2		HIBF		IDPG		IDPGI
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$88,792	51,913	190,727	171,761	17,536	3,894	6,450	1,432
Realized gain (loss) on investments	75,226	6,552	(1,361)	(4,516)	18,471	1,714	17,399	6,366
Change in unrealized gain (loss) on investments	101,923	86,142	(15,167)	12,661	257,785	165,978	48,756	39,693
Reinvested capital gains	-	66,764	-	-	150,923	58,352	34,426	12,875

Net increase (decrease) in contract owners’ equity resulting from operations	265,941	211,371	174,199	179,906	444,715	229,938	107,031	60,366

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	200,577	204,172	272,455	318,095	639,702	598,855	279,035	206,806
Transfers between funds	561,511	61,579	426,377	(501,507)	22,704	748	(43,664)	50,438
Surrenders (notes 2, 3, 4, 5 and 6)	(257,324)	(191,490)	(255,276)	(253,650)	(244,463)	(264,229)	(94,094)	(122,725)
Adjustments to maintain reserves	73	(3)	153	(96)	(12)	(2)	3	(10)

Net equity transactions	504,837	74,258	443,709	(437,158)	417,931	335,372	141,280	134,509

Net change in contract owners’ equity	770,778	285,629	617,908	(257,252)	862,646	565,310	248,311	194,875
Contract owners’ equity at beginning of period	2,543,663	2,258,034	3,420,646	3,677,898	3,489,339	2,924,029	1,305,219	1,110,344

Contract owners’ equity at end of period	$3,314,441	2,543,663	4,038,554	3,420,646	4,351,985	3,489,339	1,553,530	1,305,219

CHANGE IN UNITS:
Beginning units	196,008	186,276	133,968	152,708	245,033	202,056	97,014	86,514
Units purchased	60,837	38,918	30,667	18,565	43,203	64,137	22,822	20,461
Units surrendered	(25,770)	(29,186)	(13,948)	(37,305)	(16,185)	(21,160)	(12,642)	(9,961)

Ending units	231,075	196,008	150,687	133,968	272,051	245,033	107,194	97,014

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	MCIF		MSBF		NCPG		NCPGI
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$210,523	135,026	103,863	60,887	19,354	32,277	10,953	17,649
Realized gain (loss) on investments	499,452	(931,704)	5,619	(27,977)	168,129	2,919	25,065	6,334
Change in unrealized gain (loss) on investments	2,575,873	1,928,498	(16,574)	24,606	628,597	298,520	275,856	125,746
Reinvested capital gains	306,037	549,944	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,591,885	1,681,764	92,908	57,516	816,080	333,716	311,874	149,729

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	2,157,511	1,038,696	204,037	147,883	1,611,093	825,126	825,344	524,586
Transfers between funds	(111,807)	1,130,183	(55,685)	269,022	59,539	15,895	(9,618)	(107,417)
Surrenders (notes 2, 3, 4, 5 and 6)	(1,406,746)	(714,441)	(127,619)	(323,363)	(416,081)	(290,712)	(278,723)	(261,124)
Adjustments to maintain reserves	22,961	(36)	(28)	(40)	(7)	-	(44)	(1)

Net equity transactions	661,919	1,454,402	20,705	93,502	1,254,544	550,309	536,959	156,044

Net change in contract owners’ equity	4,253,804	3,136,166	113,613	151,018	2,070,624	884,025	848,833	305,773
Contract owners’ equity at beginning of period	14,532,578	11,396,412	1,764,781	1,613,763	4,702,207	3,818,182	2,875,186	2,569,413

Contract owners’ equity at end of period	$18,786,382	14,532,578	1,878,394	1,764,781	6,772,831	4,702,207	3,724,019	2,875,186

CHANGE IN UNITS:
Beginning units	342,149	303,501	91,296	86,873	336,134	293,504	216,685	203,946
Units purchased	118,124	101,608	15,570	31,099	131,165	70,770	58,490	43,569
Units surrendered	(104,324)	(62,960)	(14,529)	(26,676)	(48,919)	(28,140)	(20,587)	(30,830)

Ending units	355,949	342,149	92,337	91,296	418,380	336,134	254,588	216,685

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NJMMAY		NVAMV1		NVAMVX		NVBX
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$2,804	-	57,314	74,657	40,770	19,868	105,329	60,850
Realized gain (loss) on investments	255	21	24,586	(209,181)	56,835	7,405	10,657	64,574
Change in unrealized gain (loss) on investments	(564)	269	1,283,309	50,295	701,578	206,786	(189,605)	700
Reinvested capital gains	4,129	33	-	118,245	-	-	19,478	-

Net increase (decrease) in contract owners’ equity resulting from operations	6,624	323	1,365,209	34,016	799,183	234,059	(54,141)	126,124

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	104,906	2,437	(74,093)	261,315	504,287	185,546	574,246	311,232
Transfers between funds	15,320	8,445	(765,797)	(463,286)	533,200	1,398,643	2,083,019	1,304,531
Surrenders (notes 2, 3, 4, 5 and 6)	(9,231)	(887)	(446,540)	(343,702)	(239,589)	(106,126)	(247,482)	(151,524)
Adjustments to maintain reserves	4	(4)	242	(543)	(109)	356	34,444	(3)

Net equity transactions	110,999	9,991	(1,286,188)	(546,216)	797,789	1,478,419	2,444,227	1,464,236

Net change in contract owners’ equity	117,623	10,314	79,021	(512,200)	1,596,972	1,712,478	2,390,086	1,590,360
Contract owners’ equity at beginning of period	10,314	-	4,859,856	5,372,056	1,712,478	-	2,957,036	1,366,676

Contract owners’ equity at end of period	$127,937	10,314	4,938,877	4,859,856	3,309,450	1,712,478	5,347,122	2,957,036

CHANGE IN UNITS:
Beginning units	977	-	135,287	151,779	144,450	-	235,324	116,588
Units purchased	11,156	1,070	5	12,224	85,034	159,032	222,467	158,232
Units surrendered	(873)	(93)	(33,094)	(28,716)	(22,254)	(14,582)	(23,228)	(39,496)

Ending units	11,260	977	102,198	135,287	207,230	144,450	434,563	235,324

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVCBD1		NVCCA1		NVCCN1		NVCMA1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$62,027	76,221	84,614	230,638	6,836	7,005	163,930	571,569
Realized gain (loss) on investments	13,778	45,491	(39,363)	(329,310)	16,132	1,033	(401,725)	(908,969)
Change in unrealized gain (loss) on investments	(197,188)	70,971	4,251,150	1,983,980	105,077	202,114	11,183,025	5,908,648
Reinvested capital gains	88,742	6,215	-	902,420	7,127	6,840	-	1,133,194

Net increase (decrease) in contract owners’ equity resulting from operations	(32,641)	198,898	4,296,401	2,787,728	135,172	216,992	10,945,230	6,704,442

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	175,921	246,030	3,572,567	2,955,530	594,177	571,190	8,870,179	7,037,788
Transfers between funds	312,845	(249,304)	388,687	(6,549)	32,646	163,096	(2,308,092)	(163,729)
Surrenders (notes 2, 3, 4, 5 and 6)	(257,760)	(163,125)	(1,884,220)	(1,929,831)	(480,758)	(502,766)	(3,697,879)	(5,146,951)
Adjustments to maintain reserves	(48)	(74)	67	(426)	13	(58)	(5,065)	(1,229)

Net equity transactions	230,958	(166,473)	2,077,101	1,018,724	146,078	231,462	2,859,143	1,725,879

Net change in contract owners’ equity	198,317	32,425	6,373,502	3,806,452	281,250	448,454	13,804,373	8,430,321
Contract owners’ equity at beginning of period	2,948,321	2,915,896	26,704,335	22,897,883	2,992,702	2,544,248	60,047,569	51,617,248

Contract owners’ equity at end of period	$3,146,638	2,948,321	33,077,837	26,704,335	3,273,952	2,992,702	73,851,942	60,047,569

CHANGE IN UNITS:
Beginning units	169,673	157,080	1,239,188	1,186,568	177,090	162,132	2,722,032	2,629,065
Units purchased	39,657	55,587	171,260	164,691	34,266	46,730	372,547	389,093
Units surrendered	(26,361)	(42,994)	(84,370)	(112,071)	(25,942)	(31,772)	(260,303)	(296,126)

Ending units	182,969	169,673	1,326,078	1,239,188	185,414	177,090	2,834,276	2,722,032

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVCMC1		NVCMD1		NVCRA1		NVCRB1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$9,683	18,620	94,827	247,009	65,162	274,337	35,532	74,867
Realized gain (loss) on investments	49,584	(62,165)	(22,790)	(312,488)	113,744	(405,665)	2,771	(135,884)
Change in unrealized gain (loss) on investments	270,883	339,634	4,387,544	2,313,633	5,812,011	3,361,223	1,335,145	968,927
Reinvested capital gains	963	23,483	-	828,551	-	-	-	152,270

Net increase (decrease) in contract owners’ equity resulting from operations	331,113	319,572	4,459,581	3,076,705	5,990,917	3,229,895	1,373,448	1,060,180

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	739,332	630,881	2,102,980	1,947,557	5,497,696	4,795,809	1,894,012	1,758,396
Transfers between funds	(268,801)	246,284	3,330	(351,601)	(660)	(431,961)	23,427	(182,102)
Surrenders (notes 2, 3, 4, 5 and 6)	(623,065)	(524,264)	(1,674,884)	(2,251,041)	(2,734,219)	(2,306,217)	(962,040)	(1,086,160)
Adjustments to maintain reserves	(122)	188	1,317	(2,057)	(769)	(1,296)	383	(347)

Net equity transactions	(152,656)	353,089	432,743	(657,142)	2,762,048	2,056,335	955,782	489,787

Net change in contract owners’ equity	178,457	672,661	4,892,324	2,419,563	8,752,965	5,286,230	2,329,230	1,549,967
Contract owners’ equity at beginning of period	3,696,534	3,023,873	32,476,012	30,056,449	28,259,158	22,972,928	12,102,182	10,552,215

Contract owners’ equity at end of period	$3,874,991	3,696,534	37,368,336	32,476,012	37,012,123	28,259,158	14,431,412	12,102,182

CHANGE IN UNITS:
Beginning units	195,949	174,962	1,570,479	1,610,007	1,254,616	1,149,856	614,495	587,828
Units purchased	38,663	59,549	106,627	111,879	229,001	237,657	90,620	101,002
Units surrendered	(46,555)	(38,562)	(86,880)	(151,407)	(116,399)	(132,897)	(45,692)	(74,335)

Ending units	188,057	195,949	1,590,226	1,570,479	1,367,218	1,254,616	659,423	614,495

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVDBL2		NVDBLP		NVDCA2		NVDCAP
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$1,125	776	43,183	12,129	117	1,949	52,178	18,963
Realized gain (loss) on investments	29,709	10,332	121,669	(42,772)	11,236	50,889	26,567	(27,398)
Change in unrealized gain (loss) on investments	9,913	23,835	636,278	674,700	(5,658)	(78,026)	1,331,854	756,195
Reinvested capital gains	5,343	17,123	108,053	267,555	1,045	63,143	217,002	614,310

Net increase (decrease) in contract owners’ equity resulting from operations	46,090	52,066	909,183	911,612	6,740	37,955	1,627,601	1,362,070

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	12,578	4,801	1,487,918	1,686,730	1,329	2,599	1,534,550	1,460,985
Transfers between funds	677	(14,047)	(550,576)	410,472	992	(1,051,942)	(26,215)	766,903
Surrenders (notes 2, 3, 4, 5 and 6)	(129,685)	(79,690)	(1,043,832)	(1,137,929)	(78,711)	(22,646)	(843,083)	(839,860)
Adjustments to maintain reserves	12	(2)	(97)	(101)	7,624	(9)	(125)	122

Net equity transactions	(116,418)	(88,938)	(106,587)	959,172	(68,766)	(1,071,998)	665,127	1,388,150

Net change in contract owners’ equity	(70,328)	(36,872)	802,596	1,870,784	(62,026)	(1,034,043)	2,292,728	2,750,220
Contract owners’ equity at beginning of period	592,088	628,960	10,812,851	8,942,067	65,197	1,099,240	12,926,298	10,176,078

Contract owners’ equity at end of period	$521,760	592,088	11,615,447	10,812,851	3,171	65,197	15,219,026	12,926,298

CHANGE IN UNITS:
Beginning units	24,989	29,042	616,772	558,469	2,214	41,666	634,295	558,282
Units purchased	568	253	84,211	127,925	75	104	73,056	150,022
Units surrendered	(5,213)	(4,306)	(90,067)	(69,622)	(2,193)	(39,556)	(42,792)	(74,009)

Ending units	20,344	24,989	610,916	616,772	96	2,214	664,559	634,295

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVDMAP		NVDMCP		NVFIII		NVGEII
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$301,501	170,491	10,564	2,888	4,071	2,655	4,420	996
Realized gain (loss) on investments	206,061	(315,738)	9,564	(13,999)	(5,476)	3,225	6,342	(82)
Change in unrealized gain (loss) on investments	10,273,766	5,199,082	119,985	132,682	(6,901)	(1,432)	28,310	6,348
Reinvested capital gains	1,466,412	4,853,380	21,945	61,348	114	411	209	1

Net increase (decrease) in contract owners’ equity resulting from operations	12,247,740	9,907,215	162,058	182,919	(8,192)	4,859	39,281	7,263

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	9,970,901	10,006,598	341,791	486,954	396,199	18,630	120,581	44,155
Transfers between funds	(763,703)	(350,688)	(54,545)	(13,860)	(124,285)	325,525	158,477	28,591
Surrenders (notes 2, 3, 4, 5 and 6)	(6,867,243)	(5,682,264)	(322,351)	(208,795)	(43,716)	(127,555)	(20,529)	(11,295)
Adjustments to maintain reserves	(6,591)	(4,305)	(36)	29	10	(6)	(4)	-

Net equity transactions	2,333,364	3,969,341	(35,141)	264,328	228,208	216,594	258,525	61,451

Net change in contract owners’ equity	14,581,104	13,876,556	126,917	447,247	220,016	221,453	297,806	68,714
Contract owners’ equity at beginning of period	87,561,895	73,685,339	2,351,158	1,903,911	230,825	9,372	104,897	36,183

Contract owners’ equity at end of period	$102,142,999	87,561,895	2,478,075	2,351,158	450,841	230,825	402,703	104,897

CHANGE IN UNITS:
Beginning units	4,066,375	3,850,703	142,654	125,582	20,394	887	8,337	3,329
Units purchased	510,000	582,383	30,197	35,872	35,717	32,227	19,398	6,234
Units surrendered	(409,466)	(366,711)	(32,167)	(18,800)	(15,455)	(12,720)	(1,472)	(1,226)

Ending units	4,166,909	4,066,375	140,684	142,654	40,656	20,394	26,263	8,337

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVIDAP		NVIDCP		NVIDMP		NVIE6
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$88,465	59,255	16,631	3,977	124,069	32,253	2,213	814
Realized gain (loss) on investments	143,717	(316,019)	73,545	8,523	(68,361)	(183,153)	2,619	931
Change in unrealized gain (loss) on investments	4,247,650	2,040,274	12,824	228,248	2,432,254	1,399,178	6,534	3,724
Reinvested capital gains	609,030	1,746,444	25,062	37,866	339,852	1,331,473	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,088,862	3,529,954	128,062	278,614	2,827,814	2,579,751	11,366	5,469

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	5,219,995	5,671,733	600,372	467,729	2,991,149	2,649,817	-	-
Transfers between funds	(185,812)	(976,366)	432,500	26,883	78,219	352,076	-	(1,055)
Surrenders (notes 2, 3, 4, 5 and 6)	(2,961,388)	(1,980,735)	(1,208,704)	(535,735)	(2,173,228)	(1,619,275)	(8,959)	(10,515)
Adjustments to maintain reserves	(262)	(951)	(108)	(145)	335,311	(336,334)	(8)	7

Net equity transactions	2,072,533	2,713,681	(175,940)	(41,268)	1,231,451	1,046,284	(8,967)	(11,563)

Net change in contract owners’ equity	7,161,395	6,243,635	(47,878)	237,346	4,059,265	3,626,035	2,399	(6,094)
Contract owners’ equity at beginning of period	31,671,011	25,427,376	4,140,612	3,903,266	26,247,922	22,621,887	93,834	99,928

Contract owners’ equity at end of period	$38,832,406	31,671,011	4,092,734	4,140,612	30,307,187	26,247,922	96,233	93,834

CHANGE IN UNITS:
Beginning units	1,369,478	1,242,457	289,540	291,913	1,381,747	1,316,959	7,126	8,172
Units purchased	223,304	288,552	77,170	46,028	178,676	182,895	-	1
Units surrendered	(141,991)	(161,531)	(88,437)	(48,401)	(115,784)	(118,107)	(624)	(1,047)

Ending units	1,450,791	1,369,478	278,273	289,540	1,444,639	1,381,747	6,502	7,126

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVIX		NVLCP1		NVMIG1		NVMIVX
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$227,725	127,087	336,036	169,609	16,294	22,712	132,762	-
Realized gain (loss) on investments	120,939	2,299	31,380	27,767	138,195	(23,879)	56,343	(3,836)
Change in unrealized gain (loss) on investments	323,413	127,747	(674,595)	236,492	(376,496)	307,146	188,340	537,440
Reinvested capital gains	-	146,954	263,984	-	138,403	709,228	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	672,077	404,087	(43,195)	433,868	(83,604)	1,015,207	377,445	533,604

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,705,248	484,703	1,525,625	690,031	235,214	145,710	248,339	57,980
Transfers between funds	430,218	(164,842)	11,481,856	944,699	1,003,090	451,378	(25,146)	3,019,339
Surrenders (notes 2, 3, 4, 5 and 6)	(480,164)	(271,502)	(679,290)	(456,098)	(293,682)	(252,481)	(234,410)	(20,149)
Adjustments to maintain reserves	8	(694)	131	(120)	(18)	(290)	(74)	177

Net equity transactions	1,655,310	47,665	12,328,322	1,178,512	944,604	344,317	(11,291)	3,057,347

Net change in contract owners’ equity	2,327,387	451,752	12,285,127	1,612,380	861,000	1,359,524	366,154	3,590,951
Contract owners’ equity at beginning of period	5,803,291	5,351,539	6,042,951	4,430,571	3,319,309	1,959,785	3,590,951	-

Contract owners’ equity at end of period	$8,130,678	5,803,291	18,328,078	6,042,951	4,180,309	3,319,309	3,957,105	3,590,951

CHANGE IN UNITS:
Beginning units	447,793	443,992	319,789	256,283	164,677	146,825	304,787	-
Units purchased	152,275	64,803	704,568	97,952	69,313	46,008	24,528	311,143
Units surrendered	(34,055)	(61,002)	(47,375)	(34,446)	(24,374)	(28,156)	(25,582)	(6,356)

Ending units	566,013	447,793	976,982	319,789	209,616	164,677	303,733	304,787

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVMLG1		NVMMG1		NVMMV1		NVMMV2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	-	13,224	-	56,705	102,495	3,806	8,139
Realized gain (loss) on investments	(133,081)	(69,066)	1,361,685	(428,257)	(150,287)	(407,811)	(8,697)	(20,702)
Change in unrealized gain (loss) on investments	1,008,064	(705,812)	(3,760,358)	3,539,972	1,398,125	346,616	111,367	6,316
Reinvested capital gains	922,479	1,924,445	1,466,865	1,324,239	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,797,462	1,149,567	(918,584)	4,435,954	1,304,543	41,300	106,476	(6,247)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	279,132	224,011	473,977	439,197	1,218,245	951,794	26,934	27,920
Transfers between funds	(163,793)	(151,195)	345,886	(2,424,408)	(204,537)	3,643	(14,157)	374
Surrenders (notes 2, 3, 4, 5 and 6)	(466,356)	(842,248)	(745,266)	(419,766)	(557,056)	(584,273)	(32,557)	(38,339)
Adjustments to maintain reserves	10	(16)	(74)	44	16	(194)	118	(25)

Net equity transactions	(351,007)	(769,448)	74,523	(2,404,933)	456,668	370,970	(19,662)	(10,070)

Net change in contract owners’ equity	1,446,455	380,119	(844,061)	2,031,021	1,761,211	412,270	86,814	(16,317)
Contract owners’ equity at beginning of period	4,692,161	4,312,042	11,052,825	9,021,804	5,255,106	4,842,836	448,686	465,003

Contract owners’ equity at end of period	$6,138,616	4,692,161	10,208,764	11,052,825	7,016,317	5,255,106	535,500	448,686

CHANGE IN UNITS:
Beginning units	129,161	154,415	245,793	322,805	223,756	203,993	17,056	17,474
Units purchased	8,061	12,372	49,585	89,226	54,144	69,248	1,084	1,425
Units surrendered	(16,908)	(37,626)	(57,151)	(166,238)	(37,368)	(49,485)	(1,726)	(1,843)

Ending units	120,314	129,161	238,227	245,793	240,532	223,756	16,414	17,056

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVNMO1		NVNSR2		NVOLG1		NVRE1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$4,581	3,416	5,968	11,119	123,511	180,966	179,968	219,502
Realized gain (loss) on investments	19,271	17,256	40,005	(30,192)	584,125	(15,057)	986,936	(381,648)
Change in unrealized gain (loss) on investments	239,408	26,019	154,034	98,028	3,669,966	933,316	5,528,480	(657,431)
Reinvested capital gains	30,191	66,730	214,246	97,807	290,099	1,368,338	-	68,114

Net increase (decrease) in contract owners’ equity resulting from operations	293,451	113,421	414,253	176,762	4,667,701	2,467,563	6,695,384	(751,463)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	28,004	23,499	103,001	97,994	2,173,710	1,535,392	1,420,775	1,727,331
Transfers between funds	475,105	(204,972)	28,783	(179,944)	7,183,558	(1,084,512)	(2,721,726)	(184,365)
Surrenders (notes 2, 3, 4, 5 and 6)	(74,417)	(12,687)	(149,279)	(111,611)	(1,453,275)	(1,016,559)	(1,142,692)	(1,371,313)
Adjustments to maintain reserves	(53)	69	196	160	33,702	949	126	7,225

Net equity transactions	428,639	(194,091)	(17,299)	(193,401)	7,937,695	(564,730)	(2,443,517)	178,878

Net change in contract owners’ equity	722,090	(80,670)	396,954	(16,639)	12,605,396	1,902,833	4,251,867	(572,585)
Contract owners’ equity at beginning of period	908,486	989,156	1,635,738	1,652,377	15,182,690	13,279,857	14,977,502	15,550,087

Contract owners’ equity at end of period	$1,630,576	908,486	2,032,692	1,635,738	27,788,086	15,182,690	19,229,369	14,977,502

CHANGE IN UNITS:
Beginning units	32,197	39,806	56,713	64,931	276,426	287,474	739,684	726,848
Units purchased	16,331	2,681	10,469	4,452	159,745	43,993	68,189	145,479
Units surrendered	(2,871)	(10,290)	(11,582)	(12,670)	(47,712)	(55,041)	(160,724)	(132,643)

Ending units	45,657	32,197	55,600	56,713	388,459	276,426	647,149	739,684

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVSIX2		NVSTB1		NVSTB2		NVTIV3
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$124,532	92,855	53,311	52,524	485	807	14,838	11,640
Realized gain (loss) on investments	(1,437,878)	(690,500)	9,785	13,001	(27)	(99)	10,133	(134,206)
Change in unrealized gain (loss) on investments	2,703,530	2,471,878	(84,220)	9,600	(739)	597	41,246	128,020
Reinvested capital gains	287,238	459,982	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,677,422	2,334,215	(21,124)	75,125	(281)	1,305	66,217	5,454

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	2,155,225	1,521,797	860,707	1,152,148	570	662	(54)	67,180
Transfers between funds	191,234	(353,757)	587,346	(106,165)	1,544	745	(52,916)	(289,068)
Surrenders (notes 2, 3, 4, 5 and 6)	(1,016,337)	(761,514)	(207,015)	(212,447)	(8,050)	(3,911)	(51,971)	(70,842)
Adjustments to maintain reserves	(905)	(10,822)	8	-	-	2	(5)	(168)

Net equity transactions	1,329,217	395,704	1,241,046	833,536	(5,936)	(2,502)	(104,946)	(292,898)

Net change in contract owners’ equity	3,006,639	2,729,919	1,219,922	908,661	(6,217)	(1,197)	(38,729)	(287,444)
Contract owners’ equity at beginning of period	12,723,308	9,993,389	2,927,779	2,019,118	50,713	51,910	643,287	930,731

Contract owners’ equity at end of period	$15,729,947	12,723,308	4,147,701	2,927,779	44,496	50,713	604,558	643,287

CHANGE IN UNITS:
Beginning units	553,080	517,713	249,835	177,815	3,936	4,143	33,779	51,404
Units purchased	201,003	115,430	181,292	103,764	256	144	(2)	5,392
Units surrendered	(155,332)	(80,063)	(75,626)	(31,744)	(718)	(351)	(5,022)	(23,017)

Ending units	598,751	553,080	355,501	249,835	3,474	3,936	28,755	33,779

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	SAM		SAM5		SCF		SCGF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	3,316	5	42,083	-	422	-	-
Realized gain (loss) on investments	-	-	-	-	64,924	(112,378)	1,321,934	(454,657)
Change in unrealized gain (loss) on investments	-	-	-	-	766,345	504,485	(1,695,476)	1,746,240
Reinvested capital gains	-	-	-	-	42,999	89,098	674,582	679,794

Net increase (decrease) in contract owners’ equity resulting from operations	-	3,316	5	42,083	874,268	481,627	301,040	1,971,377

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	92,691	200,687	12,134,711	11,419,813	183,017	149,067	1,824,715	712,343
Transfers between funds	(8,467)	203,303	(16,330,831)	3,187,006	918,884	(55,375)	(791,155)	376,455
Surrenders (notes 2, 3, 4, 5 and 6)	(241,503)	(373,150)	(2,853,091)	(6,528,995)	(209,306)	(180,423)	(648,226)	(299,474)
Adjustments to maintain reserves	7	3	(230,460)	237	-	52	(51)	(94)

Net equity transactions	(157,272)	30,843	(7,279,671)	8,078,061	892,595	(86,679)	385,283	789,230

Net change in contract owners’ equity	(157,272)	34,159	(7,279,666)	8,120,144	1,766,863	394,948	686,323	2,760,607
Contract owners’ equity at beginning of period	1,310,647	1,276,488	21,513,526	13,393,382	2,642,718	2,247,770	7,819,845	5,059,238

Contract owners’ equity at end of period	$1,153,375	1,310,647	14,233,860	21,513,526	4,409,581	2,642,718	8,506,168	7,819,845

CHANGE IN UNITS:
Beginning units	109,871	107,268	2,066,859	1,290,070	67,216	70,142	178,877	163,047
Units purchased	16,666	54,773	1,265,089	2,760,734	26,210	7,720	88,098	85,130
Units surrendered	(29,850)	(52,170)	(1,964,465)	(1,983,945)	(7,704)	(10,646)	(90,581)	(69,300)

Ending units	96,687	109,871	1,367,483	2,066,859	85,722	67,216	176,394	178,877

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	SCVF		TRF		AMMCGS		AMSRS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	1,905	69,763	88,586	-	-	575	755
Realized gain (loss) on investments	(156,811)	(331,444)	268,120	335,094	568	8	5,781	7,922
Change in unrealized gain (loss) on investments	1,184,218	454,727	1,049,336	(214,515)	(1,954)	15,806	22,426	9,385
Reinvested capital gains	-	12,922	423,759	561,173	10,673	3,238	2,941	5,188

Net increase (decrease) in contract owners’ equity resulting from operations	1,027,407	138,110	1,810,978	770,338	9,287	19,052	31,723	23,250

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	300,855	309,963	242,532	540,779	2,601	2,020	6,863	6,086
Transfers between funds	203,698	(89,447)	(326,184)	(806,836)	9,091	19,093	(2,562)	(2,975)
Surrenders (notes 2, 3, 4, 5 and 6)	(126,701)	(210,838)	(443,932)	(382,843)	(1,581)	(3,867)	(13,075)	(20,865)
Adjustments to maintain reserves	(40)	(12)	305	67	(7)	(6)	9	3

Net equity transactions	377,812	9,666	(527,279)	(648,833)	10,104	17,240	(8,765)	(17,751)

Net change in contract owners’ equity	1,405,219	147,776	1,283,699	121,505	19,391	36,292	22,958	5,499
Contract owners’ equity at beginning of period	3,067,543	2,919,767	8,399,758	8,278,253	73,005	36,713	140,192	134,693

Contract owners’ equity at end of period	$4,472,762	3,067,543	9,683,457	8,399,758	92,396	73,005	163,150	140,192

CHANGE IN UNITS:
Beginning units	104,150	104,240	230,533	250,724	3,389	2,381	3,530	4,055
Units purchased	20,196	15,503	7,043	17,572	490	1,314	158	218
Units surrendered	(9,336)	(15,593)	(19,525)	(37,763)	(74)	(306)	(361)	(743)

Ending units	115,010	104,150	218,051	230,533	3,805	3,389	3,327	3,530

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	AMTB		NOTB3		NOTG3		NOTMG3
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$16,911	14,296	23,947	45,444	41,839	76,324	30,441	55,103
Realized gain (loss) on investments	(232)	(1,187)	22,192	(12,075)	45,446	(27,301)	33,262	(12,890)
Change in unrealized gain (loss) on investments	(12,023)	9,909	147,220	56,497	423,425	155,513	239,422	83,056
Reinvested capital gains	-	-	-	29,259	-	-	-	21,802

Net increase (decrease) in contract owners’ equity resulting from operations	4,656	23,018	193,359	119,125	510,710	204,536	303,125	147,071

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	39,209	38,018	229,209	143,701	417,262	457,107	333,810	176,599
Transfers between funds	7,032	33,958	13,231	(23,601)	(249,277)	(5,149)	10,603	(30,202)
Surrenders (notes 2, 3, 4, 5 and 6)	(28,632)	(37,223)	(185,595)	(179,805)	(316,124)	(342,515)	(220,646)	(165,588)
Adjustments to maintain reserves	(18)	63	21	(10)	(304)	(10)	90	(90)

Net equity transactions	17,591	34,816	56,866	(59,715)	(148,443)	109,433	123,857	(19,281)

Net change in contract owners’ equity	22,247	57,834	250,225	59,410	362,267	313,969	426,982	127,790
Contract owners’ equity at beginning of period	629,112	571,278	2,268,613	2,209,203	4,158,750	3,844,781	2,776,214	2,648,424

Contract owners’ equity at end of period	$651,359	629,112	2,518,838	2,268,613	4,521,017	4,158,750	3,203,196	2,776,214

CHANGE IN UNITS:
Beginning units	46,671	43,846	167,878	172,739	298,617	290,369	196,859	198,876
Units purchased	3,747	6,787	17,025	14,691	29,318	37,430	22,508	13,814
Units surrendered	(2,452)	(3,962)	(13,125)	(19,552)	(39,196)	(29,182)	(14,705)	(15,831)

Ending units	47,966	46,671	171,778	167,878	288,739	298,617	204,662	196,859

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PMVAAA		PMVFBA		PMVLDA		PMVRSA
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$109,875	27,822	75,718	63,026	28,145	60,512	198,893	239,037
Realized gain (loss) on investments	7,942	(1,739)	(17,265)	(38,766)	3,809	(29,247)	40,951	(318,224)
Change in unrealized gain (loss) on investments	5,986	22,470	(167,873)	110,397	(83,011)	112,870	1,095,132	226,330
Reinvested capital gains	-	-	2,172	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	123,803	48,553	(107,248)	134,657	(51,057)	144,135	1,334,976	147,143

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	70,868	69,444	87,210	133,176	312,947	326,073	637,374	744,664
Transfers between funds	374,106	(14,226)	(8,033)	53,334	818,139	321,632	(837,261)	(363,453)
Surrenders (notes 2, 3, 4, 5 and 6)	(80,737)	(31,676)	(54,585)	(165,962)	(361,134)	(715,315)	(281,196)	(318,249)
Adjustments to maintain reserves	(12)	2	(75)	(20)	(96)	255	(744)	524

Net equity transactions	364,225	23,544	24,517	20,528	769,856	(67,355)	(481,827)	63,486

Net change in contract owners’ equity	488,028	72,097	(82,731)	155,185	718,799	76,780	853,149	210,629
Contract owners’ equity at beginning of period	638,454	566,357	1,430,110	1,274,925	4,860,822	4,784,042	4,072,362	3,861,733

Contract owners’ equity at end of period	$1,126,482	638,454	1,347,379	1,430,110	5,579,621	4,860,822	4,925,511	4,072,362

CHANGE IN UNITS:
Beginning units	44,303	42,449	91,746	90,601	349,835	354,402	646,652	621,452
Units purchased	29,507	5,897	17,310	18,622	86,385	75,918	103,890	138,231
Units surrendered	(6,559)	(4,043)	(15,591)	(17,477)	(30,899)	(80,485)	(163,984)	(113,031)

Ending units	67,251	44,303	93,465	91,746	405,321	349,835	586,558	646,652

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PMVTRA		PVEIIA		PVIVIA		TRHS2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$153,863	196,513	21,452	13,431	1,927	1,892	-	-
Realized gain (loss) on investments	(127,397)	37,097	17,262	(23,546)	3,437	(10,599)	27,947	176,203
Change in unrealized gain (loss) on investments	(592,925)	414,696	306,065	68,723	9,031	8,087	38,331	41,078
Reinvested capital gains	406,661	102,527	57,501	46,787	1,111	1,003	78,512	63,925

Net increase (decrease) in contract owners’ equity resulting from operations	(159,798)	750,833	402,280	105,395	15,506	383	144,790	281,206

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	654,110	911,976	887,436	464,010	153,055	45,538	10,562	19,793
Transfers between funds	(9,984,835)	639,623	96,668	106,797	116,556	23,240	(1,521)	(74,528)
Surrenders (notes 2, 3, 4, 5 and 6)	(724,594)	(761,997)	(219,750)	(98,699)	(15,659)	(68,809)	(58,600)	(572,173)
Adjustments to maintain reserves	(302)	575	(15)	243	4	(26)	13	(32)

Net equity transactions	(10,055,621)	790,177	764,339	472,351	253,956	(57)	(49,546)	(626,940)

Net change in contract owners’ equity	(10,215,419)	1,541,010	1,166,619	577,746	269,462	326	95,244	(345,734)
Contract owners’ equity at beginning of period	10,215,419	8,674,409	1,263,227	685,481	77,600	77,274	1,143,882	1,489,616

Contract owners’ equity at end of period	$-	10,215,419	2,429,846	1,263,227	347,062	77,600	1,239,126	1,143,882

CHANGE IN UNITS:
Beginning units	711,898	656,729	90,035	51,816	6,990	7,255	17,564	29,567
Units purchased	95,298	116,116	61,078	47,958	21,267	7,840	321	465
Units surrendered	(807,196)	(60,947)	(15,408)	(9,739)	(1,138)	(8,105)	(1,022)	(12,468)

Ending units	-	711,898	135,705	90,035	27,119	6,990	16,863	17,564

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	TRHSP		VWHA		VRVDRI		WFVSCG
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	-	14,646	21,858	6,134	1,402	-	-
Realized gain (loss) on investments	945,610	228,487	74,440	(57,796)	19,942	(11,250)	206,597	150,417
Change in unrealized gain (loss) on investments	1,142,326	5,553,738	419,577	554,352	97,627	16,746	(285,137)	656,730
Reinvested capital gains	2,715,776	1,980,169	-	-	10,768	1,703	243,312	109,857

Net increase (decrease) in contract owners’ equity resulting from operations	4,803,712	7,762,394	508,663	518,414	134,471	8,601	164,772	917,004

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	7,061,113	5,089,527	677,859	364,257	219,442	43,167	57,181	62,046
Transfers between funds	(736,920)	1,893,991	(17,354)	60,779	337,280	19,300	20,441	48,018
Surrenders (notes 2, 3, 4, 5 and 6)	(3,178,596)	(2,355,158)	(145,523)	(535,575)	(28,828)	(10,957)	(309,377)	(889,917)
Adjustments to maintain reserves	4,844	(5,025)	64	8	11	46	64	(54)

Net equity transactions	3,150,441	4,623,335	515,046	(110,531)	527,905	51,556	(231,691)	(779,907)

Net change in contract owners’ equity	7,954,153	12,385,729	1,023,709	407,883	662,376	60,157	(66,919)	137,097
Contract owners’ equity at beginning of period	36,324,907	23,939,178	2,643,366	2,235,483	117,426	57,269	2,322,861	2,185,764

Contract owners’ equity at end of period	$44,279,060	36,324,907	3,667,075	2,643,366	779,802	117,426	2,255,942	2,322,861

CHANGE IN UNITS:
Beginning units	764,571	652,808	334,958	337,411	10,914	5,252	34,815	51,690
Units purchased	150,741	178,281	136,833	115,791	43,891	7,383	3,384	2,881
Units surrendered	(91,292)	(66,518)	(81,037)	(118,244)	(5,457)	(1,721)	(6,787)	(19,756)

Ending units	824,020	764,571	390,754	334,958	49,348	10,914	31,412	34,815

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	IVKMG1		GVDIVI		NVMLV1		NVLCAP
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	-	-	254,841	-	18,712	-	689
Realized gain (loss) on investments	-	(95,806)	-	(1,418,965)	-	(1,033,067)	-	(4,944)
Change in unrealized gain (loss) on investments	-	9,503	-	730,699	-	317,541	-	(5,123)
Reinvested capital gains	-	71,899	-	-	-	499,241	-	2,513

Net increase (decrease) in contract owners’ equity resulting from operations	-	(14,404)	-	(433,425)	-	(197,573)	-	(6,865)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	3,090	-	236,974	-	151,311	-	16,191
Transfers between funds	-	(228,029)	-	(2,745,279)	-	(1,416,393)	-	(175,751)
Surrenders (notes 2, 3, 4, 5 and 6)	-	(14,421)	-	(162,020)	-	(167,960)	-	(19,868)
Adjustments to maintain reserves	-	(34)	-	(239)	-	(127)	-	3

Net equity transactions	-	(239,394)	-	(2,670,564)	-	(1,433,169)	-	(179,425)

Net change in contract owners’ equity	-	(253,798)	-	(3,103,989)	-	(1,630,742)	-	(186,290)
Contract owners’ equity at beginning of period	-	253,798	-	3,103,989	-	1,630,742	-	186,290

Contract owners’ equity at end of period	$-	-	-	-	-	-	-	-

CHANGE IN UNITS:
Beginning units	-	11,012	-	287,623	-	74,841	-	11,448
Units purchased	-	140	-	29,754	-	9,087	-	2,701
Units surrendered	-	(11,152)	-	(317,377)	-	(83,928)	-	(14,149)

Ending units	-	-	-	-	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVLMP
	2021	2020
Investment activity*:
Net investment income (loss)	$-	6,887
Realized gain (loss) on investments	-	(12,286)
Change in unrealized gain (loss) on investments	-	(62,138)
Reinvested capital gains	-	74,788

Net increase (decrease) in contract owners’ equity resulting from operations	-	7,251

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	392,203
Transfers between funds	-	(1,292,415)
Surrenders (notes 2, 3, 4, 5 and 6)	-	(710,379)
Adjustments to maintain reserves	-	1

Net equity transactions	-	(1,610,590)

Net change in contract owners’ equity	-	(1,603,339)
Contract owners’ equity at beginning of period	-	1,603,339

Contract owners’ equity at end of period	$-	-

CHANGE IN UNITS:
Beginning units	-	105,248
Units purchased	-	28,537
Units surrendered	-	(133,785)

Ending units	-	-

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VL Separate Account-G (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on December 10, 2003. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers nine individual flexible premium variable life insurance policies through the Separate Account: Nationwide® Options Select, Nationwide MarathonSM VUL, Nationwide YourLife® Protection VUL, Nationwide YourLife® Accumulation VUL, Nationwide MarathonSM Performance VUL, Nationwide Protector IVUL, Nationwide Accumulator IVUL, Nationwide Marathon VUL Ultra, and Nationwide Advisory VUL. The Company offers a last survivor flexible premium adjustable variable life insurance policy- Nationwide YourLife® Survivorship VUL.

(b) The Policies

The Separate Account offers variable investment options through life insurance policies intended to provide benefits to the policyholder and/or the beneficiary named by the policyholder. Policy features are described in the applicable prospectus.

With certain exceptions, policyholders may invest in any of the following:

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - New World Fund: Class 2 (AMVNW2)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class I (BRVGA1)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)*

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

DELAWARE FUNDS BY MACQUARIE

Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)

DIMENSIONAL FUND ADVISORS INC.

DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio (DFVGB)

DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)

DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class (DFVIPS)

DFA Investment Dimensions Group Inc. - VA International Small Portfolio (DFVIS)

DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)

DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio (DFVSTF)

DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio (DFVULV)

DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio (DFVUTV)

DWS INVESTMENT MANAGEMENT AMERICAS, INC.

Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A (DSGIBA)

Deutsche DWS Variable Series I - DWS Capital Growth VIP: Class A (DSVCGA)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products - Emerging Markets Portfolio - Service Class (FEMS)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class (FRESS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 1 (FTVFA1)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 1 (FTVIS1)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

GUGGENHEIM INVESTMENTS

Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares (AVMCCI)

Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)*

Invesco - Invesco V.I. Global Fund: Series I (OVGS)

Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)

Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)

Ivy Variable Insurance Portfolios - Delaware Ivy Corporate Bond: Class II (WRBDP)

Ivy Variable Insurance Portfolios - Delaware Ivy Balanced: Class II (WRBP)

Ivy Variable Insurance Portfolios - Delaware Ivy Core Equity: Class II (WRCEP)

Ivy Variable Insurance Portfolios - Delaware Ivy Global Equity Income: Class II (WRDIV)

Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II (WRENG)

Ivy Variable Insurance Portfolios - Delaware Ivy Global Bond: Class II (WRGBP)

Ivy Variable Insurance Portfolios - Delaware Ivy Natural Resources: Class II (WRGNR)

Ivy Variable Insurance Portfolios - Delaware Ivy Growth: Class II (WRGP)

Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II (WRHIP)

Ivy Variable Insurance Portfolios - Delaware Ivy International Core Equity: Class II (WRI2P)

Ivy Variable Insurance Portfolios - Delaware Ivy Global Growth: Class II (WRIP)

Ivy Variable Insurance Portfolios - Delaware Ivy Limited-Term Bond: Class II (WRLTBP)

Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG)

Ivy Variable Insurance Portfolios - Delaware Ivy Government Money Market: Class II (WRMMP)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Aggressive: Class II (WRPAP)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Conservative: Class II (WRPCP)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Aggressive: Class II (WRPMAP)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Aggressive - Managed Volatility: Class II (WRPMAV)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Conservative: Class II (WRPMCP)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Conservative - Managed Volatility: Class II (WRPMCV)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderate - Managed Volatility: Class II (WRPMMV)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderate: Class II (WRPMP)

Ivy Variable Insurance Portfolios - Delaware Ivy Securian Real Estate Securities: Class II (WRRESP)

Ivy Variable Insurance Portfolios - Delaware Ivy Small Cap Growth: Class II (WRSCP)

Ivy Variable Insurance Portfolios - Delaware Ivy Small Cap Core: Class II (WRSCV)

Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II (WRSTP)

Ivy Variable Insurance Portfolios - Delaware Ivy Value: Class II (WRVP)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

M FUNDS

M Fund, Inc. - M International Equity Fund (MFBIE)

M Fund, Inc. - M Large Cap Value Fund (MFBOV)

M Fund, Inc. - M Capital Appreciation Fund (MFFCA)

M Fund, Inc. - M Large Cap Growth Fund (MFTCG)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Initial Class (MNDIC)

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)

MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Initial Class (MVIVIC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MFS(R) Variable Insurance Trust - MFS Utilities Series: Initial Class (MVUIC)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I (IDPG)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I (IDPGI)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I (NCPG)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I (NCPGI)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class Y (NJMMAY)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class P (NVDBLP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class P (NVDMAP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class P (NVDMCP)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class P (NVIDAP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class P (NVIDCP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class II (NVNSR2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class I (NVSTB1)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V (SAM5)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)

NORTHERN LIGHTS

Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)

Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)

Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)*

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IA (PVEIIA)

Putnam Variable Trust - Putnam VT International Value Fund: Class IA (PVIVIA)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio (TRHSP)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - Global Resources Fund: Initial Class (VWHA)

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)

WELLS FARGO FUNDS

Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

*	At December 31, 2021, policyholders were not invested in this fund.

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by policyholders and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only policyholders’ purchase payments pertaining to the variable portions of their policies and exclude any purchase payments allocated to the indexed interest options, if applicable, or fixed account(s), which are included in the general account of the Company.

A policyholder may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a policyholder due to a policy cancellation during the free look period, and/or if a gain is realized by the policyholder during the free look period.

The Company allocates purchase payments to subaccounts any indexed interest options, and/or the fixed account as instructed by the policyholder. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the policy.

Unless listed below, the financial statements presented are as of December 31, 2021 and for each of the years in the two-year period ended December 31, 2021. For the subaccounts listed below with inception dates in 2021, the financial statements are as of December 31, 2021 and for the period from the inception date to December 31, 2021. For the subaccounts listed below with liquidation dates in 2021, the financial statements are for the period from January 1, 2021 to the liquidation date. For the subaccounts listed below with inception dates in 2020, the prior year financial statements reflect the period from inception date to December 31, 2020. For the subaccounts listed below with liquidation dates in 2020, the prior year financial statements reflect the period from January 1, 2020 to the liquidation date:

	Inception Date	Liquidation Date
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)	10/16/2020
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)	9/11/2020
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)	5/8/2020
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class Y (NJMMAY)	5/6/2020
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)	4/30/2020
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Conservative - Managed Volatility: Class II (WRPMCV)	3/23/2020

For the two-year period ending December 31, 2021, the following underlying mutual fund mergers occurred. Underlying mutual funds that were acquired during the period ending December 31, 2021 are no longer available as of December 31, 2021. Underlying mutual funds that were acquired during the period ending December 31, 2020 are no longer available as of December 31, 2020.

Acquired Underlying Mutual Fund	Acquiring Underlying Mutual Fund	Effective Date
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II (NVLCA2)	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)	10/23/2020
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class P (NVLCAP)	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)	10/23/2020
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class P (NVLMP)	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)	10/23/2020
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I (GVDIVI)	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)	10/16/2020
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)	9/11/2020
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares (IVKMG1)	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)	4/30/2020

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

For the one-year period ended December 31, 2021, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
DFVGMI	DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class	DFA Investment Dimensions Group Inc. - DFA VA Global Moderate Allocation Portfolio: Institutional Class	5/1/2021
GVGMNS	Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares	Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares	12/31/2021
AVMCCI	Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares	Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares	5/1/2021
OVAG	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I	5/1/2021
OVGI	Invesco - Invesco V.I. Main Street Fund: Series I	Invesco Oppenheimer V.I. Main Street Fund: Series I	5/1/2021
OVGS	Invesco - Invesco V.I. Global Fund: Series I	Invesco Oppenheimer V.I. Global Fund: Series I	5/1/2021
OVSB	Invesco - Invesco V.I. Global Strategic Income Fund: Series I	Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I	5/1/2021
OVSC	Invesco - Invesco V.I. Main Street Small Cap Fund: Series I	Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I	5/1/2021
WRASP	Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II	Ivy Variable Insurance Portfolios - Asset Strategy: Class II	7/1/2021
WRBDP	Ivy Variable Insurance Portfolios - Delaware Ivy Corporate Bond: Class II	Ivy Variable Insurance Portfolios - Corporate Bond: Class II	7/1/2021
WRBP	Ivy Variable Insurance Portfolios - Delaware Ivy Balanced: Class II	Ivy Variable Insurance Portfolios - Balanced: Class II	7/1/2021
WRCEP	Ivy Variable Insurance Portfolios - Delaware Ivy Core Equity: Class II	Ivy Variable Insurance Portfolios - Core Equity: Class II	7/1/2021
WRDIV	Ivy Variable Insurance Portfolios - Delaware Ivy Global Equity Income: Class II	Ivy Variable Insurance Portfolios - Global Equity Income: Class II	7/1/2021
WRENG	Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II	Ivy Variable Insurance Portfolios - Energy: Class II	7/1/2021
WRGBP	Ivy Variable Insurance Portfolios - Delaware Ivy Global Bond: Class II	Ivy Variable Insurance Portfolios - Global Bond: Class II	7/1/2021
WRGNR	Ivy Variable Insurance Portfolios - Delaware Ivy Natural Resources: Class II	Ivy Variable Insurance Portfolios - Natural Resources: Class II	7/1/2021
WRGP	Ivy Variable Insurance Portfolios - Delaware Ivy Growth: Class II	Ivy Variable Insurance Portfolios - Growth: Class II	7/1/2021
WRHIP	Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II	Ivy Variable Insurance Portfolios - High Income: Class II	7/1/2021
WRI2P	Ivy Variable Insurance Portfolios - Delaware Ivy International Core Equity: Class II	Ivy Variable Insurance Portfolios - International Core Equity: Class II	7/1/2021
WRIP	Ivy Variable Insurance Portfolios - Delaware Ivy Global Growth: Class II	Ivy Variable Insurance Portfolios - Global Growth: Class II	7/1/2021
WRLTBP	Ivy Variable Insurance Portfolios - Delaware Ivy Limited-Term Bond: Class II	Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II	7/1/2021
WRMCG	Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II	Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II	7/1/2021
WRMMP	Ivy Variable Insurance Portfolios - Delaware Ivy Government Money Market: Class II	Ivy Variable Insurance Portfolios - Government Money Market: Class II	7/1/2021
WRPAP	Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Aggressive: Class II	Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II	7/1/2021
WRPCP	Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Conservative: Class II	Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II	7/1/2021
WRPMAP	Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Aggressive: Class II	Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II	7/1/2021
WRPMAV	Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Aggressive - Managed Volatility: Class II	Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II	7/1/2021
WRPMCP	Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Conservative: Class II	Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II	7/1/2021

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

WRPMCV	Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Conservative - Managed Volatility: Class II	Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II	7/1/2021
WRPMMV	Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderate - Managed Volatility: Class II	Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II	7/1/2021
WRPMP	Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderate: Class II	Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II	7/1/2021
WRRESP	Ivy Variable Insurance Portfolios - Delaware Ivy Securian Real Estate Securities: Class II	Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II	7/1/2021
WRSCP	Ivy Variable Insurance Portfolios - Delaware Ivy Small Cap Growth: Class II	Ivy Variable Insurance Portfolios - Small Cap Growth: Class II	7/1/2021
WRSCV	Ivy Variable Insurance Portfolios - Delaware Ivy Small Cap Core: Class II	Ivy Variable Insurance Portfolios - Small Cap Core: Class II	7/1/2021
WRSTP	Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II	Ivy Variable Insurance Portfolios - Science and Technology: Class II	7/1/2021
WRVP	Ivy Variable Insurance Portfolios - Delaware Ivy Value: Class II	Ivy Variable Insurance Portfolios - Value: Class II	7/1/2021
DTRTFB	Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II	Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II	5/1/2021
EIF	Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I	Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I	5/1/2021
GVAAA2	Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II	5/1/2021
GVABD2	Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II	Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II	5/1/2021
GVAGG2	Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II	Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II	5/1/2021
GVAGI2	Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II	Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II	5/1/2021
GVAGR2	Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II	Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II	5/1/2021
HIBF	Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I	5/1/2021
MSBF	Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I	Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I	5/1/2021
NVAMV1	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I	8/31/2021
NVAMVX	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X	8/31/2021
NVLCP1	Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I	9/7/2021
NVMMG1	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I	12/6/2021
NVNMO1	Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I	5/1/2021
NVNSR2	Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class II	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II	8/31/2021
NVOLG1	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I	8/31/2021
PVEIIA	Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IA	Putnam Variable Trust - Putnam VT Equity Income Fund: Class IA	5/1/2021
VWHA	VanEck VIP Trust - Global Resources Fund: Initial Class	VanEck VIP Trust - Global Hard Assets Fund: Initial Class	5/1/2021
WFVSCG	Allspring Variable Trust - VT Small Cap Growth Fund: Class 2	Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2	10/11/2021

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2021 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the policyholder upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) COVID-19

Equity and financial markets have experienced significant volatility and interest rates have experienced significant declines primarily driven by the COVID-19 pandemic. These conditions have and may continue to impact the Company’s operations and financial condition. The extent to which the COVID-19 pandemic may impact the Company’s operations and financial condition will depend on future developments which are evolving and uncertain.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Policy Charges

The Separate Account assesses charges associated with the policy. These charges are either assessed as a direct deduction from premium payments or through a surrender of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the policy and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each product are described in detail in the applicable prospectus.

Policy Charges
Mortality and Expense Risk Charge/Percent of Subaccount Value Charge - assessed through a surrender of units	Equal, on an annual basis, to 0.00% - 1.00% of the daily value of the assets invested in each fund
Low Cost Sub-Account Fee – assessed through a surrender of units	Equal, on an annual basis, to 0.00% - 1.00% of the daily value of the assets invested in certain funds that assess a Low Cost Sub-Account Fee. The Low Cost Sub-Account Fee that is assessed may vary by fund.
Sales Charge/Percent of Premium Charge - assessed through a deduction from premium payments	0.50% - 10.00% of each premium payment
Premium Tax Charge - assessed through a deduction from premium payments	3.50% of each premium payment
Short-Term Trading Fee - assessed through a surrender of units	1% of the dollar amount transferred out of a subaccount within 60 days of being applied to that subaccount
Indexed Interest Strategy Charge	Up to 1.00% of the cash value applied to create an index segment
Capped Indexed Interest Strategy Charge	Up to 2.00% of the cash value applied to create an index segment
Cost of Insurance Charges (including any flat extra charge) - assessed through a surrender of units	$0.00 - $83.34 per $1,000 of a policy’s net amount at risk
Specified Amount/Underwriting and Distribution Charge- assessed through a surrender of units	$0.00 - $7.572 per $1,000 of specified amount
Administrative Charge - assessed through a surrender of units	$5 - $25 per policy, per month
Surrender Charge - assessed through a surrender of units	$0.00 - $55.95 per $1,000 of a policy’s specified amount
Policy Loan Interest Charge - assessed through a surrender of units	3.00% - 4.50% of an outstanding policy loan
Declared Rate Policy Loan Interest Charge – assessed through a surrender of units	0.50% - 3.90% of an outstanding declared rate policy loan
Investment Advisory Policy Loan Interest Charge – assessed through a surrender of units	0.50% - 3.25% of an outstanding investment advisory policy loan
Service/Illustration/Partial Surrender Fees - assessed through a surrender of units	Up to $25.00 per request
Rider Charges - assessed through a surrender of units monthly, unless otherwise specified.
Adjusted Sales Load Life Insurance Rider Charge	$0.14 for each $1,000 of premium for each 1% of sales load reduction elected
Children’s Term Insurance Rider Charge	$0.43 per $1,000 of the rider’s specified amount
Long-Term Care Rider Charge	$0.00 - $28.65 per $1,000 of the rider’s net amount risk
Spouse Life Insurance Rider Charge	$0.10 - $10.23 per $1,000 of the rider’s specified amount

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

Long-Term Care Rider II Charge	$0.00 -$4.17 per $1,000 of the rider’s specified amount
Accidental Death Benefit Rider Charge	$0.05 - $0.75 per $1,000 of the rider’s specified amount
Waiver of Monthly Deductions Rider Charge	$85 - $855 per $1,000 of the rider’s benefit amount
Premium Waiver Rider Charge	$42 - $315 per $1,000 of the rider’s benefit amount
Additional Term Insurance/Additional Protection Rider Charge
Cost of Insurance	$0.01 - $83.34 per $1,000 of the rider’s death benefit
Specified Amount	$0.07 - $3.14 per $1,000 of the rider’s specified amount
Overloan Lapse Protection/Policy Guard Rider Charge	$1.50 - $47.50 per $1,000 of the policy’s cash value at the time the rider is invoked
Overloan Loan Lapse Protection Rider II	$1.50- $185 per $1,000 of the policy’s cash value at the time the rider is invoked
Accelerated Death Benefit Rider Charge	$280 - $450 at the time the rider is invoked
Accelerated Death Benefit for Chronic Illness Rider	$250 at the time the rider is invoked
Accelerated Death Benefit for Critical Illness Rider	$250 at the time the rider is invoked
Extended Death Benefit Guarantee Rider Charge	$0.01 - $0.16 of elected policy specified amount coverage
Extended No-Lapse Guarantee Rider Charge	5% - 400% of the sum of the guaranteed maximum cost of insurance charges for the policy, and Additional Term Insurance Rider if elected, and guaranteed maximum charges for all other elected riders
Four Year Term Insurance Rider Charge	$0.01 - $83.34 per $1,000 of a rider death benefit
Policy Split Option Rider Charge	$0.01 - $0.03 of policy and Additional Term Insurance Rider specified amount
Wealth Guard Rider Charge	$0.58 - $1.25 per $1,000 of cash value
Surrender Value Enhancement Rider	$0.02 - $0.56 per $1,000 of the Base Policy Specified Amount

For the years ended December 31, 2021 and 2020, total front-end sales charge deductions were $12,945,959 and $10,209,865, respectively and were recognized as part of purchase payments on the Statements of Changes in Contract Owners’ Equity.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk. Asset charges are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

For Nationwide YourLife® Accumulation VUL policies, the current charge is 0% of variable policy value on an annualized basis, with a guaranteed maximum charge of 0.30% of the variable policy value on an annualized basis.

The amount of the charge for other policies may vary based on the policy year and the amount of the policy value. The tables below show by product the amount of the charge on an annualized basis, current charges, and charge variation based on policy year and policy value.

Nationwide® Options Select policies

Policy Years	Charge for First $25,000 in Variable Policy Value (Annualized)	Charge for Next $225,000 in Variable Policy Value (Annualized)	Charge for Variable Policy Value in Excess Of $250,000 (Annualized)
1 through 10	0.60%	0.30%	0.10%
11 through 20	0.30%	0.20%	0.05%
21 and later	0.00%	0.00%	0.00%

Note: the guaranteed maximum for all policies is 0.60% on an annualized basis.

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

Nationwide MarathonSM VUL policies

Policy Years	Charge for First $25,000 in Variable Policy Value (Annualized)	Charge for Next $225,000 in Variable Policy Value (Annualized)	Charge for Variable Policy Value in Excess Of $250,000 (Annualized)
1 through 10	0.60%	0.30%	0.10%
11 through 20	0.30%	0.10%	0.00%
21 and later	0.00%	0.00%	0.00%

Note: the guaranteed maximum for all policies is 0.60% on an annualized basis.

Nationwide®YourLifeSM Protection VUL policies

Policy Years	Charge for First $250,000 in Variable Policy Value (Annualized)	Charge for Variable Policy Value in Excess Of $250,000 (Annualized)
1 through 15	0.80%	0.30%
16 or later	0.30%	0.20%

Note: the guaranteed maximum for all policies is 0.80% on an annualized basis.

Nationwide MarathonSM Performance VUL policies

For policies that do not elect the accumulation rider, the charge will be deducted in accordance with the table below.

Policy Years	Charge for First $250,000 in Variable Policy Value (Annualized)	Charge for Variable Policy Value in Excess Of $250,000 (Annualized)
1 through 15	0.80%	0.30%
16 or later	0.30%	0.20%

Note: the guaranteed maximum for all policies not electing that accumulation rider is 0.80% on an annualized basis. If you do elect the accumulations rider, the maximum guaranteed charge is equal to an annualized rate of 0.30% of variable policy value for all policy years and the current charge is 0.00%.

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

Nationwide YourLife® Survivorship VUL policies

Policy Years	Charge for First $250,000 in Variable Policy Value (Annualized)	Charge for Variable Policy Value in Excess Of $250,000 (Annualized)
1 through 15	0.80%	0.50%
16 through 20	0.50%	0.50%
21 or later	0.00%	0.00%

Note: the guaranteed maximum for all policies is 0.80% on an annualized basis of all variable account cash value for policy years 1-15, 0.50% on an annualized basis for all variable cash value for policy years 16-20 and 0.30% for policy year 21 and later.

The charges above are assessed against each policy by liquidating units.

(4) Death Benefits

Death benefit proceeds result in a surrender of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account. Death benefits are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(5) Policy Loans (Net of Repayments)

Policy provisions allow policyholders to borrow 90% of a policy’s non-loaned cash value. Interest is charged on the outstanding loan and is due and payable on each policy anniversary, or when the loan is repaid or a new loan is effective. At the time the loan is granted, the amount of the loan is transferred from the Separate Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan was made. Interest credited is paid by the Company’s general account to the Separate Account. Loan repayments result in a transfer of collateral including interest credited back to the Separate Account. The interest rate charged on the policy loan is the stated rate of interest in effect at the time the loan is made, subject to a guaranteed maximum rate. Policy loans (net of repayments) are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Policyholders may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the policyholder executing fund exchanges. Fund exchanges from the Separate Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Separate Account are included in purchase payments received from policyholders, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the policyholder, also result in transfers between the Separate Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements. For the years ended December 31, 2021 and 2020, total transfers to the Separate Account from the fixed account were $34,205,981 and $33,976,282, respectively, and total transfers from the Separate Account to the fixed account were $22,429,691 and $22,289,448, respectively.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quotes prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quotes prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate, Secures Overnight Financing Rate, prime rates, cash flows, maturity dates, callability, estimated prepayments and/or underlying collateral values.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2021:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$1,664,657,669	$-	$-	$1,664,657,669

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2021 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ALVDAA	$33,907	$33,856
ALVIVB	13,657	79,030
ALVSVA	291,474	584,038
ACVIP1	2,589,925	1,526,482
ACVIP2	21,757	16,708
ACVMV1	174,440	542,189
AMVNW2	754,417	71,897
BRVGA1	3,223,605	771,632
BRVHYI	2,430,939	1,026,901
MLVGA2	330,537	139,023
DCAP	372,888	3,128,688
DSIF	1,863,034	1,647,505
DVSCS	288,644	1,119,377
DWVSVS	121,571	824,051
DFVGB	5,286,319	2,003,742
DFVGMI	1,386,879	156,927
DFVIPS	1,996,136	330,021
DFVIS	5,811,575	2,400,674
DFVIV	4,832,824	1,737,308
DFVSTF	4,743,606	2,288,178
DFVULV	4,534,471	3,154,921
DFVUTV	6,525,876	5,553,073
DSGIBA	2,045,273	259,392
DSVCGA	1,539,615	151,216
FQB	63,236	107,205
FCS	5,621,022	798,225
FEIS	2,892,643	379,641
FEMS	4,097,562	298,241
FF10S	139,469	112,982
FF20S	1,073,869	165,421
FF30S	1,069,798	294,583
FGS	25,528,204	5,871,360
FIGBS	1,813,395	728,542
FMCS	2,809,076	1,432,239
FNRS2	1,260,733	2,557,000
FOS	1,692,829	1,901,483
FRESS	1,480,472	232,607
FVSS	1,723	1,375
FTVDM2	97,712	39,210
FTVFA1	51,611	40,822
FTVFA2	36,637	26,997
FTVGB1	726,821	1,225,385

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

FTVGI2	122,031	188,430
FTVIS1	875,664	370,277
FTVIS2	35,680	22,764
FTVRDI	2,664	52,941
FTVSVI	590,731	744,798
TIF2	38,797	137,902
GVGMNS	22,210	3,884
GVMSAS	415,689	43,463
RVARS	282,597	108,908
ACEG	121,868	5,505
AVMCCI	77,502	95,735
IVBRA1	2,306,493	580,351
OVAG	431,248	91,714
OVGI	674,640	5,895,339
OVGS	1,503,950	569,824
OVIG	2,084,610	1,175,891
OVSB	32,134	153,841
OVSC	2,125,334	1,431,512
WRASP	1,788,110	732,391
WRBDP	174,221	32,023
WRBP	102,501	26,812
WRCEP	113,283	146,765
WRDIV	71,811	62,207
WRENG	21,378	52,616
WRGBP	18,631	1,025
WRGNR	45,346	36,968
WRGP	246,559	90,268
WRHIP	604,179	203,772
WRI2P	43,227	48,738
WRIP	98,751	94,184
WRLTBP	42,964	4,813
WRMCG	3,776,860	616,372
WRMMP	50,032	22,380
WRPAP	206,381	30,723
WRPCP	61,099	18,123
WRPMAP	1,044,661	605,488
WRPMAV	52,617	26,788
WRPMCP	125,537	24,570
WRPMCV	29	28
WRPMMV	22,513	11,051
WRPMP	681,900	181,390
WRRESP	20,294	18,521
WRSCP	258,011	138,348
WRSCV	28,313	69,477
WRSTP	968,590	227,361
WRVP	26,798	41,558
JACAS	988,447	918,657
JAEI	1,240,898	875,277
JAGTS	11,346,860	1,383,995
JAIGS	225,584	481,595
JAMGS	2,696,294	164,781
LOVTRC	2,432,305	923,824
MFBIE	509,822	468,029
MFBOV	566,741	1,205,937
MFFCA	1,383,237	857,602
MFTCG	1,637,872	500,882
MNDIC	2,156,721	1,049,977
MV2IGI	2,467	598
MV3MVI	850,597	46,909
MVFIC	3,062,275	1,321,586

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

MVIGIC	2,123,998	261,752
MVIVIC	986,518	879,875
MVIVSC	2,023	3,347
MVUIC	260,534	26,588
MSVFI	19,965	16,151
DTRTFB	272,172	463,533
EIF	395,899	518,126
GBF	1,082,028	948,414
GEM	2,475,696	1,865,419
GIG	165,001	199,708
GVAAA2	10,651,797	2,314,934
GVABD2	421,699	104,966
GVAGG2	859,899	903,851
GVAGI2	780,706	182,717
GVAGR2	1,706,056	1,424,107
GVDMA	266,776	1,321,881
GVDMC	18,268	60,347
GVEX1	41,712,030	7,601,013
GVIDA	79,758	320,421
GVIDC	6,157	19,908
GVIDM	138,091	874,274
GVIX2	931,443	337,887
HIBF	962,700	328,416
IDPG	712,971	126,569
IDPGI	304,696	122,541
MCIF	6,262,038	5,083,544
MSBF	388,034	263,439
NCPG	2,537,186	1,263,281
NCPGI	695,269	147,314
NJMMAY	121,310	3,383
NVAMV1	57,314	1,286,430
NVAMVX	1,051,962	213,294
NVBX	2,720,427	151,373
NVCBD1	758,531	376,756
NVCCA1	2,955,172	793,523
NVCCN1	505,748	345,719
NVCMA1	5,909,863	2,881,726
NVCMC1	635,901	777,790
NVCMD1	1,557,279	1,031,024
NVCRA1	4,907,962	2,079,984
NVCRB1	1,457,379	466,449
NVDBL2	25,001	134,963
NVDBLP	1,187,900	1,143,155
NVDCA2	1,451	69,058
NVDCAP	1,293,320	358,889
NVDMAP	8,714,498	4,606,629
NVDMCP	415,828	418,425
NVFIII	405,229	172,845
NVGEII	284,980	21,821
NVIDAP	4,741,920	1,971,631
NVIDCP	1,129,632	1,263,769
NVIDMP	3,085,116	1,725,078
NVIE6	2,379	9,126
NVIX	3,123,762	1,240,735
NVLCP1	13,633,369	705,159
NVMIG1	1,756,036	656,716
NVMIVX	384,543	262,998
NVMLG1	1,326,525	755,062
NVMMG1	6,556,891	5,002,206
NVMMV1	1,131,417	618,061

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

NVMMV2	23,719	39,693
NVNMO1	540,958	77,494
NVNSR2	517,940	315,222
NVOLG1	10,541,673	2,189,605
NVRE1	1,064,684	3,328,359
NVSIX2	7,417,590	5,675,697
NVSTB1	2,186,518	892,169
NVSTB2	3,040	8,491
NVTIV3	15,037	105,140
SAM	198,390	355,670
SAM5	33,941,603	41,220,577
SCF	1,290,136	354,542
SCGF	7,968,303	6,908,387
SCVF	785,639	407,787
TRF	696,705	730,766
AMMCGS	22,149	1,364
AMSRS	9,683	14,941
AMTB	53,435	18,916
NOTB3	237,345	156,553
NOTG3	341,466	447,766
NOTMG3	339,346	185,139
PMVAAA	560,664	86,552
PMVFBA	314,399	211,916
PMVLDA	1,267,188	469,092
PMVRSA	741,584	1,023,774
PMVTRA	1,549,278	11,043,900
PVEIIA	983,766	140,461
PVIVIA	274,896	17,907
TRHS2	97,539	68,585
TRHSP	7,841,145	1,979,772
VWHA	1,138,797	609,170
VRVDRI	612,582	67,786
WFVSCG	520,460	508,905

	$386,364,449	$210,387,833

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(8) Financial Highlights

The Company offers several variable life products through the Separate Account that have unique combinations of features and fees that are assessed to the policyholder. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life insurance policies as of December 31, 2021, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2021. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)
2021	0.00%	6,143	$17.47	$107,345	2.01%	9.67%
2020	0.00%	6,303	15.93	100,427	1.51%	5.02%
2019	0.00%	11,756	15.17	178,351	2.10%	15.51%
2018	0.00%	10,935	13.13	143,616	1.85%	-7.07%
2017	0.00%	10,410	14.13	147,118	2.08%	14.67%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
2021	0.00%	25,401	10.22	259,700	1.62%	10.85%
2020	0.00%	32,378	9.22	298,621	1.56%	2.21%
2019	0.00%	31,716	9.02	286,188	1.04%	16.79%
2018	0.00%	3,861	7.73	29,831	0.88%	-22.74%	****
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
2021	0.00%	146,705	35.72	5,240,302	0.78%	35.95%
2020	0.00%	157,186	26.27	4,130,044	1.05%	3.37%
2019	0.00%	189,281	25.42	4,811,232	0.59%	20.10%
2018	0.00%	194,249	21.17	4,111,291	0.48%	-15.03%
2017	0.00%	204,069	24.91	5,083,044	0.47%	13.15%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)
2021	0.00%	927,477	13.15	12,198,047	3.39%	6.61%
2020	0.00%	872,794	12.34	10,766,722	1.59%	9.81%
2019	0.00%	938,205	11.23	10,530,219	2.57%	9.16%
2018	0.00%	934,718	10.29	9,619,973	3.08%	-2.57%
2017	0.00%	960,321	10.56	10,144,346	3.00%	3.92%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
2021	0.00%	24,595	19.00	467,390	3.14%	6.27%
2020	0.00%	25,104	17.88	448,923	1.37%	9.55%
2019	0.00%	25,637	16.32	418,473	2.31%	8.90%
2018	0.00%	27,481	14.99	411,904	2.84%	-2.82%
2017	0.00%	28,784	15.42	443,947	2.61%	3.67%
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
2021	0.00%	80,200	51.83	4,156,748	1.14%	23.20%
2020	0.00%	88,790	42.07	3,735,267	1.81%	1.21%
2019	0.00%	98,875	41.57	4,109,761	2.07%	29.15%
2018	0.00%	116,636	32.18	3,753,784	1.42%	-12.84%
2017	0.00%	122,029	36.92	4,505,663	1.54%	11.69%
American Funds Insurance Series(R) - New World Fund: Class 2 (AMVNW2)
2021	0.00%	127,914	15.80	2,021,382	0.94%	4.92%
2020	0.00%	89,545	15.06	1,348,673	0.07%	23.58%
2019	0.00%	73,168	12.19	891,729	1.22%	29.14%
2018	0.00%	35,816	9.44	337,998	1.49%	-14.04%
2017	0.00%	6,381	10.98	70,051	0.21%	9.78%	****
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class I (BRVGA1)
2021	0.00%	774,880	20.06	15,546,250	0.92%	6.67%
2020	0.00%	765,348	18.81	14,394,320	1.28%	21.01%
2019	0.00%	855,232	15.54	13,292,531	1.33%	17.99%
2018	0.00%	835,764	13.17	11,009,251	0.95%	-7.34%
2017	0.00%	851,843	14.22	12,109,483	1.35%	13.86%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)
2021	0.00%	299,196	13.11	3,923,728	4.35%	5.34%
2020	0.00%	201,810	12.45	2,512,430	4.76%	7.27%
2019	0.00%	90,475	11.61	1,050,076	5.38%	15.29%
2018	0.00%	45,921	10.07	462,286	5.41%	-2.66%
2017	0.00%	13,876	10.34	143,500	2.62%	3.42%	****
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)
2021	0.00%	62,887	27.29	1,716,048	0.77%	6.55%
2020	0.00%	65,109	25.61	1,667,468	1.11%	20.80%
2019	0.00%	78,748	21.20	1,669,449	1.10%	17.83%
2018	0.00%	88,932	17.99	1,600,031	0.79%	-7.52%
2017	0.00%	95,952	19.45	1,866,686	1.12%	13.74%
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
2020	0.00%	55,964	43.13	2,413,926	0.78%	23.69%
2019	0.00%	62,253	34.87	2,170,920	1.17%	36.10%
2018	0.00%	62,752	25.62	1,607,919	1.26%	-6.85%
2017	0.00%	58,134	27.51	1,599,159	1.36%	27.33%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2021	0.00%	451,317	54.01	24,376,852	1.14%	28.41%
2020	0.00%	473,165	42.06	19,902,389	1.58%	18.01%
2019	0.00%	514,215	35.64	18,315,167	1.72%	31.18%
2018	0.00%	546,950	27.17	14,861,105	1.66%	-4.63%
2017	0.00%	572,239	28.49	16,303,880	1.73%	21.54%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2021	0.00%	123,569	50.46	6,235,250	0.69%	26.14%
2020	0.00%	143,928	40.00	5,757,402	1.09%	10.64%
2019	0.00%	157,959	36.16	5,703,226	0.94%	22.21%
2018	0.00%	177,285	29.58	5,244,913	0.82%	-8.97%
2017	0.00%	202,647	32.50	6,586,344	0.65%	12.40%
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
2021	0.00%	104,562	24.84	2,597,399	0.64%	34.01%
2020	0.00%	136,970	18.54	2,538,867	1.08%	-2.18%
2019	0.00%	130,512	18.95	2,472,984	0.76%	27.72%
2018	0.00%	124,417	14.84	1,845,849	0.60%	-16.94%
2017	0.00%	120,635	17.86	2,154,839	0.66%	11.76%
DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio (DFVGB)
2021	0.00%	1,868,950	11.84	22,122,759	0.78%	-1.04%
2020	0.00%	1,607,313	11.96	19,225,735	0.03%	1.46%
2019	0.00%	1,576,277	11.79	18,594,588	2.77%	4.19%
2018	0.00%	1,321,356	11.32	14,952,250	4.86%	1.75%
2017	0.00%	1,152,895	11.12	12,821,908	1.97%	2.11%
DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)
2021	0.00%	363,149	15.25	5,539,353	1.60%	14.20%
2020	0.00%	295,982	13.36	3,953,284	1.38%	11.29%
2019	0.00%	180,087	12.00	2,169,397	2.34%	18.12%
2018	0.00%	168,068	10.16	1,707,587	5.02%	-6.90%
2017	0.00%	13,091	10.91	142,858	4.03%	9.13%	****
DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class (DFVIPS)
2021	0.00%	338,091	13.01	4,398,715	5.28%	5.58%
2020	0.00%	223,212	12.32	2,750,608	1.25%	11.72%
2019	0.00%	165,934	11.03	1,830,724	1.96%	8.46%
2018	0.00%	100,936	10.17	1,026,541	2.51%	-1.33%
2017	0.00%	59,732	10.31	615,684	3.90%	3.27%
DFA Investment Dimensions Group Inc. - VA International Small Portfolio (DFVIS)
2021	0.00%	1,284,823	22.91	29,431,864	2.65%	14.56%
2020	0.00%	1,254,355	20.00	25,080,927	2.16%	9.41%
2019	0.00%	1,246,703	18.27	22,783,967	2.95%	23.90%
2018	0.00%	1,110,983	14.75	16,386,654	1.81%	-19.77%
2017	0.00%	906,479	18.38	16,665,252	2.70%	29.95%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)
2021	0.00%	1,807,763	17.47	31,586,157	4.23%	18.11%
2020	0.00%	1,700,699	14.79	25,158,296	2.58%	-1.76%
2019	0.00%	1,504,700	15.06	22,662,615	3.88%	15.86%
2018	0.00%	1,258,516	13.00	16,357,465	2.89%	-17.08%
2017	0.00%	1,038,233	15.68	16,274,869	3.07%	25.81%
DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio (DFVSTF)
2021	0.00%	1,916,380	10.76	20,619,547	0.01%	-0.19%
2020	0.00%	1,688,867	10.78	18,206,130	0.59%	0.60%
2019	0.00%	1,720,630	10.72	18,451,730	2.43%	2.52%
2018	0.00%	1,407,580	10.45	14,713,449	1.61%	1.78%
2017	0.00%	1,274,235	10.27	13,086,887	1.15%	0.83%
DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio (DFVULV)
2021	0.00%	1,315,343	31.71	41,708,326	1.81%	27.04%
2020	0.00%	1,295,368	24.96	32,333,282	2.35%	-1.37%
2019	0.00%	1,190,909	25.31	30,147,324	2.29%	25.78%
2018	0.00%	1,080,560	20.12	21,741,588	2.27%	-12.12%
2017	0.00%	951,408	22.89	21,782,073	2.00%	19.08%
DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio (DFVUTV)
2021	0.00%	954,848	32.35	30,892,360	1.49%	39.68%
2020	0.00%	1,015,289	23.16	23,516,424	1.81%	3.98%
2019	0.00%	976,352	22.27	21,754,611	1.62%	22.56%
2018	0.00%	834,983	18.17	15,175,766	1.07%	-15.87%
2017	0.00%	693,137	21.60	14,973,956	1.15%	9.77%
Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A (DSGIBA)
2021	0.00%	313,589	16.17	5,070,036	2.08%	10.95%
2020	0.00%	208,291	14.57	3,035,107	2.86%	8.28%
2019	0.00%	145,961	13.46	1,964,272	3.14%	20.16%
2018	0.00%	58,367	11.20	653,665	2.61%	-7.66%
2017	0.00%	19,415	12.13	235,477	2.43%	16.54%
Deutsche DWS Variable Series I - DWS Capital Growth VIP: Class A (DSVCGA)
2021	0.00%	129,908	24.97	3,243,957	0.18%	22.78%
2020	0.00%	73,954	20.34	1,504,121	0.41%	39.04%
2019	0.00%	41,881	14.63	612,618	0.34%	37.14%
2018	0.00%	19,531	10.67	208,326	0.38%	-1.60%
2017	0.00%	1,048	10.84	11,360	0.00%	8.39%	****
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)
2021	0.00%	28,072	19.79	555,645	2.43%	-1.40%
2020	0.00%	31,213	20.07	626,560	2.89%	8.12%
2019	0.00%	24,360	18.57	452,275	2.87%	9.44%
2018	0.00%	23,191	16.96	393,420	2.95%	-0.59%
2017	0.00%	23,126	17.07	394,657	3.03%	4.04%
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)
2021	0.00%	667,616	18.52	12,361,622	0.04%	27.71%
2020	0.00%	450,346	14.50	6,529,409	0.16%	30.43%
2019	0.00%	21,193	11.12	235,582	0.48%	11.16%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)
2021	0.00%	328,816	36.42	11,976,681	1.86%	24.83%
2020	0.00%	295,420	29.18	8,620,144	1.76%	6.55%
2019	0.00%	301,092	27.39	8,248,518	1.98%	27.32%
2018	0.00%	298,050	21.51	6,410,859	2.22%	-8.40%
2017	0.00%	305,989	23.48	7,185,159	1.64%	12.80%
Fidelity Variable Insurance Products - Emerging Markets Portfolio - Service Class (FEMS)
2021	0.00%	471,434	13.81	6,508,570	2.41%	-2.28%
2020	0.00%	264,410	14.13	3,735,702	0.87%	31.17%
2019	0.00%	123,059	10.77	1,326,530	2.24%	29.30%
2018	0.00%	54,943	8.33	457,672	1.66%	-16.70%	****

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)
2021	0.00%	64,020	27.94	1,788,407	0.95%	5.79%
2020	0.00%	65,894	26.41	1,739,973	1.20%	12.39%
2019	0.00%	78,967	23.49	1,855,265	2.01%	16.00%
2018	0.00%	96,578	20.25	1,956,075	1.70%	-4.10%
2017	0.00%	82,464	21.12	1,741,693	1.46%	12.99%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)
2021	0.00%	123,004	32.24	3,965,895	1.07%	9.47%
2020	0.00%	100,177	29.45	2,950,573	1.14%	14.92%
2019	0.00%	117,482	25.63	3,011,147	2.03%	20.01%
2018	0.00%	113,656	21.36	2,427,400	1.36%	-5.98%
2017	0.00%	126,321	22.72	2,869,387	1.45%	16.47%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)
2021	0.00%	314,208	37.10	11,656,900	1.02%	12.24%
2020	0.00%	308,413	33.05	10,194,079	1.23%	16.76%
2019	0.00%	289,083	28.31	8,183,826	1.94%	24.37%
2018	0.00%	293,129	22.76	6,672,133	1.26%	-7.88%
2017	0.00%	311,519	24.71	7,697,596	1.35%	20.82%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)
2021	0.00%	876,545	73.24	64,193,855	0.00%	23.08%
2020	0.00%	763,199	59.50	45,411,207	0.06%	43.75%
2019	0.00%	683,492	41.39	28,295,453	0.16%	34.18%
2018	0.00%	625,050	30.85	19,281,194	0.15%	-0.27%
2017	0.00%	536,736	30.93	16,602,568	0.11%	35.00%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
2021	0.00%	390,307	20.05	7,827,146	1.98%	-0.72%
2020	0.00%	353,680	20.20	7,144,321	2.28%	9.25%
2019	0.00%	310,568	18.49	5,743,694	2.65%	9.58%
2018	0.00%	298,632	16.87	5,038,633	2.47%	-0.63%
2017	0.00%	292,566	16.98	4,967,687	2.39%	4.16%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
2021	0.00%	244,040	52.60	12,836,592	0.52%	25.51%
2020	0.00%	257,638	41.91	10,797,837	0.56%	18.04%
2019	0.00%	267,146	35.51	9,485,288	0.78%	23.35%
2018	0.00%	294,745	28.79	8,484,307	0.56%	-14.64%
2017	0.00%	307,993	33.72	10,386,049	0.61%	20.70%
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
2021	0.00%	469,829	17.48	8,212,104	2.29%	54.83%
2020	0.00%	568,083	11.29	6,413,237	2.75%	-32.88%
2019	0.00%	445,565	16.82	7,488,507	1.85%	9.82%
2018	0.00%	438,202	15.32	6,711,087	0.70%	-24.77%
2017	0.00%	436,048	20.36	8,876,534	1.47%	-2.78%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)
2021	0.00%	350,086	17.52	6,132,392	0.42%	19.57%
2020	0.00%	389,820	14.65	5,710,663	0.36%	15.49%
2019	0.00%	381,679	12.68	4,841,279	1.58%	27.67%
2018	0.00%	423,198	9.93	4,204,417	1.60%	-14.88%
2017	0.00%	373,808	11.67	4,363,143	1.45%	30.10%
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class (FRESS)
2021	0.00%	323,139	15.40	4,976,830	1.12%	38.86%
2020	0.00%	230,628	11.09	2,557,992	2.35%	-6.61%
2019	0.00%	157,100	11.88	1,869,408	2.43%	23.09%
2018	0.00%	57,547	9.65	555,243	4.93%	-6.31%
2017	0.00%	9,584	10.30	98,695	2.33%	2.98%	****
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
2021	0.00%	303	41.99	12,723	1.47%	33.48%
2020	0.00%	325	31.46	10,224	1.22%	8.18%
2019	0.00%	392	29.08	11,399	1.58%	34.29%
2018	0.00%	409	21.65	8,856	0.87%	-17.33%
2017	0.00%	406	26.19	10,634	1.42%	19.21%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
2021	0.00%	26,242	14.73	386,574	0.87%	-5.74%
2020	0.00%	23,110	15.63	361,166	4.18%	17.18%
2019	0.00%	25,353	13.34	338,116	1.01%	26.70%
2018	0.00%	28,466	10.53	299,639	0.84%	-15.79%
2017	0.00%	34,889	12.50	436,132	0.98%	40.41%
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 1 (FTVFA1)
2021	0.00%	24,697	22.48	555,243	1.90%	11.81%
2020	0.00%	24,760	20.11	497,851	1.77%	12.19%
2019	0.00%	29,944	17.92	536,673	4.50%	20.04%
2018	0.00%	45,129	14.93	673,796	3.37%	-9.34%
2017	0.00%	44,567	16.47	733,919	2.91%	12.17%
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
2021	0.00%	68,897	22.20	1,529,220	1.72%	11.68%
2020	0.00%	69,652	19.87	1,384,263	1.47%	11.74%
2019	0.00%	70,996	17.79	1,262,696	3.80%	19.86%
2018	0.00%	86,330	14.84	1,281,023	3.05%	-9.65%
2017	0.00%	88,769	16.42	1,457,873	2.68%	11.98%
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)
2021	0.00%	428,387	10.75	4,605,982	0.00%	-4.62%
2020	0.00%	474,728	11.27	5,351,693	8.36%	-5.07%
2019	0.00%	488,258	11.88	5,799,933	7.15%	2.26%
2018	0.00%	417,744	11.61	4,851,482	0.00%	2.21%
2017	0.00%	385,659	11.36	4,381,827	0.00%	2.15%
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
2021	0.00%	92,717	9.48	878,628	0.00%	-4.99%
2020	0.00%	99,586	9.97	993,316	8.48%	-5.28%
2019	0.00%	103,027	10.53	1,084,933	7.25%	2.01%
2018	0.00%	117,684	10.32	1,214,825	0.00%	1.94%
2017	0.00%	125,157	10.13	1,267,402	0.00%	1.93%
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 1 (FTVIS1)
2021	0.00%	229,740	19.75	4,537,939	4.58%	17.00%
2020	0.00%	213,049	16.88	3,596,642	6.00%	0.97%
2019	0.00%	198,343	16.72	3,319,462	5.51%	16.42%
2018	0.00%	211,123	14.36	3,032,020	4.98%	-4.09%
2017	0.00%	223,676	14.97	3,349,368	4.20%	9.94%
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
2021	0.00%	26,436	26.10	689,869	4.65%	16.75%
2020	0.00%	27,159	22.35	607,032	5.73%	0.69%
2019	0.00%	30,135	22.20	668,907	5.63%	16.06%
2018	0.00%	32,857	19.13	628,414	4.77%	-4.30%
2017	0.00%	36,996	19.99	739,398	4.13%	9.67%
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)
2020	0.00%	1,015	41.19	41,808	1.35%	16.23%
2019	0.00%	3,241	35.44	114,859	1.04%	29.58%
2018	0.00%	1,886	27.35	51,579	1.50%	-4.84%
2017	0.00%	2,124	28.74	61,044	1.84%	20.85%
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)
2021	0.00%	76,985	44.42	3,419,989	1.12%	25.67%
2020	0.00%	83,440	35.35	2,949,607	1.71%	5.41%
2019	0.00%	84,425	33.54	2,831,326	1.29%	26.72%
2018	0.00%	94,841	26.46	2,509,885	1.12%	-12.69%
2017	0.00%	95,629	30.31	2,898,443	0.73%	10.92%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
2021	0.00%	51,135	10.01	511,707	1.89%	4.16%
2020	0.00%	62,081	9.61	596,441	3.51%	-1.16%
2019	0.00%	60,985	9.72	592,774	1.64%	12.53%
2018	0.00%	99,691	8.64	861,110	2.80%	-15.44%
2017	0.00%	48,796	10.22	498,458	2.58%	16.69%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)
2021	0.00%	6,788	17.53	118,961	0.00%	16.17%
2020	0.00%	6,536	15.09	98,599	0.29%	4.11%
2019	0.00%	7,052	14.49	102,180	1.50%	11.94%
2018	0.00%	8,085	12.94	104,656	0.75%	-4.34%
2017	0.00%	6,810	13.53	92,147	0.33%	13.11%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
2021	0.00%	41,081	11.55	474,576	2.27%	4.84%
2020	0.00%	9,141	11.02	100,728	2.38%	6.72%
2019	0.00%	6,356	10.33	65,629	4.10%	8.82%
2018	0.00%	2,751	9.49	26,103	5.57%	-5.12%	****
Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)
2021	0.00%	86,802	12.72	1,104,243	0.00%	8.10%
2020	0.00%	74,972	11.77	882,247	1.29%	7.39%
2019	0.00%	64,599	10.96	707,881	2.30%	5.01%
2018	0.00%	68,812	10.43	718,051	0.00%	-5.07%
2017	0.00%	63,000	10.99	692,546	0.00%	3.67%
Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)
2021	0.00%	3,417	42.55	145,388	0.00%	11.93%
2020	0.00%	820	38.01	31,172	0.08%	42.35%
2019	0.00%	1,146	26.70	30,603	0.00%	36.76%
2018	0.00%	1,089	19.53	21,265	0.00%	-3.62%
2017	0.00%	971	20.26	19,674	0.08%	27.34%
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares (AVMCCI)
2021	0.00%	16,067	25.32	406,762	0.51%	23.24%
2020	0.00%	16,806	20.54	345,227	0.67%	9.25%
2019	0.00%	24,235	18.80	455,690	0.51%	25.28%
2018	0.00%	23,810	15.01	357,367	0.57%	-11.35%
2017	0.00%	18,987	16.93	321,465	0.55%	14.92%
Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
2021	0.00%	714,548	15.83	11,310,265	3.33%	9.54%
2020	0.00%	647,561	14.45	9,356,869	8.47%	10.22%
2019	0.00%	541,919	13.11	7,104,503	0.00%	15.21%
2018	0.00%	416,058	11.38	4,734,235	1.71%	-6.46%
2017	0.00%	307,923	12.16	3,745,772	4.26%	10.16%
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
2021	0.00%	41,386	17.66	730,812	0.00%	19.10%
2020	0.00%	25,773	14.83	382,128	0.00%	48.27%	****
Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)
2020	0.00%	116,043	37.68	4,372,189	1.50%	13.94%
2019	0.00%	121,141	33.07	4,005,757	0.90%	32.08%
2018	0.00%	98,385	25.04	2,463,107	1.16%	-7.89%
2017	0.00%	101,460	27.18	2,757,541	1.28%	16.91%
Invesco - Invesco V.I. Global Fund: Series I (OVGS)
2021	0.00%	194,708	36.10	7,029,432	0.00%	15.49%
2020	0.00%	178,943	31.26	5,593,823	0.70%	27.64%
2019	0.00%	186,386	24.49	4,564,874	0.94%	31.79%
2018	0.00%	201,007	18.58	3,735,545	1.00%	-13.18%
2017	0.00%	194,558	21.41	4,164,551	0.87%	36.66%
Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)
2021	0.00%	471,376	16.15	7,612,456	0.00%	10.22%
2020	0.00%	460,143	14.65	6,742,032	1.04%	21.50%
2019	0.00%	352,589	12.06	4,251,938	1.01%	28.60%
2018	0.00%	311,400	9.38	2,920,039	0.92%	-19.42%
2017	0.00%	152,357	11.64	1,772,913	1.46%	26.29%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)
2021	0.00%	33,822	12.24	413,952	3.98%	-3.41%
2020	0.00%	45,398	12.67	575,265	5.94%	3.40%
2019	0.00%	48,669	12.25	596,429	3.75%	10.80%
2018	0.00%	47,978	11.06	530,634	4.87%	-4.40%
2017	0.00%	43,130	11.57	498,956	2.30%	6.27%
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)
2021	0.00%	78,232	52.64	4,117,832	0.38%	22.55%
2020	0.00%	69,816	42.95	2,998,581	0.63%	19.93%
2019	0.00%	76,724	35.81	2,747,712	0.20%	26.47%
2018	0.00%	78,676	28.32	2,227,888	0.31%	-10.32%
2017	0.00%	77,458	31.58	2,445,884	0.86%	14.16%
Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)
2021	0.00%	570,013	20.78	11,842,839	1.62%	10.44%
2020	0.00%	586,496	18.81	11,033,225	2.07%	13.88%
2019	0.00%	619,589	16.52	10,235,364	2.09%	21.78%
2018	0.00%	685,219	13.57	9,295,255	1.76%	-5.44%
2017	0.00%	775,408	14.35	11,123,674	1.58%	18.27%
Ivy Variable Insurance Portfolios - Delaware Ivy Corporate Bond: Class II (WRBDP)
2021	0.00%	59,357	17.65	1,047,421	1.97%	-0.85%
2020	0.00%	54,657	17.80	972,713	2.43%	10.97%
2019	0.00%	55,873	16.04	896,095	2.74%	12.18%
2018	0.00%	54,681	14.30	781,779	2.11%	-1.90%
2017	0.00%	55,687	14.57	811,608	1.59%	4.01%
Ivy Variable Insurance Portfolios - Delaware Ivy Balanced: Class II (WRBP)
2021	0.00%	30,636	30.36	930,023	0.98%	15.97%
2020	0.00%	30,083	26.18	787,505	1.40%	14.11%
2019	0.00%	29,129	22.94	668,222	1.75%	22.09%
2018	0.00%	26,574	18.79	499,304	1.64%	-3.24%
2017	0.00%	26,009	19.42	505,051	1.61%	11.37%
Ivy Variable Insurance Portfolios - Delaware Ivy Core Equity: Class II (WRCEP)
2021	0.00%	35,217	47.21	1,662,469	0.54%	28.94%
2020	0.00%	37,667	36.61	1,379,032	0.53%	21.52%
2019	0.00%	43,050	30.13	1,297,038	0.56%	31.09%
2018	0.00%	41,351	22.98	950,371	0.48%	-4.51%
2017	0.00%	43,740	24.07	1,052,761	0.44%	20.75%
Ivy Variable Insurance Portfolios - Delaware Ivy Global Equity Income: Class II (WRDIV)
2021	0.00%	38,026	24.51	932,105	2.18%	16.97%
2020	0.00%	38,508	20.96	806,949	2.54%	3.15%
2019	0.00%	37,887	20.32	769,697	2.82%	23.15%
2018	0.00%	38,681	16.50	638,113	1.63%	-11.68%
2017	0.00%	40,229	18.68	751,394	1.25%	15.56%
Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II (WRENG)
2021	0.00%	59,712	5.55	331,141	1.48%	42.00%
2020	0.00%	66,753	3.91	260,703	2.09%	-36.83%
2019	0.00%	47,539	6.18	293,922	0.00%	3.48%
2018	0.00%	38,743	5.98	231,489	0.00%	-34.14%
2017	0.00%	39,794	9.07	361,003	0.82%	-12.64%
Ivy Variable Insurance Portfolios - Delaware Ivy Global Bond: Class II (WRGBP)
2021	0.00%	6,543	13.72	89,795	3.59%	-0.84%
2020	0.00%	5,485	13.84	75,913	3.92%	8.15%
2019	0.00%	7,760	12.80	99,302	3.58%	9.42%
2018	0.00%	8,210	11.70	96,017	2.86%	-0.18%
2017	0.00%	7,453	11.72	87,318	2.65%	4.27%
Ivy Variable Insurance Portfolios - Delaware Ivy Natural Resources: Class II (WRGNR)
2021	0.00%	122,181	5.93	724,063	1.60%	26.68%
2020	0.00%	122,569	4.68	573,394	2.25%	-11.99%
2019	0.00%	111,122	5.32	590,655	0.98%	9.46%
2018	0.00%	105,086	4.86	510,318	0.31%	-23.23%
2017	0.00%	105,081	6.33	664,713	0.13%	2.97%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy Variable Insurance Portfolios - Delaware Ivy Growth: Class II (WRGP)
2021	0.00%	38,023	59.26	2,253,127	0.00%	30.03%
2020	0.00%	38,644	45.57	1,761,130	0.00%	30.55%
2019	0.00%	40,917	34.91	1,428,377	0.00%	36.59%
2018	0.00%	40,236	25.56	1,028,367	0.03%	2.28%
2017	0.00%	40,853	24.99	1,020,823	0.25%	29.34%
Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II (WRHIP)
2021	0.00%	145,101	26.87	3,899,203	5.78%	6.06%
2020	0.00%	138,235	25.34	3,502,399	7.25%	6.03%
2019	0.00%	148,251	23.90	3,542,632	6.71%	11.19%
2018	0.00%	168,586	21.49	3,623,061	6.42%	-2.11%
2017	0.00%	168,597	21.96	3,701,581	5.56%	6.68%
Ivy Variable Insurance Portfolios - Delaware Ivy International Core Equity: Class II (WRI2P)
2021	0.00%	41,087	19.82	814,501	1.03%	14.18%
2020	0.00%	41,819	17.36	726,079	2.42%	7.19%
2019	0.00%	50,908	16.20	824,625	1.58%	18.69%
2018	0.00%	45,484	13.65	620,724	1.45%	-17.81%
2017	0.00%	35,485	16.60	589,218	1.39%	23.15%
Ivy Variable Insurance Portfolios - Delaware Ivy Global Growth: Class II (WRIP)
2021	0.00%	43,856	27.22	1,193,660	0.05%	17.86%
2020	0.00%	45,830	23.09	1,058,339	0.39%	20.58%
2019	0.00%	37,550	19.15	719,139	0.64%	25.93%
2018	0.00%	36,980	15.21	562,394	0.48%	-6.27%
2017	0.00%	38,940	16.23	631,817	0.05%	24.52%
Ivy Variable Insurance Portfolios - Delaware Ivy Limited-Term Bond: Class II (WRLTBP)
2021	0.00%	17,479	12.04	210,386	1.55%	-0.49%
2020	0.00%	14,650	12.10	177,200	3.06%	4.14%
2019	0.00%	5,907	11.61	68,609	1.66%	4.23%
2018	0.00%	4,482	11.14	49,946	1.67%	0.78%
2017	0.00%	3,374	11.06	37,307	1.58%	1.40%
Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG)
2021	0.00%	104,432	67.74	7,073,869	0.00%	16.36%
2020	0.00%	65,426	58.22	3,808,797	0.00%	49.00%
2019	0.00%	65,470	39.07	2,557,942	0.00%	37.94%
2018	0.00%	62,810	28.32	1,779,040	0.00%	-0.06%
2017	0.00%	79,195	28.34	2,244,430	0.00%	26.89%
Ivy Variable Insurance Portfolios - Delaware Ivy Government Money Market: Class II (WRMMP)
2021	0.00%	31,551	10.65	336,015	0.00%	0.00%
2020	0.00%	28,959	10.65	308,400	0.32%	0.37%
2019	0.00%	21,106	10.61	223,930	1.78%	1.83%
2018	0.00%	18,277	10.42	190,427	1.49%	1.52%
2017	0.00%	22,369	10.26	229,563	0.58%	0.59%
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Aggressive: Class II (WRPAP)
2021	0.00%	57,842	32.77	1,895,277	1.62%	18.93%
2020	0.00%	55,716	27.55	1,534,978	1.43%	15.70%
2019	0.00%	57,971	23.81	1,380,347	2.58%	23.24%
2018	0.00%	75,661	19.32	1,461,871	1.76%	-4.27%
2017	0.00%	70,963	20.18	1,432,191	0.89%	19.83%
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Conservative: Class II (WRPCP)
2021	0.00%	18,730	22.62	423,632	1.78%	10.18%
2020	0.00%	17,834	20.53	366,104	1.70%	12.67%
2019	0.00%	17,359	18.22	316,285	1.98%	14.66%
2018	0.00%	17,388	15.89	276,317	1.21%	-1.93%
2017	0.00%	19,521	16.20	316,308	0.75%	10.51%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Aggressive: Class II (WRPMAP)
2021	0.00%	339,169	29.75	10,090,397	1.88%	16.88%
2020	0.00%	345,752	25.45	8,800,576	1.73%	15.12%
2019	0.00%	339,706	22.11	7,511,176	2.66%	21.40%
2018	0.00%	342,546	18.21	6,238,919	1.71%	-4.71%
2017	0.00%	330,943	19.11	6,325,285	0.80%	16.72%
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Aggressive - Managed Volatility: Class II (WRPMAV)
2021	0.00%	26,359	17.50	461,322	1.47%	15.24%
2020	0.00%	25,572	15.19	388,352	1.27%	9.71%
2019	0.00%	22,450	13.84	310,753	2.00%	19.29%
2018	0.00%	20,914	11.60	242,672	1.28%	-4.75%
2017	0.00%	19,898	12.18	242,401	0.44%	15.70%
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Conservative: Class II (WRPMCP)
2021	0.00%	37,297	24.96	930,974	1.99%	12.37%
2020	0.00%	35,370	22.21	785,679	1.83%	13.52%
2019	0.00%	29,566	19.57	578,552	2.26%	16.85%
2018	0.00%	27,890	16.75	467,074	1.19%	-2.67%
2017	0.00%	25,929	17.21	446,129	0.81%	12.77%
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Conservative - Managed Volatility: Class II (WRPMCV)
2021	0.00%	54	15.68	847	1.57%	10.72%
2020	0.00%	56	14.17	793	1.81%	9.61%	****
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderate - Managed Volatility: Class II (WRPMMV)
2021	0.00%	20,507	16.57	339,859	1.58%	12.99%
2020	0.00%	20,355	14.67	298,559	1.35%	9.07%
2019	0.00%	19,736	13.45	265,416	1.88%	17.32%
2018	0.00%	20,269	11.46	232,334	0.97%	-4.00%
2017	0.00%	18,201	11.94	217,326	0.45%	13.80%
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderate: Class II (WRPMP)
2021	0.00%	240,213	27.21	6,535,894	1.94%	14.66%
2020	0.00%	236,176	23.73	5,604,502	1.80%	14.35%
2019	0.00%	231,913	20.75	4,812,839	2.54%	19.05%
2018	0.00%	226,516	17.43	3,948,570	1.40%	-3.90%
2017	0.00%	226,959	18.14	4,116,923	0.75%	14.69%
Ivy Variable Insurance Portfolios - Delaware Ivy Securian Real Estate Securities: Class II (WRRESP)
2021	0.00%	11,622	31.72	368,604	0.89%	43.68%
2020	0.00%	11,818	22.07	260,863	1.70%	-3.13%
2019	0.00%	13,078	22.79	297,996	1.57%	24.43%
2018	0.00%	13,237	18.31	242,405	1.52%	-5.57%
2017	0.00%	12,914	19.39	250,445	1.32%	5.39%
Ivy Variable Insurance Portfolios - Delaware Ivy Small Cap Growth: Class II (WRSCP)
2021	0.00%	40,307	37.11	1,495,891	0.93%	3.99%
2020	0.00%	42,296	35.69	1,509,499	0.00%	37.66%
2019	0.00%	44,164	25.92	1,144,939	0.00%	23.37%
2018	0.00%	41,999	21.01	882,565	0.37%	-4.11%
2017	0.00%	27,598	21.92	604,822	0.00%	23.12%
Ivy Variable Insurance Portfolios - Delaware Ivy Small Cap Core: Class II (WRSCV)
2021	0.00%	11,135	38.30	426,517	0.00%	20.78%
2020	0.00%	12,225	31.71	387,701	0.00%	7.02%
2019	0.00%	11,435	29.63	338,843	0.00%	24.33%
2018	0.00%	11,116	23.83	264,939	0.11%	-10.49%
2017	0.00%	11,906	26.63	317,010	0.00%	13.73%
Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II (WRSTP)
2021	0.00%	46,831	66.98	3,136,556	0.00%	15.17%
2020	0.00%	49,214	58.16	2,862,093	0.00%	35.36%
2019	0.00%	53,856	42.96	2,313,843	0.00%	49.48%
2018	0.00%	55,809	28.74	1,604,025	0.00%	-5.23%
2017	0.00%	57,612	30.33	1,747,311	0.00%	32.12%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy Variable Insurance Portfolios - Delaware Ivy Value: Class II (WRVP)
2021	0.00%	15,448	36.49	563,626	1.86%	31.18%
2020	0.00%	16,216	27.81	451,030	1.92%	1.98%
2019	0.00%	15,969	27.27	435,517	0.80%	26.33%
2018	0.00%	15,629	21.59	337,410	1.99%	-7.24%
2017	0.00%	16,590	23.27	386,094	1.41%	12.49%
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)
2021	0.00%	87,902	72.04	6,332,634	0.00%	22.60%
2020	0.00%	98,560	58.76	5,791,532	0.17%	39.03%
2019	0.00%	114,712	42.26	4,848,201	0.02%	36.85%
2018	0.00%	132,034	30.88	4,077,621	1.21%	1.72%
2017	0.00%	135,795	30.36	4,122,889	0.00%	29.99%
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)
2021	0.00%	291,545	21.89	6,381,321	0.32%	16.83%
2020	0.00%	299,681	18.73	5,614,463	0.08%	19.47%
2019	0.00%	290,851	15.68	4,561,162	0.21%	35.49%
2018	0.00%	192,390	11.57	2,226,731	0.28%	-0.41%
2017	0.00%	87,544	11.62	1,017,456	0.04%	16.22%	****
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)
2021	0.00%	616,779	66.61	41,086,560	0.11%	17.75%
2020	0.00%	532,999	56.58	30,154,506	0.00%	50.73%
2019	0.00%	427,184	37.53	16,044,690	0.40%	44.82%
2018	0.00%	351,267	25.92	9,104,242	1.06%	0.91%
2017	0.00%	261,535	25.68	6,717,441	0.44%	44.91%
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)
2021	0.00%	192,456	15.82	3,044,569	1.00%	13.29%
2020	0.00%	210,839	13.96	2,944,071	1.23%	16.02%
2019	0.00%	226,717	12.04	2,728,689	1.85%	26.71%
2018	0.00%	242,370	9.50	2,302,240	1.68%	-15.14%
2017	0.00%	246,485	11.19	2,758,908	1.58%	30.80%
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)
2021	0.00%	317,751	20.40	6,481,562	0.23%	16.54%
2020	0.00%	208,957	17.50	3,657,363	0.00%	19.18%
2019	0.00%	109,681	14.69	1,614,333	0.06%	35.16%
2018	0.00%	37,461	10.87	407,042	0.10%	-0.66%
2017	0.00%	5,342	10.94	58,433	0.00%	9.38%	****
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
2021	0.00%	507,902	12.02	6,102,634	2.26%	-0.24%
2020	0.00%	395,653	12.04	4,765,578	3.10%	7.43%
2019	0.00%	210,430	11.21	2,359,850	4.13%	8.41%
2018	0.00%	80,946	10.34	837,178	6.78%	-1.03%
2017	0.00%	14,068	10.45	147,006	11.71%	3.86%
M Fund, Inc. - M International Equity Fund (MFBIE)
2021	0.00%	203,014	12.71	2,580,028	2.41%	11.05%
2020	0.00%	204,648	11.44	2,342,077	1.75%	8.90%
2019	0.00%	186,773	10.51	1,962,873	3.11%	20.32%
2018	0.00%	162,399	8.73	1,418,424	1.48%	-20.57%
2017	0.00%	154,357	11.00	1,697,281	1.72%	24.05%
M Fund, Inc. - M Large Cap Value Fund (MFBOV)
2021	0.00%	122,589	24.17	2,963,468	1.43%	30.01%
2020	0.00%	152,165	18.59	2,829,424	2.09%	-3.16%
2019	0.00%	139,792	19.20	2,684,226	1.87%	21.52%
2018	0.00%	132,076	15.80	2,087,009	1.38%	-12.07%
2017	0.00%	143,866	17.97	2,585,319	1.59%	14.99%
M Fund, Inc. - M Capital Appreciation Fund (MFFCA)
2021	0.00%	119,412	38.12	4,551,442	0.00%	17.74%
2020	0.00%	125,875	32.37	4,074,985	0.00%	17.73%
2019	0.00%	106,796	27.50	2,936,728	0.35%	28.85%
2018	0.00%	89,655	21.34	1,913,339	0.32%	-14.15%
2017	0.00%	81,756	24.86	2,032,318	0.00%	19.02%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
M Fund, Inc. - M Large Cap Growth Fund (MFTCG)
2021	0.00%	116,876	48.68	5,688,940	0.00%	21.49%
2020	0.00%	113,134	40.06	4,532,555	0.00%	28.89%
2019	0.00%	131,761	31.08	4,095,490	0.00%	36.09%
2018	0.00%	120,792	22.84	2,758,806	0.00%	-4.95%
2017	0.00%	119,635	24.03	2,874,733	0.00%	38.97%
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Initial Class (MNDIC)
2021	0.00%	173,596	38.12	6,616,809	0.00%	1.80%
2020	0.00%	172,612	37.44	6,462,963	0.00%	45.89%
2019	0.00%	161,592	25.67	4,147,287	0.00%	41.70%
2018	0.00%	129,133	18.11	2,338,899	0.00%	-1.48%
2017	0.00%	99,802	18.38	1,834,716	0.00%	26.65%
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)
2021	0.00%	698	29.25	20,416	0.25%	25.97%
2020	0.00%	722	23.22	16,764	0.46%	22.53%
2019	0.00%	752	18.95	14,250	0.59%	39.95%
2018	0.00%	783	13.54	10,602	0.58%	0.81%
2017	0.00%	814	13.43	10,933	0.65%	28.42%
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)
2021	0.00%	51,244	18.04	924,660	0.96%	30.99%
2020	0.00%	2,873	13.78	39,577	0.83%	37.76%	****
MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)
2021	0.00%	467,562	45.39	21,222,553	1.34%	25.45%
2020	0.00%	441,043	36.18	15,957,323	1.57%	3.48%
2019	0.00%	421,662	34.97	14,744,226	2.04%	29.80%
2018	0.00%	436,092	26.94	11,747,431	1.52%	-10.09%
2017	0.00%	474,963	29.96	14,229,783	1.93%	17.65%
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)
2021	0.00%	239,511	13.88	3,323,400	0.63%	9.27%
2020	0.00%	112,725	12.70	1,431,495	1.82%	15.84%
2019	0.00%	8,347	10.96	91,507	0.60%	9.63%	****
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Initial Class (MVIVIC)
2021	0.00%	488,771	29.66	14,498,796	0.34%	10.55%
2020	0.00%	499,784	26.83	13,410,126	0.99%	20.52%
2019	0.00%	527,288	22.26	11,738,970	1.87%	25.94%
2018	0.00%	547,182	17.68	9,672,502	1.06%	-9.49%
2017	0.00%	668,907	19.53	13,063,849	1.51%	27.14%
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
2021	0.00%	2,191	33.55	73,518	0.14%	10.28%
2020	0.00%	2,297	30.43	69,892	0.79%	20.21%
2019	0.00%	2,504	25.31	63,383	1.53%	25.65%
2018	0.00%	3,132	20.15	63,095	0.90%	-9.72%
2017	0.00%	3,961	22.31	88,389	1.40%	26.82%
MFS(R) Variable Insurance Trust - MFS Utilities Series: Initial Class (MVUIC)
2021	0.00%	31,998	15.62	499,799	1.72%	14.09%
2020	0.00%	16,785	13.69	229,795	2.75%	5.90%
2019	0.00%	7,164	12.93	95,948	4.71%	25.07%
2018	0.00%	2,623	10.34	27,112	0.56%	1.06%
2017	0.00%	879	10.23	8,990	0.00%	2.28%	****
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)
2021	0.00%	7,337	19.78	145,147	3.82%	-0.32%
2020	0.00%	7,906	19.85	156,913	2.67%	7.80%
2019	0.00%	8,997	18.41	165,647	3.83%	10.88%
2018	0.00%	6,374	16.60	105,839	2.85%	-0.65%
2017	0.00%	4,446	16.71	74,309	2.43%	6.24%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)
2021	0.00%	64,707	11.21	725,363	1.80%	-0.45%
2020	0.00%	83,175	11.26	936,565	3.20%	3.74%
2019	0.00%	23,991	10.85	260,399	6.01%	6.59%
2018	0.00%	3,800	10.18	38,697	3.14%	1.83%	****
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)
2021	0.00%	91,897	37.13	3,411,729	1.31%	20.29%
2020	0.00%	98,192	30.86	3,030,519	1.81%	3.63%
2019	0.00%	107,338	29.78	3,196,773	1.92%	27.31%
2018	0.00%	97,271	23.39	2,275,500	1.79%	-7.26%
2017	0.00%	105,078	25.22	2,650,441	3.18%	18.00%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2021	0.00%	172,812	16.60	2,869,118	1.71%	-2.08%
2020	0.00%	167,559	16.96	2,841,019	2.08%	6.08%
2019	0.00%	165,606	15.98	2,646,910	2.23%	6.27%
2018	0.00%	177,877	15.04	2,675,297	2.48%	-0.05%
2017	0.00%	152,353	15.05	2,292,512	2.20%	2.08%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
2021	0.00%	1,230,609	13.31	16,377,390	0.94%	-7.28%
2020	0.00%	1,195,307	14.35	17,155,779	1.95%	13.30%
2019	0.00%	1,329,176	12.67	16,839,969	2.56%	22.95%
2018	0.00%	1,289,238	10.30	13,283,956	0.75%	-17.42%
2017	0.00%	1,133,265	12.48	14,139,348	1.38%	41.50%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
2021	0.00%	67,613	15.08	1,019,401	2.53%	12.66%
2020	0.00%	71,410	13.38	955,666	1.20%	7.95%
2019	0.00%	89,258	12.40	1,106,567	2.68%	19.12%
2018	0.00%	87,598	10.41	911,669	1.77%	-14.53%
2017	0.00%	149,566	12.18	1,821,242	2.00%	27.45%
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)
2021	0.00%	1,896,804	30.90	58,619,174	1.14%	14.71%
2020	0.00%	1,654,942	26.94	44,586,334	1.51%	12.00%
2019	0.00%	1,536,896	24.06	36,970,582	1.64%	20.78%
2018	0.00%	1,418,731	19.92	28,255,902	1.21%	-4.98%
2017	0.00%	1,233,476	20.96	25,853,483	1.14%	15.79%
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)
2021	0.00%	70,590	16.31	1,151,056	1.71%	-0.72%
2020	0.00%	52,616	16.42	864,150	2.06%	9.21%
2019	0.00%	50,549	15.04	760,222	1.85%	8.98%
2018	0.00%	49,583	13.80	684,231	2.32%	-1.07%
2017	0.00%	50,048	13.95	698,141	1.20%	3.21%
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)
2021	0.00%	203,816	44.74	9,118,965	0.00%	16.00%
2020	0.00%	209,693	38.57	8,087,596	0.66%	29.93%
2019	0.00%	219,007	29.68	6,501,081	0.66%	34.78%
2018	0.00%	241,787	22.02	5,325,267	0.22%	-9.42%
2017	0.00%	263,536	24.32	6,408,030	0.71%	30.97%
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)
2021	0.00%	125,439	35.07	4,399,622	1.03%	23.65%
2020	0.00%	110,692	28.37	3,139,935	1.71%	13.08%
2019	0.00%	113,766	25.09	2,853,899	1.32%	25.67%
2018	0.00%	121,671	19.96	2,428,810	1.02%	-2.18%
2017	0.00%	133,898	20.41	2,732,583	1.43%	21.93%
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)
2021	0.00%	215,538	58.80	12,673,130	0.00%	21.53%
2020	0.00%	214,322	48.38	10,368,826	0.72%	51.49%
2019	0.00%	212,412	31.93	6,783,364	0.35%	30.29%
2018	0.00%	228,419	24.51	5,598,896	0.31%	-0.66%
2017	0.00%	242,400	24.67	5,980,829	0.31%	27.80%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2021	0.00%	322,580	32.86	10,601,170	0.15%	13.63%
2020	0.00%	361,599	28.92	10,458,384	0.22%	12.33%
2019	0.00%	391,126	25.75	10,070,814	2.10%	21.83%
2018	0.00%	411,732	21.13	8,701,949	1.59%	-7.73%
2017	0.00%	447,296	22.90	10,245,130	1.65%	16.68%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
2021	0.00%	21,602	23.76	513,203	0.20%	6.71%
2020	0.00%	23,650	22.26	526,539	0.14%	8.55%
2019	0.00%	23,202	20.51	475,867	2.17%	13.48%
2018	0.00%	24,795	18.07	448,120	1.92%	-3.73%
2017	0.00%	27,336	18.77	513,194	1.80%	9.21%
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)
2021	0.00%	4,103,411	34.96	143,460,448	2.44%	28.37%
2020	0.00%	3,142,627	27.24	85,589,789	2.02%	18.19%
2019	0.00%	2,901,805	23.04	66,883,939	2.30%	31.16%
2018	0.00%	2,403,505	17.57	42,227,489	1.94%	-4.62%
2017	0.00%	1,967,555	18.42	36,241,814	2.06%	21.53%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
2021	0.00%	66,878	35.24	2,356,463	0.13%	15.50%
2020	0.00%	75,104	30.51	2,291,119	0.23%	12.82%
2019	0.00%	89,242	27.04	2,413,141	2.00%	23.73%
2018	0.00%	97,090	21.85	2,121,814	1.46%	-8.85%
2017	0.00%	105,243	23.98	2,523,415	1.50%	18.43%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
2021	0.00%	29,790	19.33	575,831	0.23%	2.75%
2020	0.00%	30,767	18.81	578,796	0.09%	6.71%
2019	0.00%	39,187	17.63	690,808	2.02%	9.53%
2018	0.00%	46,726	16.09	752,021	1.96%	-1.80%
2017	0.00%	50,734	16.39	831,520	1.93%	5.68%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2021	0.00%	198,848	28.19	5,604,924	0.19%	10.31%
2020	0.00%	228,957	25.55	5,850,225	0.13%	10.34%
2019	0.00%	193,679	23.16	4,484,889	2.17%	17.74%
2018	0.00%	210,606	19.67	4,141,891	1.80%	-5.68%
2017	0.00%	230,919	20.85	4,814,835	1.75%	12.93%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)
2021	0.00%	231,075	14.34	3,314,441	3.12%	10.53%
2020	0.00%	196,008	12.98	2,543,663	2.39%	7.34%
2019	0.00%	186,276	12.09	2,258,034	3.23%	21.42%
2018	0.00%	213,815	9.96	2,129,115	2.53%	-13.90%
2017	0.00%	207,275	11.57	2,397,164	2.60%	24.56%
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)
2021	0.00%	150,687	26.80	4,038,554	5.10%	4.96%
2020	0.00%	133,968	25.53	3,420,646	5.19%	6.02%
2019	0.00%	152,708	24.08	3,677,898	5.84%	14.74%
2018	0.00%	147,397	20.99	3,093,937	6.07%	-3.00%
2017	0.00%	195,292	21.64	4,226,010	5.77%	6.76%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I (IDPG)
2021	0.00%	272,051	16.00	4,351,985	0.44%	12.34%
2020	0.00%	245,033	14.24	3,489,339	0.13%	6.59%
2019	0.00%	202,056	13.36	2,924,029	2.52%	15.52%
2018	0.00%	189,780	11.56	2,194,781	2.13%	-5.82%
2017	0.00%	174,377	12.28	2,141,272	2.06%	17.23%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I (IDPGI)
2021	0.00%	107,194	14.49	1,553,530	0.44%	7.72%
2020	0.00%	97,014	13.45	1,305,219	0.13%	4.83%
2019	0.00%	86,514	12.83	1,110,344	2.57%	13.37%
2018	0.00%	78,654	11.32	890,411	2.37%	-5.38%
2017	0.00%	65,166	11.96	779,650	2.14%	14.30%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
2021	0.00%	355,949	52.78	18,786,382	1.23%	24.26%
2020	0.00%	342,149	42.47	14,532,578	1.32%	13.11%
2019	0.00%	303,501	37.55	11,396,412	1.48%	25.65%
2018	0.00%	234,111	29.88	6,996,219	1.42%	-11.38%
2017	0.00%	205,096	33.72	6,916,462	0.96%	15.78%
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)
2021	0.00%	92,337	20.34	1,878,394	5.61%	5.24%
2020	0.00%	91,296	19.33	1,764,781	3.89%	4.06%
2019	0.00%	86,873	18.58	1,613,763	4.76%	9.17%
2018	0.00%	104,035	17.02	1,770,268	2.87%	-2.34%
2017	0.00%	96,435	17.42	1,680,346	5.19%	6.33%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I (NCPG)
2021	0.00%	418,380	16.19	6,772,831	0.33%	15.72%
2020	0.00%	336,134	13.99	4,702,207	0.83%	7.53%
2019	0.00%	293,504	13.01	3,818,182	2.89%	15.59%
2018	0.00%	264,968	11.25	2,981,934	2.31%	-6.79%
2017	0.00%	232,898	12.07	2,811,827	1.89%	17.98%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I (NCPGI)
2021	0.00%	254,588	14.63	3,724,019	0.34%	10.24%
2020	0.00%	216,685	13.27	2,875,186	0.67%	5.32%
2019	0.00%	203,946	12.60	2,569,413	2.82%	14.05%
2018	0.00%	186,000	11.05	2,054,626	2.47%	-6.81%
2017	0.00%	163,455	11.85	1,937,527	2.20%	14.96%
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class Y (NJMMAY)
2021	0.00%	11,260	11.36	127,937	3.52%	7.62%
2020	0.00%	977	10.56	10,314	0.00%	5.57%	****
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)
2021	0.00%	102,198	48.33	4,938,877	1.23%	34.53%
2020	0.00%	135,287	35.92	4,859,856	1.65%	1.49%
2019	0.00%	151,779	35.39	5,372,056	2.78%	26.95%
2018	0.00%	150,919	27.88	4,207,566	1.43%	-9.35%
2017	0.00%	155,133	30.75	4,771,052	1.55%	8.67%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)
2021	0.00%	207,230	15.97	3,309,450	1.47%	34.71%
2020	0.00%	144,450	11.86	1,712,478	1.46%	18.55%	****
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)
2021	0.00%	434,563	12.30	5,347,122	2.36%	-2.08%
2020	0.00%	235,324	12.57	2,957,036	3.21%	7.20%
2019	0.00%	116,588	11.72	1,366,676	2.82%	8.40%
2018	0.00%	89,417	10.81	966,978	2.81%	-0.36%
2017	0.00%	98,220	10.85	1,066,059	2.34%	3.12%
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
2021	0.00%	182,969	17.20	3,146,638	2.05%	-1.03%
2020	0.00%	169,673	17.38	2,948,321	2.66%	7.01%
2019	0.00%	157,080	16.24	2,915,896	3.59%	8.94%
2018	0.00%	103,913	14.91	1,548,824	3.17%	-0.42%
2017	0.00%	119,614	14.97	1,790,352	3.22%	4.40%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1)
2021	0.00%	1,326,078	24.94	33,077,837	0.28%	15.75%
2020	0.00%	1,239,188	21.55	26,704,335	1.00%	11.67%
2019	0.00%	1,186,568	19.30	22,897,883	3.03%	20.22%
2018	0.00%	1,133,838	16.05	18,200,776	2.26%	-8.04%
2017	0.00%	1,034,503	17.46	18,058,755	1.81%	16.01%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1)
2021	0.00%	185,414	17.66	3,273,952	0.22%	4.49%
2020	0.00%	177,090	16.90	2,992,702	0.26%	7.69%
2019	0.00%	162,132	15.69	2,544,248	2.52%	10.77%
2018	0.00%	181,839	14.17	2,575,995	2.38%	-2.51%
2017	0.00%	182,957	14.53	2,658,487	2.34%	6.35%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1)
2021	0.00%	2,834,276	26.06	73,851,942	0.24%	18.12%
2020	0.00%	2,722,032	22.06	60,047,569	1.11%	12.36%
2019	0.00%	2,629,065	19.63	51,617,248	3.08%	22.32%
2018	0.00%	2,425,916	16.05	38,937,211	2.20%	-9.39%
2017	0.00%	2,278,189	17.71	40,354,708	1.70%	18.16%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1)
2021	0.00%	188,057	20.61	3,874,991	0.25%	9.23%
2020	0.00%	195,949	18.86	3,696,534	0.58%	9.15%
2019	0.00%	174,962	17.28	3,023,873	2.63%	14.28%
2018	0.00%	195,468	15.12	2,956,233	2.39%	-4.68%
2017	0.00%	187,744	15.87	2,978,697	2.07%	10.08%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1)
2021	0.00%	1,590,226	23.50	37,368,336	0.27%	13.64%
2020	0.00%	1,570,479	20.68	32,476,012	0.85%	10.77%
2019	0.00%	1,610,007	18.67	30,056,449	2.88%	18.32%
2018	0.00%	1,657,097	15.78	26,145,551	2.37%	-7.07%
2017	0.00%	1,469,871	16.98	24,954,638	1.99%	14.05%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1)
2021	0.00%	1,367,218	27.07	37,012,123	0.19%	20.19%
2020	0.00%	1,254,616	22.52	28,259,158	1.18%	12.74%
2019	0.00%	1,149,856	19.98	22,972,928	3.02%	24.15%
2018	0.00%	1,054,499	16.09	16,970,153	2.04%	-10.72%
2017	0.00%	947,933	18.03	17,087,241	1.48%	19.99%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1)
2021	0.00%	659,423	21.88	14,431,412	0.27%	11.12%
2020	0.00%	614,495	19.69	12,102,182	0.70%	9.71%
2019	0.00%	587,828	17.95	10,552,215	2.79%	16.29%
2018	0.00%	591,006	15.44	9,122,753	2.39%	-6.04%
2017	0.00%	563,787	16.43	9,262,386	1.80%	12.01%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
2021	0.00%	20,344	25.65	521,760	0.19%	8.24%
2020	0.00%	24,989	23.69	592,088	0.13%	9.41%
2019	0.00%	29,042	21.66	628,960	2.23%	15.34%
2018	0.00%	31,906	18.78	599,081	1.87%	-4.85%
2017	0.00%	37,766	19.73	745,248	1.79%	11.13%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class P (NVDBLP)
2021	0.00%	610,916	19.01	11,615,447	0.38%	8.45%
2020	0.00%	616,772	17.53	10,812,851	0.13%	9.50%
2019	0.00%	558,469	16.01	8,942,067	2.66%	15.51%
2018	0.00%	506,226	13.86	7,016,543	2.25%	-4.63%
2017	0.00%	447,671	14.53	6,506,186	2.13%	11.27%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
2021	0.00%	96	33.03	3,171	0.19%	12.16%
2020	0.00%	2,214	29.45	65,197	0.23%	11.62%
2019	0.00%	41,666	26.38	1,099,240	2.12%	19.94%
2018	0.00%	44,101	22.00	970,052	1.63%	-6.47%
2017	0.00%	49,953	23.52	1,174,781	1.54%	14.81%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)
2021	0.00%	664,559	22.90	15,219,026	0.37%	12.38%
2020	0.00%	634,295	20.38	12,926,298	0.18%	11.80%
2019	0.00%	558,282	18.23	10,176,078	2.46%	20.11%
2018	0.00%	522,057	15.18	7,922,477	2.13%	-6.36%
2017	0.00%	441,936	16.21	7,162,255	2.04%	15.00%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class P (NVDMAP)
2021	0.00%	4,166,909	24.51	102,142,999	0.31%	13.84%
2020	0.00%	4,066,375	21.53	87,561,895	0.23%	12.53%
2019	0.00%	3,850,703	19.14	73,685,339	2.41%	22.04%
2018	0.00%	3,598,467	15.68	56,423,189	1.96%	-7.61%
2017	0.00%	3,183,912	16.97	54,034,626	2.01%	16.83%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class P (NVDMCP)
2021	0.00%	140,684	17.61	2,478,075	0.42%	6.87%
2020	0.00%	142,654	16.48	2,351,158	0.14%	8.71%
2019	0.00%	125,582	15.16	1,903,911	2.50%	13.67%
2018	0.00%	120,199	13.34	1,603,212	2.25%	-3.58%
2017	0.00%	114,655	13.83	1,586,017	2.02%	9.33%
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)
2021	0.00%	40,656	11.09	450,841	0.99%	-2.02%
2020	0.00%	20,394	11.32	230,825	1.99%	7.12%
2019	0.00%	887	10.57	9,372	1.23%	5.66%	****
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)
2021	0.00%	26,263	15.33	402,703	1.79%	21.87%
2020	0.00%	8,337	12.58	104,897	2.57%	15.76%
2019	0.00%	3,329	10.87	36,183	0.71%	8.69%	****
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class P (NVIDAP)
2021	0.00%	1,450,791	26.77	38,832,406	0.25%	15.74%
2020	0.00%	1,369,478	23.13	31,671,011	0.23%	13.00%
2019	0.00%	1,242,457	20.47	25,427,376	2.39%	23.80%
2018	0.00%	1,112,535	16.53	18,391,530	1.74%	-8.66%
2017	0.00%	993,697	18.10	17,983,506	1.99%	18.65%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class P (NVIDCP)
2021	0.00%	278,273	14.71	4,092,734	0.39%	2.85%
2020	0.00%	289,540	14.30	4,140,612	0.10%	6.95%
2019	0.00%	291,913	13.37	3,903,266	2.48%	9.65%
2018	0.00%	276,109	12.20	3,367,180	2.43%	-1.62%
2017	0.00%	222,635	12.40	2,759,893	2.28%	5.89%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)
2021	0.00%	1,444,639	20.98	30,307,187	0.43%	10.44%
2020	0.00%	1,381,747	19.00	26,247,922	0.14%	10.59%
2019	0.00%	1,316,959	17.18	22,621,887	2.49%	17.83%
2018	0.00%	1,278,961	14.58	18,645,343	2.10%	-5.53%
2017	0.00%	1,222,504	15.43	18,864,904	2.02%	13.16%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2021	0.00%	6,502	14.80	96,233	2.28%	12.40%
2020	0.00%	7,126	13.17	93,834	0.95%	7.69%
2019	0.00%	8,172	12.23	99,928	2.19%	18.91%
2018	0.00%	11,571	10.28	118,987	1.77%	-14.80%
2017	0.00%	12,916	12.07	155,893	1.49%	27.07%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)
2021	0.00%	566,013	14.36	8,130,678	3.24%	10.84%
2020	0.00%	447,793	12.96	5,803,291	2.56%	7.53%
2019	0.00%	443,992	12.05	5,351,539	3.91%	21.77%
2018	0.00%	331,043	9.90	3,276,416	2.81%	-13.81%
2017	0.00%	311,145	11.48	3,572,837	4.26%	24.88%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)
2021	0.00%	976,982	18.76	18,328,078	3.98%	-0.72%
2020	0.00%	319,789	18.90	6,042,951	3.38%	9.31%
2019	0.00%	256,283	17.29	4,430,571	3.28%	9.89%
2018	0.00%	237,517	15.73	3,736,763	2.66%	-1.20%
2017	0.00%	241,818	15.92	3,850,792	2.88%	3.94%
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1)
2021	0.00%	209,616	19.94	4,180,309	0.39%	-1.08%
2020	0.00%	164,677	20.16	3,319,309	0.98%	51.04%
2019	0.00%	146,825	13.35	1,959,785	1.23%	33.15%
2018	0.00%	159,346	10.02	1,597,400	1.08%	-16.46%
2017	0.00%	162,497	12.00	1,949,871	1.22%	25.77%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)
2021	0.00%	303,733	13.03	3,957,105	3.38%	10.58%
2020	0.00%	304,787	11.78	3,590,951	0.00%	17.82%	****
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)
2021	0.00%	120,314	51.02	6,138,616	0.00%	40.45%
2020	0.00%	129,161	36.33	4,692,161	0.00%	30.09%
2019	0.00%	154,415	27.93	4,312,042	4.13%	30.53%
2018	0.00%	162,755	21.39	3,481,926	0.31%	-3.08%
2017	0.00%	169,828	22.07	3,748,564	0.37%	30.20%
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)
2021	0.00%	238,227	42.85	10,208,764	0.12%	-4.70%
2020	0.00%	245,793	44.97	11,052,825	0.00%	60.90%
2019	0.00%	322,805	27.95	9,021,804	0.00%	37.25%
2018	0.00%	307,725	20.36	6,266,012	0.00%	-6.85%
2017	0.00%	290,871	21.86	6,358,398	0.00%	27.74%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)
2021	0.00%	240,532	29.17	7,016,317	0.90%	24.20%
2020	0.00%	223,756	23.49	5,255,106	2.32%	-1.07%
2019	0.00%	203,993	23.74	4,842,836	2.42%	23.97%
2018	0.00%	198,222	19.15	3,795,916	1.09%	-13.12%
2017	0.00%	252,510	22.04	5,565,449	1.24%	13.95%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
2021	0.00%	16,414	32.62	535,500	0.75%	24.02%
2020	0.00%	17,056	26.31	448,686	2.12%	-1.14%
2019	0.00%	17,474	26.61	465,003	2.27%	23.85%
2018	0.00%	17,653	21.49	379,316	1.04%	-13.15%
2017	0.00%	19,673	24.74	486,749	1.13%	13.84%
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I (NVNMO1)
2021	0.00%	45,657	35.71	1,630,576	0.35%	26.57%
2020	0.00%	32,197	28.22	908,486	0.42%	13.55%
2019	0.00%	39,806	24.85	989,156	0.66%	28.07%
2018	0.00%	39,977	19.40	775,665	0.52%	-4.76%
2017	0.00%	46,411	20.37	945,558	0.55%	24.85%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class II (NVNSR2)
2021	0.00%	55,600	36.56	2,032,692	0.34%	26.76%
2020	0.00%	56,713	28.84	1,635,738	0.74%	13.34%
2019	0.00%	64,931	25.45	1,652,377	0.75%	26.05%
2018	0.00%	66,465	20.19	1,341,903	0.52%	-5.87%
2017	0.00%	84,774	21.45	1,818,373	0.57%	18.36%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)
2021	0.00%	388,459	71.53	27,788,086	0.68%	30.24%
2020	0.00%	276,426	54.92	15,182,690	1.35%	18.90%
2019	0.00%	287,474	46.19	13,279,857	1.63%	37.62%
2018	0.00%	329,377	33.57	11,056,606	0.84%	-1.27%
2017	0.00%	333,398	34.00	11,335,816	0.50%	27.31%
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
2021	0.00%	647,149	29.71	19,229,369	1.04%	46.75%
2020	0.00%	739,684	20.25	14,977,502	1.56%	-5.39%
2019	0.00%	726,848	21.40	15,550,087	1.68%	30.70%
2018	0.00%	785,456	16.37	12,860,983	1.87%	-3.92%
2017	0.00%	808,062	17.04	13,771,204	2.35%	6.50%
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
2021	0.00%	598,751	26.27	15,729,947	0.82%	14.20%
2020	0.00%	553,080	23.00	12,723,308	0.95%	19.32%
2019	0.00%	517,713	19.28	9,993,389	1.03%	24.96%
2018	0.00%	429,321	15.43	6,623,998	1.18%	-11.34%
2017	0.00%	464,059	17.40	8,075,992	0.98%	14.18%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class I (NVSTB1)
2021	0.00%	355,501	11.67	4,147,701	1.36%	-0.44%
2020	0.00%	249,835	11.72	2,927,779	2.20%	3.20%
2019	0.00%	177,815	11.36	2,019,118	2.84%	4.33%
2018	0.00%	153,885	10.88	1,674,830	3.37%	0.98%
2017	0.00%	38,810	10.78	418,292	2.25%	1.95%
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
2021	0.00%	3,474	12.81	44,496	0.96%	-0.59%
2020	0.00%	3,936	12.88	50,713	1.61%	2.83%
2019	0.00%	4,143	12.53	51,910	2.01%	4.09%
2018	0.00%	4,985	12.04	60,007	2.16%	0.82%
2017	0.00%	5,182	11.94	61,871	1.65%	1.58%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)
2021	0.00%	28,755	21.02	604,558	2.32%	10.40%
2020	0.00%	33,779	19.04	643,287	1.49%	5.18%
2019	0.00%	51,404	18.11	930,731	2.52%	12.49%
2018	0.00%	48,780	16.10	785,179	1.82%	-15.69%
2017	0.00%	56,049	19.09	1,070,061	2.08%	22.72%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
2021	0.00%	96,687	11.93	1,153,375	0.00%	0.00%
2020	0.00%	109,871	11.93	1,310,647	0.24%	0.24%
2019	0.00%	107,268	11.90	1,276,488	1.80%	1.78%
2018	0.00%	134,363	11.69	1,570,934	1.36%	1.39%
2017	0.00%	160,646	11.53	1,852,465	-0.01%	0.42%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V (SAM5)
2021	0.00%	1,367,483	10.41	14,233,860	0.00%	0.00%
2020	0.00%	2,066,859	10.41	21,513,526	0.20%	0.26%
2019	0.00%	1,290,070	10.38	13,393,382	1.84%	1.83%
2018	0.00%	1,813,387	10.20	18,487,651	1.41%	1.44%
2017	0.00%	1,649,553	10.05	16,578,395	0.47%	0.47%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2021	0.00%	85,722	51.44	4,409,581	0.00%	30.84%
2020	0.00%	67,216	39.32	2,642,718	0.02%	22.69%
2019	0.00%	70,142	32.05	2,247,770	0.07%	25.65%
2018	0.00%	82,213	25.50	2,096,811	0.01%	-12.63%
2017	0.00%	82,002	29.19	2,393,852	0.00%	13.49%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
2021	0.00%	176,394	48.22	8,506,168	0.00%	10.31%
2020	0.00%	178,877	43.72	7,819,845	0.00%	40.89%
2019	0.00%	163,047	31.03	5,059,238	0.00%	35.71%
2018	0.00%	99,789	22.86	2,281,584	0.00%	-7.94%
2017	0.00%	161,709	24.84	4,016,173	0.00%	24.92%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2021	0.00%	115,010	38.89	4,472,762	0.00%	32.04%
2020	0.00%	104,150	29.45	3,067,543	0.08%	5.15%
2019	0.00%	104,240	28.01	2,919,767	1.12%	19.00%
2018	0.00%	98,918	23.54	2,328,309	0.73%	-16.95%
2017	0.00%	91,066	28.34	2,581,040	0.41%	9.06%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)
2021	0.00%	218,051	44.41	9,683,457	0.77%	21.88%
2020	0.00%	230,533	36.44	8,399,758	1.15%	10.35%
2019	0.00%	250,724	33.02	8,278,253	1.26%	29.31%
2018	0.00%	218,466	25.53	5,578,363	1.24%	0.00%
2017	0.00%	149,467	25.53	3,816,621	1.31%	20.52%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
2021	0.00%	3,805	24.28	92,396	0.00%	12.72%
2020	0.00%	3,389	21.54	73,005	0.00%	39.71%
2019	0.00%	2,381	15.42	36,713	0.00%	32.48%
2018	0.00%	2,556	11.64	29,748	0.00%	-6.56%
2017	0.00%	2,482	12.46	30,914	0.00%	24.56%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2021	0.00%	3,327	49.04	163,150	0.38%	23.48%
2020	0.00%	3,530	39.71	140,192	0.60%	19.56%
2019	0.00%	4,055	33.22	134,693	0.42%	25.88%
2018	0.00%	4,417	26.39	116,549	0.48%	-5.73%
2017	0.00%	4,834	27.99	135,299	0.50%	18.43%
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)
2021	0.00%	47,966	13.58	651,359	2.62%	0.74%
2020	0.00%	46,671	13.48	629,112	2.39%	3.46%
2019	0.00%	43,846	13.03	571,278	1.98%	3.69%
2018	0.00%	45,141	12.57	567,238	1.56%	1.02%
2017	0.00%	48,450	12.44	602,666	1.44%	0.89%
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)
2021	0.00%	171,778	14.66	2,518,838	1.00%	8.51%
2020	0.00%	167,878	13.51	2,268,613	2.13%	5.66%
2019	0.00%	172,739	12.79	2,209,203	2.14%	14.48%
2018	0.00%	173,746	11.17	1,940,985	1.65%	-6.15%
2017	0.00%	158,248	11.90	1,883,707	1.50%	10.58%
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)
2021	0.00%	288,739	15.66	4,521,017	0.95%	12.43%
2020	0.00%	298,617	13.93	4,158,750	2.06%	5.18%
2019	0.00%	290,369	13.24	3,844,781	1.87%	16.93%
2018	0.00%	281,468	11.32	3,187,188	1.51%	-8.84%
2017	0.00%	247,982	12.42	3,080,200	1.58%	17.45%
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)
2021	0.00%	204,662	15.65	3,203,196	1.03%	10.98%
2020	0.00%	196,859	14.10	2,776,214	2.19%	5.90%
2019	0.00%	198,876	13.32	2,648,424	2.11%	16.16%
2018	0.00%	192,819	11.46	2,210,476	1.59%	-7.38%
2017	0.00%	177,464	12.38	2,196,461	1.59%	13.83%
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)
2021	0.00%	67,251	16.75	1,126,482	11.46%	16.23%
2020	0.00%	44,303	14.41	638,454	5.04%	8.01%
2019	0.00%	42,449	13.34	566,357	3.02%	11.90%
2018	0.00%	49,023	11.92	584,534	3.11%	-5.41%
2017	0.00%	52,311	12.61	659,392	4.71%	13.54%
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)
2021	0.00%	93,465	14.42	1,347,379	5.60%	-7.52%
2020	0.00%	91,746	15.59	1,430,110	5.00%	10.77%
2019	0.00%	90,601	14.07	1,274,925	2.02%	7.02%
2018	0.00%	109,619	13.15	1,441,304	6.04%	-3.98%
2017	0.00%	63,546	13.69	870,114	1.68%	10.85%
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)
2021	0.00%	405,321	13.77	5,579,621	0.53%	-0.93%
2020	0.00%	349,835	13.89	4,860,822	1.21%	2.99%
2019	0.00%	354,402	13.49	4,784,042	2.79%	4.03%
2018	0.00%	381,871	12.97	4,952,360	1.96%	0.34%
2017	0.00%	320,821	12.93	4,146,637	1.34%	1.35%
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)
2021	0.00%	586,558	8.40	4,925,511	4.20%	33.34%
2020	0.00%	646,652	6.30	4,072,362	6.45%	1.35%
2019	0.00%	621,452	6.21	3,861,733	4.54%	11.43%
2018	0.00%	518,063	5.58	2,888,830	2.09%	-14.13%
2017	0.00%	422,955	6.49	2,746,634	10.83%	2.15%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)
2020	0.00%	711,898	14.35	10,215,419	2.10%	8.64%
2019	0.00%	656,729	13.21	8,674,409	2.99%	8.35%
2018	0.00%	578,659	12.19	7,053,872	2.55%	-0.54%
2017	0.00%	627,442	12.26	7,689,732	2.02%	4.92%
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IA (PVEIIA)
2021	0.00%	135,705	17.91	2,429,846	1.19%	27.62%
2020	0.00%	90,035	14.03	1,263,227	1.57%	6.06%
2019	0.00%	51,816	13.23	685,481	1.69%	30.73%
2018	0.00%	21,350	10.12	216,047	0.05%	-8.27%
2017	0.00%	61	11.03	673	0.00%	10.32%	****
Putnam Variable Trust - Putnam VT International Value Fund: Class IA (PVIVIA)
2021	0.00%	27,119	12.80	347,062	0.92%	15.28%
2020	0.00%	6,990	11.10	77,600	2.86%	4.23%
2019	0.00%	7,255	10.65	77,274	2.13%	20.44%
2018	0.00%	3,606	8.84	31,889	0.43%	-17.38%
2017	0.00%	252	10.70	2,697	0.00%	7.03%	****
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
2021	0.00%	16,863	73.48	1,239,126	0.00%	12.83%
2020	0.00%	17,564	65.13	1,143,882	0.00%	29.27%
2019	0.00%	29,567	50.38	1,489,616	0.00%	28.63%
2018	0.00%	34,267	39.17	1,342,151	0.00%	0.86%
2017	0.00%	42,132	38.83	1,636,163	0.00%	27.31%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio (TRHSP)
2021	0.00%	824,020	53.74	44,279,060	0.00%	13.10%
2020	0.00%	764,571	47.51	36,324,907	0.00%	29.62%
2019	0.00%	652,808	36.65	23,939,178	0.00%	28.95%
2018	0.00%	569,300	28.43	16,182,809	0.00%	1.11%
2017	0.00%	482,396	28.11	13,562,105	0.00%	27.58%
VanEck VIP Trust - Global Resources Fund: Initial Class (VWHA)
2021	0.00%	390,754	9.38	3,667,075	0.44%	18.92%
2020	0.00%	334,958	7.89	2,643,366	1.02%	19.11%
2019	0.00%	337,411	6.63	2,235,483	0.00%	11.87%
2018	0.00%	338,228	5.92	2,003,153	0.00%	-28.28%
2017	0.00%	318,061	8.26	2,626,353	0.00%	-1.70%
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)
2021	0.00%	49,348	15.80	779,802	1.70%	46.87%
2020	0.00%	10,914	10.76	117,426	1.72%	-1.33%
2019	0.00%	5,252	10.90	57,269	4.80%	9.04%	****
Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)
2021	0.00%	31,412	71.82	2,255,942	0.00%	7.64%
2020	0.00%	34,815	66.72	2,322,861	0.00%	57.78%
2019	0.00%	51,690	42.29	2,185,764	0.00%	24.83%
2018	0.00%	52,819	33.88	1,789,245	0.00%	1.31%
2017	0.00%	49,488	33.44	1,654,734	0.00%	25.86%

*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the policyholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.